united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH  45246

(Address of principal executive offices) (Zip code)

Rich Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/19

Item 1. Reports to Stockholders.

altegris TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

December 31, 2019

The Altegris Mutual Funds

Each a Series of Northern Lights Fund Trust

Semi-Annual Report

Altegris Futures Evolution Strategy Fund

Altegris GSA Trend Strategy Fund

Altegris Managed Futures Strategy Fund

ADVISED BY

Altegris Advisors, L.L.C.

1200 Prospect Street

Suite 400

La Jolla, CA 92037

888.524.9441

www.altegris.com/mutualfunds

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.altegris.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Altegris Futures Evolution Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for the period ended December 31, 2019, compared to its benchmark:

				Since Inception	Since Inception
	Six Month	One Year	Five Years	February 16, 2012	October 31, 2011
Altegris Futures Evolution Strategy Fund - Class A	0.77%	3.95%	1.15%	N/A	3.43%
Altegris Futures Evolution Strategy Fund - Class A with load **	(5.05)%	(1.99)%	(0.04)%	N/A	2.68%
Altegris Futures Evolution Strategy Fund - Class C	0.35%	3.19%	0.40%	2.59%	N/A
Altegris Futures Evolution Strategy Fund - Class I	0.81%	4.22%	1.42%	N/A	3.70%
Altegris Futures Evolution Strategy Fund - Class N	0.67%	3.96%	1.15%	N/A	3.42%
Bank of America Merrill Lynch 3-Month Treasury Bill Index ***	1.02%	2.28%	1.07%	0.71%	0.68%
S&P 500 Total Return Index ^	10.92%	31.49%	11.70%	13.98%	14.68%
SG Trend Index +	1.67%	9.23%	(0.75)%	1.51%	1.83%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. The Fund’s total annual operating expense ratios, before any fee waivers, are 2.08%, 2.83%, 1.83%, and 2.08% for Class A, Class C, Class I, and Class N shares, respectively, per the Fund’s prospectus dated October 28, 2019. Class A shares are subject to a sales charge imposed on purchase of 5.75% and Class A and Class C Shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call 1-877-772-5838.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	Bank of America Merrill Lynch 3-Month Treasury Bill Index:Is an unmanaged index that measures the returns of three-month Treasury Bills.

^	S&P 500 Total Return Index is unmanaged and is generally representative of certain portions of the U.S. equity markets.

+	SG Trend Index calculates the net daily rate of return for a group of 10 trend following CTAs selected from the largest managers open to new investment.

Holdings by Type of Investment as of December 31, 2019	% of Net Assets
Bonds & Notes
Other Asset Backed Securities	17.6%
Whole Loan Collateral	10.6%
Commercial Mortgage Backed Securities	9.2%
U.S. Government Agency	8.9%
U.S. Treasuries	5.9%
Banks	3.3%
Oil&Gas	1.5%
U.S. Government Agency Obligations	1.2%
Other	12.1%
Purchased Options	24.1%
Short Term Investments	0.3%
Other, Cash & Cash Equivalents	5.3%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Altegris GSA Trend Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for the period ended December 31, 2019, compared to its benchmark:

			Annualized
			Since Inception ++
	Six Month	One Year	December 30, 2016
Altegris GSA Trend Strategy Fund - Class A	0.61%	(2.34)%	(4.74)%
Altegris GSA Trend Strategy Fund - Class A with load **	(5.13)%	(7.96)%	(6.60)%
Altegris GSA Trend Strategy Fund - Class I	0.48%	(2.46)%	(4.60)%
Altegris GSA Trend Strategy Fund - Class N	0.29%	(2.66)%	(4.84)%
Bank of America Merrill Lynch 3-Month Treasury Bill Index ***	1.02%	2.28%	1.67%
SG Trend Index +	1.67%	9.23%	0.85%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. The Fund’s total annual operating expense ratios, gross of fee waivers or expense reimbursements, are 2.45%, 2.20%, and 2.45% for Class A, Class I, and Class N shares, respectively, per the Fund’s prospectus dated October 28, 2019. Class A shares are subject to a maximum sales charge on purchases of 5.75% and Class A shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call 1-877-772-5838.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	Bank of America Merrill Lynch 3-Month Treasury Bill Index: Consists of U.S. Treasury Bills maturing in 90 days. Investors cannot invest directly in an index.

+	SG Trend Index calculates the net daily rate of return for a group of 20 CTAs selected from the largest managers open to new investment.

++	Inception date of the Fund is December 30, 2016.

Holdings by Type of Investment as of December 31, 2019 *	% of Net Assets
U.S. Treasury Bill	41.4%
Other, Assets Less Liabilities	58.6%
100.0%

*	Does not include the Fund’s long and short futures positions.

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Altegris Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for the period ended December 31, 2019, compared to its benchmark:

				Since Inception	Since Inception	Since Inception
	Six Month	One Year	Five Year	8/26/2010	2/1/2011	3/13/2013
Altegris Managed Futures Strategy Fund - Class A	3.02%	4.20%	0.39%	(0.15)%	N/A	N/A
Altegris Managed Futures Strategy Fund - Class A with load **	(2.96)%	(1.80)%	(0.80)%	(0.78)%	N/A	N/A
Altegris Managed Futures Strategy Fund - Class C	2.57%	3.38%	(0.38)%	N/A	(1.51)%	N/A
Altegris Managed Futures Strategy Fund - Class I	3.15%	4.45%	0.62%	0.09%	N/A	N/A
Altegris Managed Futures Strategy Fund - Class O	3.04%	4.22%	0.40%	N/A	N/A	0.48%
Bank of America Merill Lynch 3 Month T- Bill Index ***	1.02%	2.28%	1.07%	0.61%	0.64%	0.80%
MSCI World Index ****	9.14%	27.67%	8.74%	10.96%	8.83%	9.77%
SG CTA Index *****	1.40%	6.26%	(0.07)%	1.33%	0.85%	1.80%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. Per the fee table in the Fund’s October 28, 2019 prospectus, the total annual operating expense are 2.34%, 3.09%, 2.09%, and 2.34% for the Fund’s Class A, Class C, Class I, and Class O shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class A and Class C shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call 1-877-772-5838.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	Bank of America Merrill Lynch 3 Month T-Bill Index is an unmanaged index that measures returns of three-month treasury bills.

****	MSCI World Index is a stock market index of over 6,000 stocks from 24 developed countries around the globe. Investors cannot invest directly in an index.

*****	SG CTA Index calculates the net daily rate of return for a group of 20 CTAs selected from the largest managers open to new investment.

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Value ($)
	COMMON STOCK - 0.0% *
10,554	Frontera Energy Corp.	79,472
	TOTAL COMMON STOCK (Cost - $937,301)	79,472

Principal
Amount ($)		Spread	Interest Rate	Maturity
	BONDS & NOTES - 70.2%
	ADVERTISING - 0.1%
110,000	Interpublic Group of Cos., Inc.		4.6500	10/1/2028	123,838
95,000	Interpublic Group of Cos., Inc.		5.4000	10/1/2048	116,599
337,000	Omnicom Group, Inc.		3.6250	5/1/2022	349,105
					589,542
	AEROSPACE / DEFENSE - 0.1%
25,000	Bombardier, Inc. (b)		6.0000	10/15/2022	24,993
190,000	Lockheed Martin Corp.		4.7000	5/15/2046	241,598
349,000	Northrop Grumman Corp.		2.0800	10/15/2020	349,386
25,000	Transdigm, Inc. (b)		6.2500	3/15/2026	27,065
10,000	Transdigm, Inc.		6.3750	6/15/2026	10,606
20,000	Transdigm, Inc. (b)		5.5000	11/15/2027	20,225
					673,873
	AGRICULTURE - 0.1%
95,000	Altria Group, Inc.		5.9500	2/14/2049	115,184
340,000	BAT Capital Corp.		2.7640	8/15/2022	345,012
130,000	Reynolds American, Inc.		4.0000	6/12/2022	135,321
					595,517
	AIRLINES - 0.2%
340,000	Delta Airlines, Inc.		3.4000	4/19/2021	344,710
230,000	Delta Airlines, Inc.		3.6250	3/15/2022	235,550
179,601	Guanay Finance Limited		6.0000	12/15/2020	181,622
200,000	Latam Finance Ltd. (b)		7.0000	3/1/2026	216,502
					978,384
	AUTO MANUFACTURERS - 0.3%
380,000	Daimler Finance North America LLC (b)		2.3000	2/12/2021	380,718
55,000	Ford Motor Co.		7.4500	7/16/2031	65,365
430,000	General Motors Financial Co., Inc. (c)	3 Month LIBOR + 0.99	3.0331	1/5/2023	427,429
360,000	Hyundai Capital America (b)		2.8500	11/1/2022	364,012
					1,237,524
	AUTO PARTS & EQUIPMENT - 0.0% *
15,000	Panther BF Aggregator 2 LP (b)		6.2500	5/15/2026	16,163

	AUTOMOBILE ABS - 0.6%
429,175	Arivo Acceptance Auto Loan Receivables Trust 2019-1 (b)		2.9900	7/15/2024	428,368
91,020	Flagship Credit Auto Trust 2016-4 (b)		2.4100	10/15/2021	91,014
100,000	GLS Auto Receivables Trust 2018-2 (b)		3.7100	3/15/2023	101,060
249,076	GLS Auto Receivables Trust 2018-3 (b)		3.3500	8/15/2022	250,184
523,077	GLS Auto Receivables Trust 2019-1 (b)		3.3700	1/17/2023	526,168
20,339	Tesla Auto Lease Trust 2018-A (b)		2.7500	2/20/2020	20,339
500,000	Tesla Auto Lease Trust 2019-A (b)		2.6800	1/20/2023	498,131
394,534	Westlake Automobile Receivables Trust 2017-1 (b)		2.7000	10/17/2022	394,761
500,000	Westlake Automobile Receivables Trust 2018-2 (b)		3.2000	1/16/2024	501,651
					2,811,676
	BANKS - 3.3%
500,000	Banco Bradesco SA/Cayman Islands		5.9000	1/16/2021	515,250
500,000	Banco Continental SA Via Continental Senior Trustees Cayman Ltd		5.5000	11/18/2020	515,000
300,000	Banco de Reservas de la Republica Dominicana		7.0000	2/1/2023	315,378
500,000	Banco del Estado de Chile		2.6680	1/8/2021	500,305
300,000	Banco do Brasil SA (c)	10 Year Treasury Note + 7.78	8.5000	12/31/2049	311,778
200,000	Banco do Brasil SA (c)	10 Year Treasury Note + 4.40	6.2500	10/15/2166	202,952
150,000	Banco Macro SA (c)	5 Year Swap Rate + 5.46	6.7500	11/4/2026	121,500
600,000	Banco Mercantil del Norte SA (c)	5 Year Treasury Note + 5.04	6.8750	10/6/2166	627,006
200,000	Banco Mercantil del Norte SA (c)	10 Year Treasury Note + 5.35	7.6250	10/6/2166	213,752
600,000	Banco Nacional de Comercio Exterior SNC (c)	5 Year Treasury Note + 3.00	3.8000	8/11/2026	606,756
150,000	Banco Santander Chile		2.5000	12/15/2020	149,700
350,000	Bancolombia SA		5.9500	6/3/2021	367,500
200,000	Bancolombia SA (c)	5 Year Treasury Note + 2.94	4.6250	12/18/2029	202,750
400,000	Bangkok Bank PCL		4.8000	10/18/2020	407,904
325,000	Bank of America Corp. (c)	3 Month LIBOR + 0.79	2.6815	3/5/2024	326,528
125,000	Bank of America Corp. (c)	3 Month LIBOR + 1.21	3.9740	2/7/2030	137,234
150,000	Bank of Montreal		2.9000	3/26/2022	152,938
125,000	Bank of Montreal (c)	5 Year Swap Rate + 1.43	3.8030	12/15/2032	130,369
240,000	Bank of Nova Scotia		3.4000	2/11/2024	251,484

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal
Amount ($)		Spread	Interest Rate	Maturity	Value ($)
	BANKS - 3.3% (Continued)
750,000	BBVA Bancomer SA		6.5000	3/10/2021	781,882
200,000	CIMB Bank Bhd (c)	3 Month LIBOR + 0.78	2.7920	10/9/2024	200,376
235,000	Citigroup, Inc. (c)	3 Month LIBOR + 1.10	3.0041	5/17/2024	238,117
500,000	Citigroup, Inc. (c)	3 Month LIBOR + 1.02	2.9299	6/1/2024	505,780
115,000	Commonwealth Bank of Australia (b)		3.9000	7/12/2047	125,695
900,000	DBS Group Holdings Ltd. (c)	5 Year Swap + 2.39	3.6000	12/29/2049	905,625
150,000	Gilex Holding Sarl		8.5000	5/2/2023	161,064
500,000	Global Bank Corp.		4.5000	10/20/2021	514,755
235,000	Goldman Sachs Group, Inc.		3.6250	2/20/2024	246,691
100,000	Industrial Senior Trust		5.5000	11/1/2022	104,501
675,000	Itau Unibanco Holding SA Island		5.7500	1/22/2021	693,569
325,000	JPMorgan Chase & Co. (c)	3 Month LIBOR + 0.70	3.2070	4/1/2023	332,750
250,000	Macquarie Bank Ltd. (b)		2.1000	10/17/2022	250,786
500,000	Malayan Banking Bhd (c)	5 Year Swap 2.54	3.9050	10/29/2026	508,300
245,000	Mitsubishi UFJ Financial Group, Inc.		3.2180	3/7/2022	251,041
245,000	Mitsubishi UFJ Financial Group, Inc. (c)	3 Month LIBOR + 0.74	2.6469	3/2/2023	245,621
500,000	Morgan Stanley (c)	3 Month LIBOR + 0.93	2.8833	7/22/2022	504,732
250,000	Morgan Stanley (c)	3 Month LIBOR + 0.85	3.7370	4/24/2024	261,224
200,000	Nacional Financiera SNC		3.3750	11/5/2020	200,890
245,000	Santander Holdings USA, Inc.		3.4000	1/18/2023	251,210
170,000	Scotiabank Peru SAA (c)	3 Month LIBOR + 3.86	4.5000	12/13/2027	175,527
505,000	Sumitomo Mitsui Financial Group, Inc.		2.0580	7/14/2021	505,733
330,000	Toronto-Dominion Bank (The)		3.2500	6/11/2021	337,035
160,000	Truist Financial Corp.		2.2000	3/16/2023	161,063
200,000	United Overseas Bank Ltd. (c)	5 Year Swap + 1.65	2.8800	3/8/2027	200,328
600,000	United Overseas Bank Ltd. (c)	5 Year Treasury + 1.50	3.7500	4/15/2029	623,033
60,000	Wells Fargo & Co. (c)	3 Month LIBOR + 1.17	2.8790	10/30/2030	60,417
					15,403,829
	BEVERAGES - 0.1%
90,000	Anheuser-Bush InBev Finance, Inc.		4.9000	2/1/2046	106,751
230,000	Constellation Brands Inc		3.1500	8/1/2029	232,640
45,000	Cott Holdings, Inc. (b)		5.5000	4/1/2025	47,025
					386,416
	BUILDING MATERIALS - 0.1%
135,000	Owens Corning		4.4000	1/30/2048	130,596
300,000	Tecnoglass, Inc.		8.2000	1/31/2022	324,600
					455,196
	CHEMICALS - 0.3%
125,000	DowDuPont, Inc.		3.7660	11/15/2020	126,732
105,000	Nutrien Ltd.		4.2000	4/1/2029	115,698
200,000	Syngenta Finance NV		5.6760	4/24/2048	208,521
700,000	UPL Corp. Ltd.		3.2500	10/13/2021	702,478
200,000	UPL Corp. Ltd.		4.5000	3/8/2028	202,953
					1,356,382
	COAL - 0.0% *
25,000	Peabody Energy Corp. (b)		6.0000	3/31/2022	24,375
25,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. (b)		7.5000	6/15/2025	24,042
					48,417
	COMMERCIAL MBS - 9.2%
215,000	AREIT 2019-CRE3 Trust (b,c)	1 Month LIBOR + 2.65	4.3898	9/14/2036	214,947
1,111,000	Atrium Hotel Portfolio Trust 2017-ATRM E (b,c)	1 Month LIBOR + 3.05	4.7897	12/15/2036	1,110,358
265,000	BAMLL Commercial Mortage Securities Trust 2019-AHT (b,c)	1 Month LIBOR + 2.50	4.2397	3/15/2034	266,969
763,277	Bancorp Commercial Mortgage 2018 CRE4 Trust A (b,c)	1 Month LIBOR + 0.90	2.6398	9/15/2035	763,303
243,000	Bancorp Commercial Mortgage 2019-CRE5 Trust D (b,c)	1 Month LIBOR + 2.35	4.0898	3/15/2036	243,228
142,000	Bancorp Commercial Mortgage 2019-CRE6 Trust (b,c)	1 Month LIBOR + 2.30	4.0654	9/15/2036	141,997
104,000	BANK 2019-BNK17 C (d)		4.5173	4/15/2052	111,892
106,000	Barclays Commercial Mortgage Trust 2019-C3		4.0960	5/15/2052	112,886
101,000	BBCMS 2017-DELC Mortgage Trust C (b,c)	1 Month LIBOR + 1.20	2.9397	8/15/2036	100,494
115,000	BBCMS 2017-DELC Mortgage Trust D (b,c)	1 Month LIBOR + 1.70	3.4397	8/15/2036	115,035
231,000	BBCMS 2017-DELC Mortgage Trust E (b,c)	1 Month LIBOR + 2.50	4.2397	8/15/2036	231,142
230,000	BBCMS 2017-DELC Mortgage Trust F (b,c)	1 Month LIBOR + 3.50	5.2397	8/15/2036	229,862
719,000	BBCMS 2018-TALL Mortgage Trust A (b,c)	1 Month LIBOR + 0.72	2.4617	3/15/2037	715,396
32,734,000	BB-UBS Trust 2012-SHOW XA (b,d,g)		0.5958	11/5/2024	922,316
18,022,000	BB-UBS Trust 2012-SHOW XB (b,d,g)		0.1438	11/5/2024	157,570
104,000	BENCHMARK 2019-B10 Mortgage Trust		3.7500	3/15/2062	104,359
599,000	BFLD 2019-DPLO (b,c)	1 Month LIBOR + 2.24	3.9797	10/15/2034	598,576

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal
Amount ($)		Spread	Interest Rate	Maturity	Value ($)
	COMMERCIAL MBS - 9.2% (Continued)
784,000	BHMS 2018-ATLS (b,c)	1 Month LIBOR + 1.25	2.9897	7/15/2035	783,308
130,000	BHP Trust 2019-BXHP (b,c)	1 Month LIBOR + 2.57	4.3074	8/15/2036	129,363
144,000	Braemar Hotels & Resorts Trust 2018-Prime F (b,c)	1 Month LIBOR + 2.90	4.6397	6/15/2035	144,114
207,000	BX Commercial Mortgage Trust 2018-BIOA D (b,c)	1 Month LIBOR + 1.32	3.0608	3/15/2037	207,135
734,000	BX Commercial Mortgage Trust 2018-BIOA E (b,c)	1 Month LIBOR + 1.95	3.6908	3/15/2037	733,355
360,569	BX Trust 2017-APPL B (b,c)	1 Month LIBOR + 1.15	2.8897	7/15/2034	360,453
169,150	BX Trust 2017-SLCT D (b,c)	1 Month LIBOR + 2.05	3.7897	7/15/2034	169,361
286,450	BX Trust 2017-SLCT E (b,c)	1 Month LIBOR + 3.15	4.8898	7/15/2034	286,807
408,324	BX Trust 2018-EXCL (b,c)	1 Month LIBOR + 1.09	2.8274	9/15/2020	407,427
100,000	BX Trust 2018-GW D (b,c)	1 Month LIBOR + 1.77	3.5098	5/15/2035	100,121
419,000	BX Trust 2018-MCSF F (b,c)	1 Month LIBOR + 2.65	4.3863	4/15/2035	418,996
442,000	BX Trust 2019-MMP B (b,c)	1 Month LIBOR + 1.30	3.0398	8/15/2036	441,992
129,000	BX Trust 2019-MMP F (b,c)	1 Month LIBOR + 2.79	4.5319	8/15/2036	129,078
100,000	BX Trust 2019-OC11 E (b)		4.0755	12/9/2041	96,565
599,000	BXMT 2017-FL1 Ltd. C (b,c)	1 Month LIBOR + 1.95	3.6874	6/15/2035	596,902
116,000	Carbon Capital VI Commercial Mortgage 2019-FL2 Trust (b,c)	1 Month LIBOR + 2.85	4.5898	10/15/2035	116,717
2,874,296	CD 2017-CD4 Mortgage Trust XA (d,g)		1.3090	5/10/2050	199,777
259,000	CF Trust 2019-MF1 F (b,c)	1 Month LIBOR + 2.95	4.6897	8/15/2021	258,995
105,000	CFCRE Commercial Mortgage Trust 2017- C8 B (d)		4.1985	6/15/2050	112,011
6,171,272	CFCRE 2017-C8 XA (g)		1.6197	6/15/2050	523,296
2,302,000	CFCRE 2017-C8 XB (g)		0.9482	6/15/2050	142,898
1,081,000	CFCRE Commercial Mortgage Trust 2018-TAN C (b)		5.2948	2/15/2033	1,139,270
649,000	CFCRE Commercial Mortgage Trust 2018-TAN D (b)		6.0994	2/15/2033	690,408
391,000	CHT 2017-COSMO Mortgage Trust E (b,c)	1 Month LIBOR + 3.00	4.7397	11/15/2034	391,355
209,000	CHT 2017-COSMO Mortgage Trust F (b,c)	1 Month LIBOR + 3.74	5.4809	11/15/2034	209,252
610,019	Citigroup Commercial Mortgage Trust 2012-GC8 XA (b,d)		2.0531	9/10/2045	23,388
6,209,022	Citigroup Commercial Mortgage Trust 2014-GC21 XA (d,g)		1.1783	5/10/2047	268,991
4,403,809	Citigroup Commercial Mortgage Trust 2014-GC25 XA (d)		1.0540	10/10/2047	178,164
224,000	Citigroup Commercial Mortgage Trust 2015-GC27 D (b,d)		4.5770	2/10/2048	213,372
72,000	Citigroup Commercial Mortgage Trust 2016-GC36 D (b)		2.8500	2/10/2049	62,139
1,952,421	Citigroup Commercial Mortgage Trust 2016-GC36 XA (d,g)		1.2747	2/10/2049	118,753
4,591,878	Citigroup Commercial Mortgage Trust 2016-P3 XA (d,g)		1.6853	4/15/2049	341,882
779,600	COMM 2012-CCRE3 Mortgage Trust XA (d)		2.0686	10/15/2045	32,396
152,000	COMM 2012-CR4 D (b,d)		4.5934	11/15/2022	77,541
696,095	COMM 2012-LC4 Mortgage XA Trust (b,d,g)		2.1025	12/10/2044	23,151
8,181,614	COMM 2013-CCRE12 Mortgage Trust XA (d,g)		1.1486	10/10/2046	290,255
7,085,534	COMM 2013-LC6 Mortgage Trust XA (d,g)		1.3395	1/10/2023	233,231
100,000	COMM 2014-CCRE20 Mortgage Trust C (d)		4.6576	11/10/2047	104,785
644,150	COMM 2014-UBS4 F Mortgage Trust (b,h)		3.7500	8/10/2047	241,685
1,153,576	COMM 2014-UBS4 G Mortgage Trust (b,h)		3.7500	8/10/2047	85,480
5	COMM 2014-UBS4 V Mortgage Trust *** (b,d,h)		0.0010	8/10/2047	—
2,459,705	COMM 2015-CCRE22 Mortgage Trust XA (d,g)		0.9437	3/10/2048	86,146
79,000	COMM 2016-CR28 Mortgage Trust (d)		4.6470	2/10/2049	84,900
53,000	COMM 2016-DC2 Mortgage Trust (d)		4.6394	2/10/2049	54,992
115,000	COMM 2016-GCT Mortgage D Trust (b,d)		3.4614	8/10/2029	115,487
111,000	COMM 2016-GCT Mortgage E Trust (b,d)		3.4614	8/10/2021	110,613
9,964,999	CSAIL 2017-CX9 Commercial Mortgage Trust XA (d,g)		0.8835	9/15/2050	361,431
10,502,652	CSAIL 2017-CX10 Commercial Mortgage Trust (d,g)		0.7224	11/15/2027	468,686
623,000	CSMC Trust 2017-CHOP D (b,c)	1 Month LIBOR + 1.90	3.6398	7/15/2032	621,466
57,000	CSMC Trust 2017-CHOP E (b,c)	1 Month LIBOR + 3.30	5.0398	7/15/2032	57,036
171,000	CSMC Trust 2017-LSTK C (b)		3.2294	4/5/2021	171,043
204,000	CSMC Trust 2017-LSTK D (b,d)		3.3305	4/5/2021	203,674
750,000	CSMC 2019-ICE4 A (b,c)	1 Month LIBOR + 0.98	2.7197	5/15/2036	750,469
59,000	FMBT 2019-FBLU E (b)		4.0950	12/10/2036	58,810
59,000	FMBT 2019-FBLU F (b)		4.0950	12/10/2036	57,811
59,000	FMBT 2019-FBLU G (b)		4.0950	12/10/2036	56,931
107,000	FMBT 2019-FBLU H (b,d)		4.0950	12/10/2036	99,970
526,000	GPMT 2018-GPP Mortgage Trust (b,c)	1 Month LIBOR + 2.95	4.7146	11/21/2035	525,910
392,000	GPMT 2018-GPP Mortgage Trust (b,c)	1 Month LIBOR + 1.28	3.0197	6/15/2035	390,054
255,000	GS Mortgage Securities Corp. Trust 2017-500K E (b,c)	1 Month LIBOR + 1.50	3.2398	7/15/2032	254,594
175,000	GS Mortgage Securities Corp. Trust 2017-500K F (b,c)	1 Month LIBOR + 1.80	3.5398	7/15/2032	175,000
290,000	GS Mortgage Securities Corp Trust 2018-TWR (b,c)	1 Month LIBOR + 3.92	5.6644	7/15/2031	291,793
250,000	GS Mortgage Securities Corp Trust 2019-SMP (b,c)	1 Month LIBOR + 3.10	4.8398	8/15/2032	249,993
250,000	GS Mortgage Securities Corp Trust 2019-SMP (b,c)	1 Month LIBOR + 4.25	5.9897	8/15/2032	249,982
690,000	GS Mortgage Securities Trust 2014-GC26 D (b,d)		4.5133	11/10/2047	600,876

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal
Amount ($)		Spread	Interest Rate	Maturity	Value ($)
	COMMERCIAL MBS - 9.2% (Continued)
105,000	GS Mortgage Securities Trust 2017-GS6		3.8690	5/10/2050	110,152
100,000	GSCG 2019-600C D (b)		3.7644	9/6/2034	100,119
100,000	GSCG 2019-600C E (b,d)		4.1179	9/6/2034	100,925
231,000	Hawaii Hotel Trust 2019-MAUI (b,c)	1 Month LIBOR + 2.75	4.4898	5/15/2038	230,868
511,000	Hilton Orlando Trust 2018-ORL B (b,c)	1 Month LIBOR + 1.05	2.7898	12/15/2034	510,711
98,735	HPLY Trust 2019-HIT F (b,c)	1 Month LIBOR + 3.15	4.8898	11/15/2026	98,611
215,167	HPLY Trust 2019-HIT G (b,c)	1 Month LIBOR + 3.90	5.6397	11/15/2026	214,898
14,603	J.P. Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 X (d)		0.4197	5/15/2045	5
138,126	J.P. Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AMS		5.3370	5/15/2047	127,586
115,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C3 D (b,d)		5.6639	2/15/2046	114,499
334,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C3 E (b,d)		5.6639	2/15/2046	324,426
571,381	J.P. Morgan Chase Commercial Mortgage Securities Trust 2012-C6 XA (d)		1.5828	5/15/2045	16,785
691,781	J.P. Morgan Chase Commercial Mortgage Securities Trust 2012-C8 XA (d)		1.8209	10/15/2045	26,603
530,276	J.P. Morgan Chase Commercial Mortgage Securities Trust 2012-CBX XA (d)		1.6533	6/15/2045	11,525
34,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 B		3.4595	8/15/2049	34,655
26,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 C (d)		3.7904	8/15/2049	26,256
1,109,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 B (b,c)	1 Month LIBOR + 1.10	2.8397	2/15/2035	1,104,170
144,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 C (b,c)	1 Month LIBOR + 1.30	3.0398	2/15/2035	143,459
786,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT (b,c)	1 Month LIBOR + 2.60	4.3036	7/5/2023	787,250
500,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT (b)		5.5422	7/5/2023	514,516
642,000	JP Morgan Chase Commercial Mortgage Securities Trust 2019-MFP A (b,c)	1 Month LIBOR + 0.96	2.6998	7/15/2036	640,395
305,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP F (b,c)	1 Month LIBOR + 3.00	4.7397	7/15/2036	305,000
39,000	JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON UES C (b)		4.3427	5/5/2032	40,999
40,000	JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON UES D (b,d)		4.4521	5/5/2032	41,753
47,000	JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON UES E (b,d)		4.4521	5/5/2032	48,118
49,000	JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON UES F (b,d)		4.4521	5/5/2032	48,805
53,000	JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON UES G (b,d)		4.4521	5/5/2032	51,110
144,000	JPMBB Commercial Mortgage Securities Trust 2014-C23 (b,d)		3.3640	9/15/2047	121,646
8,314,324	JPMBB Commercial Mortgage Securities Trust 2014-C25 XA (d)		0.9905	11/15/2047	286,705
100,000	JPMBB Commercial Mortgage Securities Trust 2015-C29 B (d)		4.1180	5/15/2048	104,697
86,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 C (d)		4.9049	3/15/2049	90,979
12,550,786	JPMDB Commercial Mortgage Securities Trust 2017-C5 XA (d,g)		0.9387	3/15/2050	696,572
124,461	LB-UBS Commercial Mortgage Trust 2006-C7 XCL (b,d)		0.6823	11/15/2038	30
103,718	LB-UBS Commercial Mortgage Trust 2006-C7 XW (b,d)		0.6823	11/15/2038	25
2,114	Merrill Lynch Mortgage Trust 2006-C1 AJ (d)		5.8618	5/12/2039	2,137
651,392	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 XA (b,d)		1.5245	8/15/2045	19,038
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 C (d)		4.4893	10/15/2047	130,872
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 C		4.0000	12/15/2047	128,862
72,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 C (d)		4.6798	10/15/2048	77,665
16,132,500	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XB (d,g)		0.1675	11/15/2052	228,648
296,919	Morgan Stanley Capital I Trust 2011-C1 XA (b,d)		0.4261	9/15/2047	716
165,000	Morgan Stanley Capital I Trust 2017-ASHF D (b,c)	1 Month LIBOR + 2.20	3.9398	11/15/2034	164,895
247,000	Morgan Stanley Capital I Trust 2017-ASHF E (b,c)	1 Month LIBOR + 3.15	4.8898	11/15/2034	246,843
187,000	Morgan Stanley Capital I Trust 2017-ASHF F (b,c)	1 Month LIBOR + 4.35	6.0897	11/15/2034	187,115
569,000	Morgan Stanley Capital I Trust 2017-CLS E (b,c)	1 Month LIBOR + 1.95	3.6898	11/15/2034	569,001
632,000	Morgan Stanley Capital I Trust 2017-CLS F (b,c)	1 Month LIBOR + 2.60	4.3397	11/15/2034	632,000
150,000	Morgan Stanley Capital I Trust 2018-SUN (b,c)	1 Month LIBOR + 3.05	4.7897	7/15/2035	149,999
1,246,000	Morgan Stanley Capital I Trust 2019-PLND (b,c)	1 Month LIBOR + 1.30	3.0398	5/15/2036	1,246,000
378,000	MSCG Trust 2018-SELF (b,c)	1 Month LIBOR + 3.05	4.7897	10/15/2028	377,997
745,000	Natixis Commercial Mortgage Securities Trust 2018-850T (b,c)	1 Month LIBOR + 1.15	2.8933	7/15/2033	742,195
100,000	Natixis Commercial Mortgage Securities Trust 2018-FL1 C (b,c)	1 Month LIBOR + 2.20	3.9654	6/15/2035	99,510
499,954	PFP 2019-5 Ltd. (b,c)	1 Month LIBOR + 0.97	2.7097	4/14/2036	499,953
283,000	Rosslyn Portfolio Trust 2017-ROSS A (b,c)	1 Month LIBOR + 0.95	2.6898	6/15/2033	282,823
283,000	Rosslyn Portfolio Trust 2017-ROSS B (b,c)	1 Month LIBOR + 1.25	2.9897	6/15/2033	282,831
747,924	Shelter Growth CRE 2019-FL2 Issuer Ltd. (b,c)	1 Month LIBOR + 2.30	4.0398	5/15/2036	747,688
892,027	SLIDE 2018-FUN (b,c)	1 Month LIBOR + 0.90	2.6398	6/15/2031	891,784
475,490	SLIDE 2018-FUN (b,c)	1 Month LIBOR + 3.00	4.7397	6/15/2031	476,827
732,270	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA (b,d)		2.1740	8/10/2049	29,448
3,971,664	UBS Commercial Mortgage Trust 2012-C1 XA (b,d,g)		2.0771	5/10/2045	143,167
209,000	UBS Commercial Mortgage Trust 2017-C7 C (d)		4.5852	12/15/2050	220,132
171,478	Velocity Commercial Capital Loan Trust 2016-2 AFX (b,d)		2.9969	10/25/2046	172,042
495,456	Velocity Commercial Capital Loan Trust 2017-1 AFX (b,d)		3.0000	5/25/2047	494,273
641,501	Velocity Commercial Capital Loan Trust 2017-2 AFX (b,d)		3.0700	11/25/2047	644,739

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal
Amount ($)		Spread	Interest Rate	Maturity	Value ($)
	COMMERCIAL MBS - 9.2% (Continued)
42,000	Wells Fargo Commercial Mortgage Trust 2014-LC16 D (b)		3.9380	8/15/2050	32,673
4,814,422	Wells Fargo Commercial Mortgage Trust 2015-C26 XA (d)		1.2989	2/15/2048	243,950
75,000	Wells Fargo Commercial Mortgage Trust 2015-C31 C (d)		4.6073	11/15/2048	79,100
100,000	Wells Fargo Commercial Mortgage Trust 2015-NXS3 C (d)		4.6382	9/15/2057	105,132
61,000	Wells Fargo Commercial Mortgage Trust 2016-C32 C (d)		4.7207	1/15/2059	63,731
148,000	Wells Fargo Commercial Mortgage Trust 2016-C33 (b)		3.1230	3/15/2059	136,135
89,000	Wells Fargo Commercial Mortgage Trust 2016-C34 C (d)		5.0281	6/15/2049	95,294
130,000	Wells Fargo Commercial Mortgage Trust 2018-C46 (d)		5.1456	8/15/2051	142,120
105,000	Wells Fargo Commercial Mortgage Trust 2019-C49 (d)		4.8660	3/15/2052	112,879
84,000	Wells Fargo Commercial Mortgage Trust 2019-C50 B		4.1920	5/15/2052	89,079
84,000	Wells Fargo Commercial Mortgage Trust 2019-C50 C		4.3450	5/15/2052	88,408
6,252,049	Wells Fargo Commercial Mortgage Trust 2019-C51 (d,g)		1.3820	6/15/2052	610,531
653,168	WFRBS Commercial Mortgage Trust 2012-C8 XA (b,d)		1.9079	8/15/2045	23,671
693,897	WFRBS Commercial Mortgage Trust 2012-C9 XA (b,d)		2.0761	11/15/2045	29,708
					42,138,630
	COMMERCIAL SERVICES - 0.4%
600,000	Adani Ports & Special Economic Zone Ltd.		3.9500	1/19/2022	614,466
365,000	Cintas Corp.		2.9000	4/1/2022	372,348
24,875	Garda World Security Corp. (b)		8.7500	5/15/2025	25,870
52,619	INVEPAR A-1 **** (a,h)		0.0000	12/30/2028	225,008
35,000	MPH Acquisition Holdings LLC (b)		7.1250	6/1/2024	33,862
290,000	PayPal Holdings, Inc.		2.2000	9/26/2022	291,649
30,000	Refinitiv US Holdings, Inc. (b)		6.2500	5/15/2026	32,737
25,000	United Rentals North America, Inc.		6.5000	12/15/2026	27,477
5,000	United Rentals North America, Inc.		5.2500	1/15/2030	5,382
43,000	Verscend Escrow Corp. (b)		9.7500	8/15/2026	47,031
					1,675,830
	COMPUTERS - 0.0% *
40,000	Tempo Acquisition LLC (b)		6.7500	6/1/2025	41,300

	DISTRIBUTION / WHOLESALE - 0.0% *
20,000	Performance Food Group, Inc. (b)		5.5000	10/15/2027	21,375

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
165,000	Air Lease Corp.		2.5000	3/1/2021	165,760
250,000	Air Lease Corp.		3.2500	3/1/2025	257,416
25,000	Allied Universal Holdco LLC (b)		6.6250	7/15/2026	26,868
10,000	Allied Universal Holdco LLC (b)		9.7500	7/15/2027	10,683
320,000	American Express Co.		3.7000	11/5/2021	329,778
250,000	American Express Co.		3.4000	2/22/2024	261,527
325,000	Avolon Holdings Funding Ltd. (b)		3.6250	5/1/2022	332,995
30,000	Avolon Holdings Funding Ltd. (b)		5.2500	5/15/2024	32,747
235,000	Avolon Holdings Funding Ltd. (b)		3.9500	7/1/2024	244,893
300,000	B3 SA - Brasil Bolsa Balcao		5.5000	7/16/2020	304,503
200,000	Banco BTG Pactual SA (b,c)	5 Year Treasury + 5.26	7.7500	2/15/2029	211,752
170,000	Capital One Financial Corp.		2.4000	10/30/2020	170,526
375,000	Capital One Financial Corp. (c)	3 Month LIBOR + 0.72	2.6555	1/30/2023	375,374
200,000	Credito Real SAB de CV SOFOM ER (c)	5 Year Treasury + 7.03	9.1250	5/29/2167	210,252
175,000	Discover Financial Services		4.1000	2/9/2027	188,581
30,000	Global Aircraft Leasing Co. Ltd. (b)		6.5000	9/15/2024	31,303
106,651	Interoceanica IV Finance Ltd. ****		—	11/30/2025	98,119
25,000	Nationstar Mortgage Holdings, Inc. (b)		8.1250	7/15/2023	26,463
40,000	NFP Corp. (b)		6.8750	7/15/2025	40,100
206,179	PERU ENHANCED PASS-THRU ****		0.0000	6/2/2025	190,973
634,121	SPARC EM SPC Panama Metro Line 2 SP ****		0.0000	12/5/2022	608,763
20,000	Springleaf Finance Corp.		6.6250	1/5/2028	22,576
10,000	Springleaf Finance Corp.		5.3750	11/15/2029	10,438
120,000	Synchrony Financial		3.9500	12/1/2027	126,129
200,000	Unifin Financiera SAB de CV SOFOM ENR		7.2500	9/27/2023	208,252
200,000	Unifin Financiera SAB de CV SOFOM ENR (c)	5 Year Treasury + 6.31	8.8750	7/29/2066	183,752
					4,670,523
	ELECTRIC - 0.9%
200,000	AES Andres BV (b)		7.9500	5/11/2026	212,252
200,000	AES Andres BV		7.9500	5/11/2026	212,252
800,000	AES Gener SA (b,c)	5 Year Swap + 4.64	7.1250	3/26/2079	840,190
30,000	Calpine Corp. (b)		5.2500	6/1/2026	31,237
10,000	Calpine Corp. (b)		4.5000	2/15/2028	10,089
15,000	Calpine Corp. (b)		5.1250	3/15/2028	15,311
5,000	Consolidated Edison, Inc.		2.0000	5/15/2021	5,003
170,000	DTE Energy Co.		2.2500	11/1/2022	169,987
165,000	DTE Energy Co.		1.5000	10/1/2024	165,805

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal
Amount ($)		Spread	Interest Rate	Maturity	Value ($)
	ELECTRIC - 0.9% (Continued)
300,000	Engie Energia Chile SA		5.6250	1/15/2021	309,240
125,000	Georgia Power Co.		2.2000	9/15/2024	125,016
200,000	Israel Electric Corp Ltd.		6.8750	6/21/2023	226,730
130,000	Monongahela Power Co. (b)		5.4000	12/15/2043	168,194
315,000	NextEra Energy Capital Holdings, Inc.		2.9000	4/1/2022	321,494
100,000	Pampa Energia SA		7.3750	7/21/2023	94,500
150,000	Pampa Energia SA		7.5000	1/24/2027	127,846
400,000	Perusahaan Listrik Negara PT		5.5000	11/22/2021	423,000
305,000	PSEG Power LLC		3.8500	6/1/2023	320,117
70,000	Southern California Edison Co.		4.0000	4/1/2047	73,700
184,000	Star Energy Geothermal Wayang Windu Ltd.		6.7500	4/24/2033	194,672
					4,046,635
	ENGINEERING & CONSTRUCTION - 0.0% *
30,000	AECOM		5.1250	3/15/2027	32,250

	ENTERTAINMENT - 0.0% *
30,000	Caesars Resort Collection LLC / CRC Finco, Inc. (b)		5.2500	10/15/2025	31,050
25,000	Eldorado Resorts, Inc.		6.0000	4/1/2025	26,250
25,000	Lions Gate Capital Holdings LLC (b)		6.3750	2/1/2024	26,125
10,000	Scientific Games International, Inc. (b)		7.2500	11/15/2029	10,850
					94,275
	ENVIRONMENTAL CONTROL - 0.2%
25,000	GFL Environmental, Inc. (b)		5.1250	12/15/2026	26,285
15,000	GFL Environmental, Inc. (b)		8.5000	5/1/2027	16,500
185,000	Republic Services, Inc.		2.5000	8/15/2024	187,119
35,000	Tervita 2018 Escrow Corp. (b)		7.6250	12/1/2021	35,219
340,000	Waste Management, Inc.		2.9500	6/15/2024	351,015
100,000	Waste Management, Inc.		4.0000	7/15/2039	112,050
					728,188
	FOOD - 0.4%
15,000	Albertsons Cos LLC (b)		4.6250	1/15/2027	14,982
20,000	Albertsons Cos LLC (b)		5.8750	2/15/2028	21,250
35,000	B&G Foods, Inc.		5.2500	4/1/2025	35,992
20,000	B&G Foods, Inc.		5.2500	9/15/2027	20,200
90,000	Grupo Bimbo SAB de CV		4.8750	6/30/2020	91,010
400,000	Grupo Bimbo SAB de CV (c)	5 Year Treasury + 3.28	5.9500	7/17/2166	424,000
5,000	JBS USA LLC / JBS USA Finance, Inc. (b)		5.8750	7/15/2024	5,145
5,000	JBS USA LLC / JBS USA Finance, Inc. (b)		5.7500	6/15/2025	5,175
30,000	JBS USA LLC / JBS USA Finance, Inc. (b)		6.7500	2/15/2028	33,150
20,000	JBS USA LLC / JBS USA Finance, Inc. (b)		6.5000	4/15/2029	22,226
300,000	MARB Bond Co. PLC		7.0000	3/15/2024	312,750
200,000	MARB Bond Co. PLC		6.8750	1/19/2025	212,326
295,000	Mondelez International, Inc.		3.0000	5/7/2020	295,846
55,000	Mondelez International, Inc.		3.6250	5/7/2023	57,671
40,000	Pilgrim’s Pride Corp. (b)		5.8750	9/30/2027	43,250
15,000	Post Holdings, Inc. (b)		5.5000	12/15/2029	15,994
240,000	Smithfield Foods, Inc. (b)		4.2500	2/1/2027	246,890
					1,857,857
	FOOD SERVICE - 0.0% *
35,000	Aramark Services, Inc. (b)		5.0000	4/1/2025	36,487

	FOREIGN GOVERNMENT - 0.7%
900,000	Colombia Government International Bond		4.3750	7/12/2021	928,134
800,000	Dominican Republic International Bond		7.5000	5/6/2021	831,008
400,000	Export Import Bank of Thailand (c)	3 Month LIBOR + 0.85	2.7595	5/23/2024	401,759
700,000	Perusahaan Penerbit SBSN Indonesia III		3.4000	3/29/2022	715,659
250,000	Wakala Global Sukuk Bhd		4.6460	7/6/2021	259,317
					3,135,877
	FOREST PRODUCTS & PAPER - 0.1%
400,000	Inversiones CMPC SA/Cayman Islands Branch		4.5000	4/25/2022	413,070

	GAS - 0.0% *
110,000	Brooklyn Union Gas Co. (b)		4.4870	3/4/2049	126,527

	HAND/MACHINE TOOLS - 0.0% *
30,000	Colfax Corp. (b)		6.0000	2/15/2024	31,875
15,000	Colfax Corp (b)		6.3750	2/15/2026	16,350
					48,225

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal
Amount ($)		Spread	Interest Rate	Maturity	Value ($)
	HEALTHCARE - PRODUCTS - 0.0% *
30,000	Avantor, Inc. (b)		9.0000	10/1/2025	33,526

	HEALTHCARE - SERVICES - 0.1%
320,000	Anthem, Inc.		2.5000	11/21/2020	321,424
65,000	Anthem, Inc.		2.3750	1/15/2025	64,924
10,000	Centene Corp. (b)		4.2500	12/15/2027	10,287
5,000	Centene Corp. (b)		4.6250	12/15/2029	5,257
15,000	Eagle Holding Co II LLC (b)		7.7500	5/15/2022	15,231
20,000	HCA, Inc.		5.3750	9/1/2026	22,275
100,000	HCA, Inc.		4.1250	6/15/2029	106,108
50,000	Select Medical Corp. (b)		6.2500	8/15/2026	54,126
30,000	Tenet Healthcare Corp. (b)		5.1250	11/1/2027	31,687
30,000	WellCare Health Plans, Inc. (b)		5.3750	8/15/2026	31,950
10,000	West Street Merger Sub, Inc. (b)		6.3750	9/1/2025	9,975
					673,244
	HOLDING COMPANIES - 0.0% *
200,000	Hutchison Whampoa International 11 Ltd.		4.6250	1/13/2022	208,663

	HOME EQUITY ABS - 0.6%
114,496	Bayview Financial Acquisition Trust 2007-A 1A5 (f)		6.1010	5/28/2037	118,012
2,765,331	GSAA Home Equity Trust 2006-18 AF6 (f)		5.6816	11/25/2036	1,245,291
192,230	GSAA Home Equity Trust 2007-10 A1A		6.0000	11/25/2037	161,039
1,159,256	Nomura Home Equity Loan Trust Series 2007-1 2A2 (c)	1 Month LIBOR + 0.16	1.9520	2/25/2037	1,159,154
					2,683,496
	HOME FURNISHINGS - 0.0% *
25,000	Tempur Sealy International, Inc.		5.5000	6/15/2026	26,344

	HOUSEHOLD PRODUCTS / WARES - 0.0% *
15,000	Kronos Acquisition Holdings, Inc. (b)		9.0000	8/15/2023	14,325

	INSURANCE - 0.3%
10,000	Alliant Holdings Intermediate LLC (b)		6.7500	10/15/2027	10,709
235,000	Athene Global Funding (b)		3.0000	7/1/2022	239,113
270,000	AXA Equitable Holdings, Inc. (b)		3.9000	4/20/2023	282,956
95,000	AXA Equitable Holdings, Inc.		3.9000	4/20/2023	99,559
15,000	GTCR AP Finance, Inc. (b)		8.0000	5/15/2027	15,600
125,000	Liberty Mutual Group, Inc. (b)		3.9510	10/15/2050	130,020
270,000	Marsh & McLennan Cos, Inc. (c)	3 Month LIBOR + 1.20	3.1605	12/29/2021	270,253
230,000	Prudential Financial, Inc.		3.5000	5/15/2024	244,772
125,000	Prudential Financial, Inc.		3.9050	12/7/2047	134,606
130,000	Willis North America, Inc.		4.5000	9/15/2028	143,361
					1,570,949
	INTERNET - 0.2%
224,000	Alibaba Group Holding Ltd.		3.1250	11/28/2021	228,491
350,000	eBay Inc		2.7500	1/30/2023	354,849
130,000	Expedia Group, Inc. (b)		3.2500	2/15/2030	125,120
15,000	Uber Technologies, Inc. (b)		7.5000	9/15/2027	15,389
					723,849
	INVESTMENT COMPANIES - 0.1%
200,000	Grupo de Inversiones Suramericana SA		5.7000	5/18/2021	208,252
25,000	Icahn Enterprises LP		6.2500	5/15/2026	26,625
15,000	Icahn Enterprises LP (b)		5.2500	5/15/2027	15,339
					250,216
	IRON/STEEL - 0.0% *
100,000	CSN Islands XII Corp.		7.0000	12/23/2167	91,876

	LEISURE TIME - 0.0% *
105,000	Royal Caribbean Cruises Ltd.		3.7000	3/15/2028	108,055
40,000	Viking Cruises Ltd. (b)		5.8750	9/15/2027	42,750
					150,805
	LODGING - 0.1%
200,000	Gohl Capital Ltd.		4.2500	1/24/2027	209,728

	MACHINERY - CONSTRUCTION & MINING - 0.0% *
155,000	Caterpillar Financial Services Corp.		1.9000	9/6/2022	155,313

	MACHINERY - DIVERSIFIED - 0.1%
135,000	John Deere Capital Corp.		3.4500	1/10/2024	142,315
100,000	John Deere Capital Corp.		2.6000	3/7/2024	102,297
					244,612

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal
Amount ($)		Spread	Interest Rate	Maturity	Value ($)
	MEDIA - 0.4%
200,000	Cable Onda SA (b)		4.5000	1/30/2030	210,600
35,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (b)		5.0000	2/1/2028	36,726
20,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (b)		4.7500	3/1/2030	20,361
15,000	Cengage Learning, Inc. (b)		9.5000	6/15/2024	12,975
215,000	Charter Communications Operating LLC / Charter Communications Operating Capital		4.9080	7/23/2025	236,753
345,000	Comcast Corp.		3.4500	10/1/2021	355,135
170,000	Comcast Corp.		3.7000	4/15/2024	181,321
20,000	CSC Holdings LLC		5.2500	6/1/2024	21,550
20,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (b)		5.3750	8/15/2026	20,231
15,000	DISH DBS Corp.		5.8750	11/15/2024	15,328
200,000	Globo Comunicacao e Participacoes SA		4.8750	4/11/2022	207,702
35,000	Gray Television, Inc. (b)		7.0000	5/15/2027	38,894
10,000	iHeartCommunications, Inc.		6.3750	5/1/2026	10,850
5,000	iHeartCommunications, Inc.		8.3750	5/1/2027	5,525
20,000	iHeartCommunications, Inc. (b)		5.2500	8/15/2027	20,926
15,000	Nexstar Broadcasting, Inc. (b)		5.6250	7/15/2027	15,807
40,000	Sirius XM Radio, Inc. (b)		5.3750	7/15/2026	42,488
15,000	Sirius XM Radio, Inc. (b)		5.5000	7/1/2029	16,219
581,000	VTR Finance BV		6.8750	1/15/2024	594,072
					2,063,463
	MINING - 0.4%
200,000	Corp Nacional del Cobre de Chile		3.8750	11/3/2021	205,134
100,000	Freeport-McMoRan, Inc.		3.5500	3/1/2022	101,250
250,000	Freeport-McMoRan, Inc.		4.5500	11/14/2024	264,270
150,000	Freeport-McMoRan, Inc.		5.4000	11/14/2034	157,125
60,000	Freeport-McMoRan, Inc.		5.4500	3/15/2043	62,100
200,000	Nexa Resources Peru SAA		4.6250	3/28/2023	207,252
500,000	Southern Copper Corp.		5.3750	4/16/2020	503,999
50,000	Southern Copper Corp.		3.5000	11/8/2022	51,600
200,000	Vedanta Resources PLC		6.1250	8/9/2024	182,094
					1,734,824
	MISCELLANEOUS MANUFACTURING - 0.1%
15,000	Gates Global LLC (b)		6.2500	1/15/2026	15,258
275,000	General Electric Co.		2.7000	10/9/2022	278,803
50,000	General Electric Co.		5.8750	1/14/2038	60,778
					354,839
	MUNICIPAL - 0.0% *
35,000	Missouri Highway & Transportation Commission		5.0630	5/1/2024	39,057
50,000	State of California		7.5500	4/1/2039	80,201
					119,258
	OIL & GAS - 1.5%
95,000	Cenovus Energy, Inc.		5.4000	6/15/2047	110,415
300,000	CNOOC Finance 2012 Ltd.		3.8750	5/2/2022	309,864
400,000	CNOOC Finance 2015 Australia Pty Ltd		2.6250	5/5/2020	400,424
200,000	CNOOC Finance 2015 USA LLC		3.5000	5/5/2025	208,916
600,000	CNPC General Capital Ltd.		3.9500	4/19/2022	621,132
480,000	Delek & Avner Tamar Bond Ltd. (b)		4.4350	12/30/2020	487,594
100,000	Delek & Avner Tamar Bond Ltd. (b)		5.4120	12/30/2025	105,456
60,000	Diamondback Energy, Inc.		2.8750	12/1/2024	60,701
200,000	Geopark Ltd.		6.5000	9/21/2024	208,502
200,000	Gran Tierra Energy International Holdings Ltd.		6.2500	2/15/2025	180,000
25,000	Gulfport Energy Corp.		6.3750	5/15/2025	15,875
20,000	Hilcorp Energy I LP / Hilcorp Finance Co. (b)		6.2500	11/1/2028	19,000
10,000	Indigo Natural Resources LLC (b)		6.8750	2/15/2026	9,400
95,000	Marathon Petroleum Corp.		5.1250	12/15/2026	107,620
10,000	MEG Energy Corp. (b)		7.0000	3/31/2024	10,062
15,000	Oasis Petroleum, Inc.		6.8750	3/15/2022	14,437
165,000	Occidental Petroleum Corp.		2.7000	8/15/2022	166,715
135,000	Occidental Petroleum Corp		2.9000	8/15/2024	137,206
200,000	ONGC Videsh Ltd.		3.7500	5/7/2023	204,915
500,000	ONGC Videsh Vankorneft Pte Ltd.		2.8750	1/27/2022	500,815
200,000	ONGC Videsh Vankorneft Pte Ltd.		3.7500	7/27/2026	204,832
20,000	Parkland Fuel Corp. (b)		5.8750	7/15/2027	21,507
15,000	Parsley Energy LLC (b)		5.6250	10/15/2027	15,862
200,000	Pertamina Persero PT		5.2500	5/23/2021	207,972
400,000	Pertamina Persero PT		4.8750	5/3/2022	421,208
200,000	Petrobras Global Finance BV		5.3750	1/27/2021	206,320
700,000	Petronas Global Sukuk Ltd.		2.7070	3/18/2020	700,441
10,000	QEP Resources, Inc.		5.6250	3/1/2026	9,752
650,000	Reliance Holding USA, Inc.		5.4000	2/14/2022	687,882

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal
Amount ($)		Spread	Interest Rate	Maturity	Value ($)
	OIL & GAS - 1.5% (Continued)
600,000	Sinopec Group Overseas Development 2013 Ltd.		2.5000	4/28/2020	600,444
35,000	Sunoco LP / Sunoco Finance Corp.		5.5000	2/15/2026	36,313
15,000	Sunoco LP / Sunoco Finance Corp.		6.0000	4/15/2027	16,013
22,250	Transocean Guardian Ltd. (b)		5.8750	1/15/2024	22,751
20,000	Transocean, Inc. (b)		7.2500	11/1/2025	19,600
35,000	Transocean Poseidon Ltd. (b)		6.8750	2/1/2027	37,100
					7,087,046
	OIL & GAS SERVICES - 0.1%
270,000	Schlumberger Holdings Corp. (b)		3.7500	5/1/2024	284,550
45,000	USA Compression Partners LP / USA Compression Finance Corp. (b)		6.8750	9/1/2027	46,912
					331,462
	OTHER ABS - 17.6%
187,187	AASET 2018-1 US Ltd. A (b)		3.8440	1/16/2038	187,696
493,050	AASET 2019-2 US Ltd. A (b)		3.3760	10/16/2039	493,047
719,050	Adams Mill CLO Ltd. (b,c)	3 Month LIBOR + 1.10	3.1009	7/15/2026	719,285
2,000,000	AIMCO CLO Series 2015-AA AR (b,c)	3 Month LIBOR + 0.85	2.8509	1/15/2028	2,000,911
2,905,045	Ajax Mortgage Loan Trust 2019-C A (b,d)		3.9500	10/25/2058	2,918,844
500,000	Apidos CLO XXI 2015-21A ER (b,c,h)	3 Month LIBOR + 8.25	10.2533	7/18/2027	453,630
500,000	Apidos CLO XXIV 2016-24A DR (b,c)	3 Month LIBOR + 5.80	7.7659	10/20/2030	482,829
500,000	Atrium XIII E (b,c)	3 Month LIBOR + 6.05	7.9840	11/21/2030	491,963
500,000	Atrium XIV 14A E (b,c)	3 Month LIBOR + 5.65	7.6509	8/23/2030	480,373
1,000,000	Avery Point VII CLO 2015-7A A1 Ltd. (b,c)	3 Month LIBOR + 1.14	3.1409	1/15/2028	998,434
1,750,000	Battalion CLO VII Ltd. 2014-7A A1RR (b,c)	3 Month LIBOR + 1.04	3.0421	7/17/2028	1,749,469
766,490	Bayview Opportunity Master Fund IVa Trust 2019-SBR1 (b,f)		3.4748	6/28/2034	766,247
748,000	BSPRT 2019-FL5 Issuer Ltd. (b,c)	1 Month LIBOR + 1.15	2.9154	5/9/2029	748,337
500,000	Canyon Capital CLO 2016-1 Ltd DR (b,c)	3 Month LIBOR + 5.75	7.7509	7/15/2031	459,838
500,000	Canyon Capital CLO 2016-1 Ltd ER (b,c)	3 Month LIBOR + 2.80	4.8009	7/15/2031	483,168
500,000	Canyon Capital CLO 2017-1A D Ltd. (b,c)	3 Month LIBOR + 3.60	5.6009	7/15/2030	500,245
1,000,000	Carbone CLO Ltd. 2017-1A A1 (b,c)	3 Month LIBOR +1.14	3.1059	1/20/2031	998,001
500,000	Carlyle Global Market Strategies CLO 2014-2R (b,c,h)	3 Month LIBOR +5.35	7.2599	5/15/2031	433,596
1,000,000	Carlyle US CLO 2017-1 Ltd. A1A (b,c)	3 Month LIBOR + 1.30	3.2659	4/20/2031	1,000,291
1,000,000	Cathedral Lake CLO 2013 Ltd. (b,c)	3 Month LIBOR + 1.20	3.2009	10/15/2029	995,050
2,000,000	Cathedral Lake V Ltd. 2018-5A (b,c)	3 Month LIBOR + 1.20	3.1659	10/21/2030	1,992,508
244,878	CENT CLO 19 Ltd. 2013-19A A1A (b,c)	3 Month LIBOR + 1.33	3.2581	10/29/2025	245,382
500,000	Chenango Park CLO Ltd. 2018-1A (b,c)	3 Month LIBOR + 5.80	7.8009	4/15/2030	485,249
397,679	Citicorp Residential Mortgage Trust Series 2007-2 A4 (f)		5.0079	6/25/2037	398,818
234,928	Consumer Loan Underlying Bond Credit Trust 2018-P1 A (b)		3.3900	7/15/2025	235,710
525,060	Consumer Loan Underlying Bond Credit Trust 2018-P2 A (b)		3.4700	10/15/2025	527,983
1,165	Countrywide Asset-Backed Certificates 2005-15 1AF6 (d)		4.4229	4/25/2036	1,167
1,166,962	CSMC 2018-RPL8 Trust (b,d)		4.1250	7/25/2058	1,174,494
500,000	Dorchester Park CLO Ltd 2015-1A DR (b,c)	3 Month LIBOR + 2.40	4.3659	4/20/2028	488,316
500,000	Dryden 40 Senior Loan Fund 2015-40A (b,c)	3 Month LIBOR + 5.75	7.6599	8/15/2031	478,903
500,000	Fillmore Park CLO Ltd 2018-1A D (b,c)	3 Month LIBOR + 2.90	4.9009	7/15/2030	487,398
500,000	Fillmore Park CLO Ltd 2018-1A E (b,c)	3 Month LIBOR + 5.40	7.4009	7/18/2030	472,527
2,500,000	GREYWOLF CLO VII Ltd. 2018-2A (b,c)	3 Month LIBOR + 1.18	3.1459	10/20/2031	2,490,545
47,499	Halcyon Loan Advisors Funding 2014-1 Ltd. A1 (b,c)	3 Month LIBOR + 1.13	3.1332	4/18/2026	47,535
1,500,000	Hayfin Kingsland VIII Ltd. (b,c)	3 Month LIBOR + 1.12	3.0859	4/20/2031	1,492,084
500,000	Highbridge Loan Management 8-2016 Ltd. DR (b,c)	3 Month LIBOR + 2.90	4.8659	7/20/2030	469,152
590,477	Hilton Grand Vacations Trust 2018-A (b)		3.5400	2/25/2032	607,286
952,381	Horizon Aircraft Finance II Ltd. (b)		6.9000	7/15/2039	970,729
932,821	Invitation Homes 2017-SFR2 Trust A (b,c)	1 Month LIBOR + 0.85	2.5874	12/17/2036	929,274
1,390,863	Invitation Homes 2018-SFR1 Trust A (b,c)	1 Month LIBOR + 0.70	2.4374	3/17/2037	1,379,153
255,000	Invitation Homes 2018-SFR1 Trust C (b,c)	1 Month LIBOR + 1.25	2.9874	3/17/2037	254,377
170,000	Invitation Homes 2018-SFR1 Trust D (b,c)	1 Month LIBOR + 1.45	3.1874	3/17/2037	169,669
1,050,000	Jamestown CLO VI-R Ltd 2018-6RA A1 (b,c)	3 Month LIBOR + 1.15	3.0896	4/25/2030	1,043,603
1,000,000	Jefferson Mill CLO Ltd. 2015-1A (b,c)	3 Month LIBOR + 1.18	3.1409	10/20/2031	986,748
977,500	Jimmy Johns Funding LLC 2017-1A (b)		3.6100	7/30/2047	979,093
1,526,113	JP Morgan Mortgage Acquisition Trust 2006-RM1 A5(c)	1 Month LIBOR + 0.24	2.0320	8/25/2036	880,057
500,000	LCM Loan Income Fund I Income Note Issuer Ltd. (b,c)	3 Month LIBOR + 5.60	7.6009	7/16/2031	459,540
500,000	LCM XIV LP DR (b,c)	3 Month LIBOR + 2.75	4.7159	7/20/2031	468,599
500,000	LCM XIV LP ER (b,c)	3 Month LIBOR + 5.50	7.4659	7/20/2031	444,886
500,000	LCM XVII LP 17A ER (b,c)	3 Month LIBOR + 6.00	8.0009	10/15/2031	436,110
2,826,389	Legacy Mortgage Asset Trust 2018-GS1 (b,f)		4.0000	3/25/2058	2,853,641
1,284,184	Legacy Mortgage Asset Trust 2019-GS1 (b,f)		4.0000	1/25/2059	1,296,537
1,769,652	Legacy Mortgage Asset Trust 2019-GS2 (b,f)		3.7500	1/25/2059	1,824,789
789,000	LOANCORE 2018-CRE1 (b,c)	1 Month LIBOR + 1.13	2.8698	5/15/2028	789,019
747,000	LoanCore 2019-CRE2 Issuer Ltd. (b,c)	1 Month LIBOR + 1.50	3.2398	5/9/2036	747,000
246,745	MACH 1 Cayman 2019-1 Ltd. (b)		3.4740	10/15/2039	246,747

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal
Amount ($)		Spread	Interest Rate	Maturity	Value ($)
	OTHER ABS - 17.6% (Continued)
784,000	MACRE 2018-FL1 A (b)		2.8897	6/15/2028	784,601
2,000,000	Madison Park Funding XI Ltd. AR (b,c)	3 Month LIBOR + 1.16	3.0940	7/23/2029	1,999,939
220,713	Marlette Funding Trust 2018-3 A (b)		3.2000	9/15/2028	221,142
465,910	Marlette Funding Trust 2019-4 (b)		2.3900	12/17/2029	465,922
700,278	Mill City Mortgage Loan Trust 2017-1 A1 (b,d)		2.7500	11/25/2058	702,496
139,198	Mosaic Solar Loans 2017-1 LLC A (b)		4.4500	6/20/2042	144,618
500,000	Myers Park CLO Ltd. 2018-1A (b,c)	3 Month LIBOR + 5.50	7.4659	10/20/2030	470,285
515,000	NLY Commercial Mortgage Trust (b,c)	1 Month LIBOR + 1.60	3.3397	2/15/2036	515,962
1,000,000	Ocean Trails CLO V 2014-5A (b,c)	3 Month LIBOR + 1.28	3.2809	10/13/2031	989,432
1,000,000	OCP CLO 2014-5 Ltd. A1R (b,c)	3 Month LIBOR + 1.08	3.0156	4/26/2031	995,323
500,000	Octagon Investment Partners XVI Ltd 2013-1A ER (b,c)	3 Month LIBOR + 5.75	7.7521	7/17/2030	456,559
500,000	Octagon Investment Partners 26 Ltd 2016-1A FR (b,c,h)	3 Month LIBOR + 8.09	10.0909	7/15/2030	434,592
500,000	Octagon Investment Partners 37 Ltd. 2018-2A C (b,c)	3 Month LIBOR + 2.85	4.7896	7/25/2030	475,804
2,000,000	Park Avenue Institutional Advisers CLO Ltd 2016-1 (b,c)	3 Month LIBOR + 1.20	3.1095	8/23/2031	1,994,904
2,000,000	Park Avenue Institutional Advisers CLO Ltd 2018-1 (b,c)	3 Month LIBOR + 1.28	3.2459	10/20/2031	1,998,989
1,585,997	Pretium Mortgage Credit Partners I 2019-NPL2 LLC A1 (b,e,f)		3.8441	12/25/2058	1,594,800
400,000	Primose Funding LLC (b)		4.4750	7/30/2049	404,482
192,123	Prosper Marketplace Issuance Trust Series 2018-2 (b)		3.3500	10/15/2024	192,497
598,130	Prosper Marketplace Issuance Trust Series 2019-1 (b)		3.5400	4/15/2025	600,215
267,611	Prosper Marketplace Issuance Trust Series 2019-2 (b)		3.2000	9/15/2025	268,321
468,162	Prosper Marketplace Issuance Trust Series 2019-4 (b)		2.4800	2/17/2026	467,921
3,320,000	Race Point IX CLO 2015-9A A1AR Ltd. (b,c)	3 Month LIBOR + 1.21	3.2109	10/15/2030	3,317,838
1,000,000	Regatta XIV Funding Ltd. 2018-3A (b,c)	3 Month LIBOR + 1.19	3.1296	10/25/2031	994,746
1,000,000	Romark WM-R Ltd 2018-1A A1 (b,c)	3 Month LIBOR + 1.03	2.9959	4/20/2031	994,750
456,770	SCF Equipment Leasing 2017-2A A LLC (b)		3.4100	12/20/2023	457,059
165,089	Sierra Timeshare 2016-2 Receivables Funding LLC (b)		2.3300	7/20/2033	164,689
395,478	Sierra Timeshare 2016-3 Receivables Funding LLC (b)		2.4300	10/20/2033	394,577
109,088	Sofi Consumer Loan Program 2016-3 A LLC (b)		3.0500	12/26/2025	109,271
275,140	Sofi Consumer Loan Program 2017-6 A2 LLC (b)		2.8200	11/25/2026	276,038
142,195	Sofi Consumer Loan Program 2018-3 Trust A1 (b)		3.2000	8/25/2027	142,414
210,480	Springleaf Funding Trust 2016-A (b)		2.9000	11/15/2029	210,558
1,000,000	Steele Creek CLO 2018-2 Ltd (b,c)	3 Month LIBOR + 1.20	3.1041	8/18/2031	995,751
2,000,000	TES 2017-1A B LLC (b)		7.7400	10/20/2047	1,989,071
500,000	THL Credit Wind River 2014-1 CLO Ltd. DRR (b,c)	3 Month LIBOR + 3.00	5.0033	7/18/2031	447,862
500,000	THL Credit Wind River 2018-2 CLO Ltd. A (b,c)	3 Month LIBOR + 5.75	7.7509	7/15/2030	449,654
1,000,000	TICP CLO VI 2016-2 Ltd. (b,c)	3 Month LIBOR + 1.20	3.2009	1/15/2029	1,000,665
392,337	Triton Container Finance IV LLC 2017-2A (b)		3.6200	8/20/2042	391,775
739,457	VOLT LXIV LLC 2017-NP 11 (b,f)		3.3750	10/25/2047	739,908
1,086,949	VOLT LXXV LLC 2019-NPL1 A1 (b,f)		4.3357	1/25/2049	1,093,428
500,000	Voya CLO 2018-2 Ltd. D (b,c)	3 Month LIBOR + 2.75	4.7509	7/15/2031	481,649
500,000	Voya CLO 2018-2 Ltd. E (b,c)	3 Month LIBOR + 5.25	7.2509	7/15/2031	467,771
500,000	Voya CLO 2019-2 Ltd. (b,c)	3 Month LIBOR + 6.60	8.8529	7/20/2032	493,233
2,000,000	Wellfleet CLO 2016-1 Ltd. AR (b,c)	3 Month LIBOR + 0.91	2.8759	4/20/2028	1,992,392
351,634	Zais CLO 2 Ltd. 2014-2A A1AR (b,c)	3 Month LIBOR + 1.20	3.1396	7/25/2026	351,739
					80,751,524
	PACKAGING & CONTAINERS - 0.1%
30,000	Berry Global, Inc. (b)		5.6250	7/15/2027	32,175
25,000	Flex Acquisition Co., Inc. (b)		6.8750	1/15/2025	25,188
80,000	Packaging Corp of America		3.0000	12/15/2029	80,410
135,000	WestRock Co.		3.7500	3/15/2025	142,407
					280,180
	PHARMACEUTICALS - 0.7%
180,000	AbbVie, Inc. (b)		2.3000	11/21/2022	180,910
125,000	AbbVie, Inc. (b)		2.6000	11/21/2024	126,011
104,000	AbbVie, Inc.		4.7000	5/14/2045	116,217
350,000	AstraZeneca PLC		2.3750	11/16/2020	351,107
10,000	Bausch Health Cos. Inc. (b)		5.7500	8/15/2027	10,850
20,000	Bausch Health Cos. Inc. (b)		7.0000	1/15/2028	22,076
15,000	Bausch Health Cos. Inc. (b)		5.0000	1/30/2028	15,396
20,000	Bausch Health Cos. Inc. (b)		7.2500	5/30/2029	22,850
15,000	Bausch Health Cos. Inc. (b)		5.2500	1/30/2030	15,555
365,000	Bristol-Myers Squibb Co. (b)		2.6000	5/16/2022	371,080
525,000	Cardinal Health, Inc.		2.6160	6/15/2022	530,376
340,000	Cigna Corp.		3.4000	9/17/2021	348,045
215,000	Cigna Corp. (c)	3 Month LIBOR + 0.89	2.8909	7/15/2023	216,184
165,000	Cigna Corp.		4.9000	12/15/2048	197,092
330,000	CVS Health Corp.		3.7000	3/9/2023	343,971
160,000	CVS Health Corp.		5.0500	3/25/2048	189,604
					3,057,324

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal
Amount ($)		Spread	Interest Rate	Maturity	Value ($)
	PIPELINES - 0.3%
250,000	AI Candelaria Spain SLU		7.5000	12/15/2028	280,312
9,000	Antero Midstream Partners LP (b)		5.7500	3/1/2027	7,914
30,000	Cheniere Energy Partners LP		5.2500	10/1/2025	31,263
15,000	Cheniere Energy Partners LP		5.6250	10/1/2026	15,863
130,000	Energy Transfer LP		4.7500	1/15/2026	140,785
25,000	Hess Midstream Operations LP (b)		5.1250	6/15/2028	25,313
80,000	Kinder Morgan Energy Partners LP		6.9500	1/15/2038	105,990
600,000	Oleoducto Central SA		4.0000	5/7/2021	610,506
105,000	Sabine Pass Liquefaction LLC		5.0000	3/15/2027	115,583
40,000	Targa Resources Partners LP (b)		5.5000	3/1/2030	41,100
					1,374,629
	REITS - 0.5%
240,000	Alexandria Real Estate Equities, Inc.		4.0000	1/15/2024	255,724
35,000	Alexandria Real Estate Equities, Inc.		4.8500	4/15/2049	42,739
105,000	American Tower Corp.		3.9500	3/15/2029	112,938
125,000	Crown Castle International Corp.		3.6500	9/1/2027	132,290
20,000	ESH Hospitality, Inc. (b)		5.2500	5/1/2025	20,675
10,000	ESH Hospitality, Inc. (b)		4.6250	10/1/2027	10,125
45,000	MPT Operating Partnership LP / MPT Finance Corp.		5.2500	8/1/2026	47,540
105,000	Public Storage		3.3850	5/1/2029	111,562
260,000	Simon Property Group LP.		2.0000	9/13/2024	258,754
65,000	Simon Property Group LP.		2.4500	9/13/2029	63,991
600,000	Sinochem Overseas Capital Co. Ltd.		4.5000	11/12/2020	610,542
240,000	Welltower, Inc.		3.9500	9/1/2023	253,320
305,000	Welltower, Inc.		3.6250	3/15/2024	320,471
					2,240,671
	RETAIL - 0.1%
20,000	1011778 BC ULC / New Red Finance, Inc. (b)		5.0000	10/15/2025	20,650
30,000	Beacon Roofing Supply, Inc. (b)		4.8750	11/1/2025	30,150
15,000	Carvana Co. (b)		8.8750	10/1/2023	15,816
240,000	Dollar Tree Inc		4.0000	5/15/2025	256,773
50,000	Golden Nugget, Inc. (b)		6.7500	10/15/2024	51,750
105,000	Home Depot, Inc.		3.9000	6/15/2047	118,831
20,000	PetSmart, Inc. (b)		7.1250	3/15/2023	19,600
14,000	PetSmart, Inc. (b)		5.8750	6/1/2025	14,262
30,000	Staples, Inc. (b)		7.5000	4/15/2026	31,125
					558,957
	SEMICONDUCTORS - 0.2%
330,000	Analog Devices Inc		2.9500	1/12/2021	332,760
320,000	Microchip Technology, Inc.		3.9220	6/1/2021	327,258
140,000	NXP BV / NXP Funding LLC (b)		3.8750	6/18/2026	148,516
					808,534
	SOFTWARE - 0.0% *
10,000	CDK Global, Inc. (b)		5.2500	5/15/2029	10,725
20,000	Dun & Bradstreet Corp. (b)		6.8750	8/15/2026	22,075
30,000	Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Ho (b)		10.0000	11/30/2024	32,438
					65,238
	STUDENT LOAN ABS - 1.1%
635,201	AccessLex Institute 2004-2 A3 (c)	3 Month LIBOR + 0.19	2.1296	10/25/2024	622,072
519,865	AccessLex Institute 2007-A B (c)	3 Month LIBOR + 0.55	2.4595	2/25/2037	497,081
541,834	Commonbond Student Loan Trust 2017-BGS C (b)		2.6800	9/25/2042	540,980
408,589	Commonbond Student Loan Trust 2017-B-GS (b)		4.4400	9/25/2042	404,855
892,328	DRB Prime Student Loan Trust 2016-R (b)		3.0700	10/25/2044	888,379
12,000	Earnest Student Loan Program 2016-D LLC (b, h) ****		0.0000	1/25/2041	288,720
178,590	Earnest Student Loan Program 2017-A LLC (b)		2.6500	1/25/2041	178,396
713,941	Laurel Road Prime Student Loan Trust 2019-A (b)		2.3400	10/25/2048	714,525
300,000	SMB Private Education Loan Trust 2018-B A2B (b,c)	1 Month LIBOR + 0.72	2.4598	1/15/2037	297,718
700,604	Sofi Professional Loan Program 2018-D Trust (b)		3.1200	2/25/2048	704,415
					5,137,141
	TELECOMMUNICATIONS - 0.7%
320,000	AT&T, Inc.		2.8000	2/17/2021	322,882
170,000	AT&T, Inc.		5.2500	3/1/2037	203,113
500,000	AXIATA SPV2 BHD		3.4660	11/19/2020	503,975
300,000	AXIATA SPV2 BHD		3.4660	11/19/2020	302,385
200,000	C&W Senior Financing DAC		7.5000	10/15/2026	216,572
200,000	C&W Senior Financing DAC		6.8750	9/15/2027	213,866
15,000	CenturyLink, Inc. (b)		5.1250	12/15/2026	15,264
15,000	Cincinnati Bell, Inc. (b)		7.0000	7/15/2024	15,731
400,000	Colombia Telecomunicaciones SA ESP (c)	5 Year Swap Rate + 6.96	8.5000	3/30/2049	404,004
20,000	CommScope Finance LLC (b)		5.5000	3/1/2024	20,850
5,000	CommScope Finance LLC (b)		6.0000	3/1/2026	5,319
200,000	Comunicaciones Celulares SA Via Comcel Trust		6.8750	2/6/2024	205,002
202,863	Digicel Group Ltd. (b)		9.1250	4/1/2024	30,957

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal
Amount ($)		Spread	Interest Rate	Maturity	Value ($)
	TELECOMMUNICATIONS - 0.7% (Continued)
20,000	Frontier Communications Corp. (b)		8.0000	4/1/2027	20,900
25,000	Gogo Intermediate Holdings LLC (b)		9.8750	5/1/2024	26,406
15,000	GTT Communications, Inc. (b)		7.8750	12/31/2024	11,321
25,000	Intelsat Jackson Holdings SA (b)		8.5000	10/15/2024	22,771
200,000	Millicom International Cellular SA		6.0000	3/15/2025	207,250
25,000	Sprint Capital Corp.		6.8750	11/15/2028	26,937
20,000	Sprint Corp.		7.1250	6/15/2024	21,575
5,000	Telesat Canada / Telesat LLC (b)		6.5000	10/15/2027	5,213
320,000	Verizon Communications, Inc. (c)	3 Month LIBOR + 1.10	3.0099	5/15/2025	327,334
155,000	Verizon Communications, Inc.		4.2720	1/15/2036	175,546
					3,305,173
	TOYS/GAMES/HOBBIES - 0.0% *
145,000	Hasbro, Inc.		3.5000	9/15/2027	144,417

	TRANSPORTATION - 0.1%
120,000	CSX Corp.		3.8000	11/1/2046	125,705
330,000	Union Pacific Corp.		3.2000	6/8/2021	336,327
					462,032
	TRUCKING & LEASING - 0.1%
330,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. (b)		2.7000	11/1/2024	332,362
135,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. (b)		4.2000	4/1/2027	144,775
					477,137
	U.S. GOVERNMENT AGENCY - 8.9%
239,722	Fannie Mae REMICS 2005-2S (c,e,g)	6.60 - 1 Month LIBOR	4.8080	2/25/2035	42,195
535,125	Fannie Mae REMICS 2005-104 NI (c,e,g)	6.70 - 1 Month LIBOR	4.9080	3/25/2035	11,851
423,866	Fannie Mae REMICS 2006-99 AS (c,e,g)	6.58 - 1 Month LIBOR	4.7880	10/25/2036	79,564
249,842	Fannie Mae REMICS 2006-119 PS (c,e,g)	6.70 - 1 Month LIBOR	4.9080	12/25/2036	36,235
452,004	Fannie Mae REMICS 2006-126 CS (c,e,g)	6.70 - 1 Month LIBOR	4.9080	1/25/2037	81,328
278,377	Fannie Mae REMICS 2009-41 ZA (e)		4.5000	6/25/2039	290,241
229,511	Fannie Mae REMICS 2009-98 DZ (e)		4.5000	12/25/2039	238,641
425,771	Fannie Mae REMICS 2010-76 ZK (e)		4.5000	7/25/2040	457,077
256,334	Fannie Mae REMICS 2010-115 SE (c,e,g)	6.00 - 1 Month LIBOR	4.2080	10/25/2040	45,386
108,871	Fannie Mae REMICS 2010-134 CS (c,e,g)	6.68 - 1 Month LIBOR	4.8880	12/25/2025	9,028
108,871	Fannie Mae REMICS 2010-134 SE (c,e,g)	6.65 - 1 Month LIBOR	4.8580	12/25/2025	8,800
238,528	Fannie Mae REMICS 2010-142 SC (c,e,g)	6.60 - 1 Month LIBOR	4.8080	12/25/2040	50,773
221,044	Fannie Mae REMICS 2011-18 UZ (e)		4.0000	3/25/2041	231,367
277,480	Fannie Mae REMICS 2011-74 KL (e)		5.0000	6/25/2040	298,843
562,694	Fannie Mae REMICS 2011-93 ES (c,e,g)	6.50 - 1 Month LIBOR	4.7080	9/25/2041	99,239
598,719	Fannie Mae REMICS 2011-111 EZ (e)		5.0000	11/25/2041	662,731
769,767	Fannie Mae REMICS 2012-3 DS (c,e,g)	5.95 - 1 Month LIBOR	4.1580	2/25/2042	138,388
2,363,183	Fannie Mae REMICS 2012-20 SA (c,e,g)	6.45 - 1 Month LIBOR	4.6580	3/25/2042	393,371
834,072	Fannie Mae REMICS 2012-56 FK (c,e)	1 Month LIBOR + 0.45	2.2420	6/25/2042	835,441
1,445,225	Fannie Mae REMICS 2012-103 ZP (e)		3.0000	9/25/2042	1,472,058
1,361,869	Fannie Mae REMICS 2013-74 YS (c,e)	6.00 - (1.5 * 1 Month LIBOR)	3.3120	7/25/2043	1,301,312
601,482	Fannie Mae REMICS 2013-122 DS (c,e)	5.40 - (1.2 * 1 Month LIBOR)	3.2496	7/25/2043	557,242
797,694	Fannie Mae REMICS 2014-73 PS (c,e,g)	6.20 - 1 Month LIBOR	4.4080	11/25/2044	139,673
1,166,827	Fannie Mae REMICS 2015-95 AP (e)		3.0000	8/25/2042	1,184,275
2,199,057	Fannie Mae REMICS 2016-73 DZ (e)		3.0000	10/25/2046	2,214,976
681,799	Fannie Mae REMICS 2016-81 JF (e)		3.0000	2/25/2044	695,781
1,260,247	Fannie Mae REMICS 2018-15 JF (c,e)	1 Month LIBOR + 0.30	2.0920	3/25/2048	1,248,129
829,220	Fannie Mae REMICS 2018-21 PO (e) ***		0.0000	4/24/2048	699,606
756,790	Fannie Mae REMICS 2018-49 FB (c,e)	1 Month LIBOR + 0.30	2.0920	7/25/2048	753,054
901,522	Fannie Mae REMICS 2018-55 FA (c,e)	1 Month LIBOR + 0.30	2.0920	8/25/2048	893,276
2,479,008	Fannie Mae REMICS 2019-57 FE (c,e)	1 Month LIBOR + 0.45	2.2420	10/25/2049	2,474,051
184,797	Freddie Mac REMICS 2663 ZP (e)		5.0000	8/15/2033	202,508
87,797	Freddie Mac REMICS 2909 Z (e)		5.0000	12/15/2034	96,576
180,668	Freddie Mac REMICS 3257 SI (c,e,g)	6.32 - 1 Month LIBOR	4.5803	12/15/2036	30,728
748,377	Freddie Mac REMICS 3404 SA (c,e,g)	6.00 - 1 Month LIBOR	4.2603	1/15/2038	137,162
687,877	Freddie Mac REMICS 3753 SB (c,e,g)	6.00 - 1 Month LIBOR	4.2603	11/15/2040	116,877
108,762	Freddie Mac REMICS 3770 SP (c,e,g)	6.50 - 1 Month LIBOR	4.7603	11/15/2040	10,732
23,158	Freddie Mac REMICS 3818 JA (e)		4.5000	1/15/2040	23,211
411,062	Freddie Mac REMICS 3926 FS (c,e,g)	6.58 - 1 Month LIBOR	4.8403	9/15/2041	80,877
386,590	Freddie Mac REMICS 3957 DZ (e)		3.5000	11/15/2041	398,252
437,696	Freddie Mac REMICS 3957 HZ (e)		4.0000	11/15/2041	477,711
713,252	Freddie Mac REMICS 3984 DS (c,e,g)	5.95 - 1 Month LIBOR	4.2103	1/15/2042	109,809
1,362,722	Freddie Mac REMICS 3998 AZ (e)		4.0000	2/15/2042	1,497,133
1,611,053	Freddie Mac REMICS 4089 SH (c,e,g)	6.00 - 1 Month LIBOR	4.2603	8/15/2042	242,537
1,009,903	Freddie Mac REMICS 4096 MS (c,e)	2.57 - (0.57 * 1 Month LIBOR)	1.6051	8/15/2042	839,435
2,495,841	Freddie Mac REMICS 4203 NB (e)		2.0000	10/15/2040	2,482,416
422,836	Freddie Mac REMICS 4229 MS (c,e)	7.70 - (1.75 * 1 Month LIBOR)	4.6554	7/15/2043	431,058

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal
Amount ($)			Spread	Interest Rate	Maturity	Value ($)
		U.S. GOVERNMENT AGENCY - 8.9% (Continued)
2,270,752		Freddie Mac REMICS 4255 GS (c,e,g)	6.15 - 1 Month LIBOR	4.4102	9/15/2043	373,717
533,718		Freddie Mac REMICS 4291 MS (c,e,g)	5.90 - 1 Month LIBOR	4.1603	1/15/2054	101,368
1,543,808		Freddie Mac REMICS 4314 MS (c,e,g)	6.10 - 1 Month LIBOR	4.3603	7/15/2043	197,580
2,000,000		Freddie Mac REMICS 4435 SA (c,e)	9.90 - (2 * 1 Month LIBOR)	6.4205	1/15/2041	2,391,267
2,758,403		Freddie Mac REMICS 4703 FA (c,e)	1 Month LIBOR + 0.35	2.0897	7/15/2047	2,738,663
709,420		Freddie Mac REMICS 4734 A (e)		3.0000	7/15/2042	717,178
806,685		Freddie Mac REMICS 4768 FG (c,e)	1 Month LIBOR + 0.30	2.0397	3/15/2048	798,486
1,152,070		Freddie Mac REMICS 4818 FC (c,e)	1 Month LIBOR + 0.30	2.0397	4/15/2048	1,148,015
1,373,593		Freddie Mac REMICS 4934 P (e)		2.5000	11/15/2040	1,380,815
1,509,127		Government National Mortgage Association 2010-35 DS (c,e,g)	5.68 - 1 Month LIBOR	3.9154	3/20/2040	248,304
2,297,866		Government National Mortgage Association 2010-121 SE (c,e,g)	6.00 - 1 Month LIBOR	4.2354	9/20/2040	391,151
1,303,564		Government National Mortgage Association 2011-69 SC (c,e,g)	5.38 - 1 Month LIBOR	3.6154	5/20/2041	193,262
1,283,181		Government National Mortgage Association 2013-102 BS (c,e,g)	6.15 - 1 Month LIBOR	4.3854	3/20/2043	177,915
2,411,896		Government National Mortgage Association 2013-119 TZ (e)		3.0000	8/20/2043	2,422,578
186,580		Government National Mortgage Association 2013-120 GS (c,e)	5.40 - (1.2 * 1 Month LIBOR)	3.2824	8/20/2043	175,082
325,103		Government National Mortgage Association 2013-148 DS (c,e,g)	5.68 - 1 Month LIBOR	3.9403	10/16/2043	54,254
1,301,503		Government National Mortgage Association 2013-186 SG (c,e,g)	6.25 - 1 Month LIBOR	4.5102	2/16/2043	174,820
1,625,468		Government National Mortgage Association 2014-5 SA (c,e,g)	5.55 - 1 Month LIBOR	3.7854	1/20/2044	265,592
1,983,656		Government National Mortgage Association 2014-58 SG (c,e,g)	5.60 - 1 Month LIBOR	3.8603	4/16/2044	302,197
1,645,761		Government National Mortgage Association 2014-76 SA (c,e,g)	5.60 - 1 Month LIBOR	3.8354	1/20/2040	258,679
707,693		Government National Mortgage Association 2014-95 CS (c,e,g)	6.25 - 1 Month LIBOR	4.5102	6/16/2044	130,857
1,522,257		Government National Mortgage Association 2014-145 CS (c,e,g)	5.60 - 1 Month LIBOR	3.8603	5/16/2044	220,719
896,256		Government National Mortgage Association 2014-156 PS (c,e,g)	6.25 - 1 Month LIBOR	4.4854	10/20/2044	146,321
834,138		Government National Mortgage Association 2018-97 HS (c,e,g)	6.20 - 1 Month LIBOR	4.4354	7/20/2048	130,147
6,160,193		Government National Mortgage Association 2018-164 SW (c,e,g)	6.10 - 1 Month LIBOR	4.3354	12/20/2048	856,803
						40,816,724
		U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.2%
93,056		Fannie Mae Pool AL4292 (e)		4.5000	4/1/2026	97,707
454,758		Fannie Mae Pool AS4281 (e)		3.0000	1/1/2035	468,503
803,390		Fannie Mae Pool AS4360 (e)		3.0000	1/1/2035	824,701
605,650		Fannie Mae Pool AS4645(e)		3.0000	3/1/2045	620,421
732,905		Fannie Mae Pool AS7661 (e)		3.0000	8/1/2046	737,487
47,051		Fannie Mae Pool MA1050 (e)		4.5000	3/1/2042	48,931
1,351,315		Fannie Mae Pool SB0048 (e)		3.0000	8/1/2034	1,391,611
517,967		Freddie Mac Gold Pool G61645 (e)		4.0000	10/1/2048	538,701
151,426		Freddie Mac Gold Pool N70081 (e)		5.5000	7/1/2038	167,417
244,762		Freddie Mac Gold Pool Q13637 (e)		3.0000	11/1/2042	252,315
246,079		Freddie Mac Gold Pool Q13638 (e)		3.0000	11/1/2042	253,664
						5,401,458
		TREASURY SECURITIES - 5.9%
1,490,000		United States Treasury Bond		1.7500	11/30/2021	1,494,598
840,000		United States Treasury Bond		2.6250	2/28/2023	865,987
900,000		United States Treasury Bond		2.5000	3/31/2023	924,961
920,000		United States Treasury Bond		2.1250	9/30/2024	938,400
95,000		United States Treasury Bond		2.7500	11/15/2042	101,598
590,000		United States Treasury Bond		3.1250	2/15/2043	670,503
952,888	^	United States Treasury Inflation Indexed Note		0.1250	10/15/2024	958,549
356,713	^	United States Treasury Inflation Indexed Note		0.8750	1/15/2029	378,792
790,000		United States Treasury Note		2.7500	9/15/2021	805,152
1,040,000		United States Treasury Note		2.8750	10/15/2021	1,063,319
810,000		United States Treasury Note		1.5000	10/31/2021	808,893
490,000		United States Treasury Note		2.5000	1/15/2022	498,862
880,000		United States Treasury Note		2.7500	4/30/2023	911,866
2,750,000		United States Treasury Note		1.6250	4/30/2023	2,749,785
550,000		United States Treasury Note		1.6250	5/31/2023	550,021
3,910,000		United States Treasury Note		2.2500	12/31/2023	3,999,044
320,000		United States Treasury Note		1.7500	6/30/2024	321,012
1,050,000		United States Treasury Note		2.2500	10/31/2024	1,077,480
480,000		United States Treasury Note		2.7500	2/28/2025	504,825
820,000		United States Treasury Note		3.0000	9/30/2025	875,927
140,000		United States Treasury Note		2.6250	1/31/2026	146,852
1,270,000		United States Treasury Note		2.3750	5/15/2027	1,317,377
1,055,000		United States Treasury Note		2.2500	8/15/2027	1,085,125
920,000		United States Treasury Note		2.2500	11/15/2027	946,163
450,000		United States Treasury Note		2.3750	5/15/2029	468,053
470,000		United States Treasury Note		3.6250	8/15/2043	577,549
460,000		United States Treasury Note		3.7500	11/15/2043	576,420
1,320,000		United States Treasury Note		2.7500	11/15/2047	1,414,325
						27,031,438

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal
Amount ($)		Spread	Interest Rate	Maturity	Value ($)
	WHOLE LOAN COLLATERAL - 10.6%
823,212	Alternative Loan Trust 2006-14CB		6.0000	6/25/2036	647,369
1,388,952	Alternative Loan Trust 2006-41CB		6.0000	1/25/2037	1,172,020
1,388,448	Alternative Loan Trust 2006-41CB		5.7500	1/25/2037	1,133,515
61,397	Alternative Loan Trust 2007-J2		6.0000	7/25/2037	61,140
2,170,036	American Home Mortgage Investment Trust 2006-1 2A1 (c)	6 Month LIBOR + 1.75	3.6569	12/25/2035	921,841
180,447	Angel Oak Mortgage Trust I LLC 2018-3 A1 (b,d)		3.6490	9/25/2048	182,545
210,521	Angel Oak Mortgage Trust I LLC 2018-3 A2 (b,d)		3.7510	9/25/2048	213,027
210,521	Angel Oak Mortgage Trust I LLC 2018-3 A3 (b,d)		3.8530	9/25/2048	213,084
661,875	Arroyo Mortgage Trust 2018-1 A3 (b,d)		4.2180	4/25/2048	670,753
1,726,396	BCAP LLC 2010-RR6 Trust 1716 (b,d)		6.0000	7/26/2036	1,364,583
53,160	Bear Stearns Asset Backed Securities I Trust 2004-AC2 2A		5.0000	5/25/2034	54,171
801,188	BRAVO Residential Funding Trust 2019-NQM1 A2 (b,d)		2.8920	7/25/2059	803,955
801,188	BRAVO Residential Funding Trust 2019-NQM1 A3 (b,d)		2.9960	7/25/2059	803,957
380,971	CHL Mortgage Pass-Through Trust 2007-5		5.7500	5/25/2037	319,182
402,258	CHL Mortgage Pass-Through Trust 2007-12		5.7500	8/25/2037	341,993
2,000,000	CIM Trust 2016-1RR B2 (b,d)		7.2249	7/26/2055	2,019,823
2,000,000	CIM Trust 2016-2RR B2 (b,d)		7.1330	2/27/2056	2,014,527
2,000,000	CIM Trust 2016-3RR B2 (b,d)		7.8701	2/27/2056	2,018,236
1,940,363	CIM Trust 2017-8 A1 (b,d)		3.0000	12/25/2065	1,939,788
603	Citicorp Mortgage Securities Trust Series 2007-2 3A1		5.5000	2/25/2037	603
1,001,596	Citigroup Mortgage Loan Trust 2011-12 1A2 (b,d)		4.1557	4/25/2036	876,459
2,833,633	Citigroup Mortgage Loan Trust 2018-A (b,d)		4.0000	1/25/2068	2,842,410
73,385	CitiMortgage Alternative Loan Trust Series 2007-A1 2A1		5.5000	1/25/2022	73,633
448,402	COLT 2018-3 Mortgage Loan Trust (b,d)		3.7630	10/26/2048	450,743
398,580	COLT 2018-3 Mortgage Loan Trust (b,d)		3.8650	10/26/2048	400,647
701,601	Credit Suisse First Boston Mortgage Securities Corp. 2002-AR28 2A1 (d)		4.0584	11/25/2032	704,269
127,928	Credit Suisse First Boston Mortgage Securities Corp. 2005-8 1A3		5.2500	9/25/2035	117,586
728,974	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9 5A12		5.5000	10/25/2035	634,325
139,876	CSMC Mortgage-Backed Trust 2006-7 1A3		5.0000	8/25/2036	132,728
283,127	CSMC Mortgage-Backed Trust 2006-9 2A1		5.5000	11/25/2036	257,309
352,320	CSMC Mortgage-Backed Trust 2007-1 5A14		6.0000	2/25/2037	304,506
6,379	CSMC Trust 2013-3R 1A1 (b,d)		2.8454	4/27/2035	6,408
1,990,661	CSMC Trust 2019-RPL9 A1 (b,d)		3.3190	10/27/2059	1,990,794
506,792	Deephaven Residential Mortgage Trust 2018-3 (b,d)		3.8910	8/25/2058	510,073
158,865	First Horizon Alternative Mortgage Securities Trust 2005-AA4 1A1 (d)		3.5484	5/25/2035	125,688
1,000,000	FMC GMSR Issuer Trust 2019-GT1 A (b,d)		5.0700	5/25/2024	1,009,038
1,000,000	FMC GMSR Issuer Trust 2019-GT1 B (b,d)		5.6600	5/25/2024	1,008,068
225,755	GSR Mortgage Loan Trust 2005-AR7 3A1 (d)		4.4594	11/25/2035	218,207
566,873	GSR Mortgage Loan Trust 2006-AR1 3A1 (d)		4.1875	1/25/2036	565,207
334,156	GSR Mortgage Loan Trust 2007-1F 2A2		5.5000	1/25/2037	415,482
742,525	Homeward Opportunities Fund I Trust 2018-1 A2 (b,d)		3.8970	6/25/2048	747,646
850,810	Homeward Opportunities Fund I Trust 2018-1 A3 (b,d)		3.9990	6/25/2048	856,876
8,132	JP Morgan Mortgage Trust 2007-S1 1A1		5.0000	3/25/2022	7,946
762,174	JP Morgan Mortgage Trust 2007-S2 1A11		6.0000	6/25/2037	564,452
2,179,527	JP Morgan Mortgage Trust 2007-S2 1A15		6.7500	6/25/2037	1,732,095
379,888	Lehman Mortgage Trust 2006-1 1A3		5.5000	2/25/2036	310,459
210,610	MASTR Adjustable Rate Mortgages Trust 2006-2 2A1 (d)		4.4545	4/25/2036	181,697
1,000,000	Mello Warehouse Securitization Trust 2019-1 (b,c)	1 Month LIBOR + 5.50	7.2920	6/25/2052	1,007,551
530,118	Merrill Lynch Mortgage Investors Trust Series 2006-AF2		6.2500	10/25/2036	438,721
3,067	Morgan Stanley Mortgage Loan Trust 2004-1 1A1		5.0000	11/25/2033	3,078
158,819	Morgan Stanley Mortgage Loan Trust 2006-7 3A (d)		5.0135	6/25/2036	132,722
726,745	Morgan Stanley Mortgage Loan Trust 2007-12 3A4		6.2500	8/25/2037	545,711
105,101	Morgan Stanley Reremic Trust 2012-R3 2A (b,c)	1 Month LIBOR + 0.23	2.0220	2/26/2037	105,285
1,054,406	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1 11A1A (f)		5.9950	3/25/2047	1,030,641
5,137	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-5 2AN (d)		5.6750	12/25/2035	5,152
161,776	PHH Alternative Mortgage Trust Series 2007-2 3A1		6.0000	5/25/2037	149,408
819,403	PRPM 2019-1 LLC (b,f)		4.5000	1/25/2024	821,494
2,141,176	Radnor RE 2019-2 Ltd. (b,c)	1 Month LIBOR + 1.20	2.9920	6/25/2029	2,149,649
256,360	RALI Series 2006-QA1 1A21 Trust (d)		4.0251	1/25/2036	231,124
227,813	RALI Series 2006-QS10 Trust A9		6.5000	8/25/2036	224,761
442,902	RALI Series 2006-QS12 2A3 Trust		6.0000	9/25/2036	427,864
314,291	RALI Series 2007-QS6 A6 Trust		6.2500	4/25/2037	300,465
381,594	Residential Asset Securitization Trust 2006-A2 A3		6.0000	1/25/2046	266,326
231,722	Residential Asset Securitization Trust 2006-A6 2A11		6.0000	7/25/2036	199,546
518,441	Residential Asset Securitization Trust 2007-A1 A8		6.0000	3/25/2037	298,509
401,318	Residential Asset Securitization Trust 2007-A3 1A1 (c)	1 Month LIBOR + 0.45	2.2420	4/25/2037	202,425
52,346	Residential Asset Securitization Trust 2007-A3 1A2 (c)	46.38 - (7.67 * 1 Month LIBOR)	32.6447	4/25/2037	119,692
148,769	RFMSI Series 2006-S3 Trust A7		5.5000	3/25/2036	143,057
266,009	RFMSI Series 2006-S7 Trust A3		6.2500	8/25/2036	255,058
105,123	RFMSI Series 2006-S7 Trust A7		6.2500	8/25/2036	100,795

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal
Amount ($)	Spread	Interest Rate	Maturity	Value ($)
	WHOLE LOAN COLLATERAL - 10.6% (Continued)
461,953	RFMSI Series 2007-S1 A5 Trust	6.0000	1/25/2037	449,237
169,455	RFMSI Series 2007-S2 A4 Trust	6.0000	2/25/2037	159,061
404,428	RFMSI Series 2007-S6 Trust 1A11	6.0000	6/25/2037	394,514
1,224,417	Starwood Mortgage Residential Trust 2018-IMC1 (b,d)	3.8950	3/25/2048	1,233,079
1,000,000	Toorak Mortgage Corp 2018-1 Ltd. (b,f)	4.3356	8/25/2021	1,012,672
766,118	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 Trust 2A8	6.0000	11/25/2035	759,562
1,152,688	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust 1A2	6.0000	4/25/2037	1,051,378
440,283	Wells Fargo Alternative Loan 2007-PA3 Trust 1A4	5.7500	7/25/2037	426,863
				48,586,263

	TOTAL BONDS & NOTES (Cost - $320,944,683)			322,846,646

Shares
	WARRANT - 0.0%* (i)
43,904	OAS SA WARRANT (a,h) (Cost - $11,414)			—

		Yield **
	SHORT-TERM INVESTMENTS - 0.3%
	U.S. TREASURY BILLS - 0.3%
1,460,000	United States Treasury Bill	1.0400	4/30/2020	1,452,633
65,000	United States Treasury Bill	1.2900	11/5/2020	64,162
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,516,757)			1,516,795

Contracts		Notional	Counterparty	Value ($)
	PURCHASED OPTIONS (a,i) - 24.2%
1,524,620	ISAM, August 2021, Call @ 0.001	39,614,200	Nomura	39,615,180
432,167	WNTN, August 2021, Call @ 0.001	71,466,944	Nomura	71,467,069
	TOTAL PURCHASED OPTIONS (Cost - $110,266,176)			111,082,249

	TOTAL INVESTMENTS - 94.7% (Cost - $433,676,332)			$435,525,162
	OTHER ASSETS LESS LIABILITIES - 5.3%			24,180,266
	TOTAL NET ASSETS - 100.0%			$459,705,428

MBS - Mortgage Backed Security

ABS - Asset Backed Security

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

^	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

*	Represents a percentage less than 0.05%

**	Represents annualized yield at date of purchase for discount securities.

***	Principal only bond.

****	Zero coupon bond.

(a)	The value of these securities have been determined in good faith under the policies of the Board of Trustees as of December 31, 2019.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2019, these securities amounted to $159,144,171 or 34.6% of net assets.

(c)	Variable rate security; the rate shown represents the rate as of December 31, 2019.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corp., Federal National Mortgage Association, Freddie Mac and Fannie Mae currently operate under a federal conservatorship.

(f)	Step-Up Bond; the interest rate shown is the rate in effect as of December 31, 2019.

(g)	Interest only bond.

(h)	Illiquid holdings.

(i)	None-income producing.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

WNTN Top 50 Holdings ^

FUTURES CONTRACTS
				Unrealized
Number of			Notional Value at	Appreciation/	% of Fund
Contracts	Description	Expiration Date	December 31, 2019	(Depreciation)	Net Assets
Long Contracts
169	Australian 3 Year Bond Future	Mar-20	13,646,936	$(2,887)	(0.00)%
151	Australian 10 Year Bond Future	Mar-20	15,156,007	56,508	0.01%
158	Brent Oil Future	Mar-20	10,428,000	1,340	0.00%
137	CAC Index Future	Jan-20	9,171,001	8,015	0.00%
71	Copper LME Future	Jan-20	10,931,338	153,415	0.03%
81	Copper LME Future	Feb-20	12,491,213	114,132	0.02%
104	Copper LME Future	Mar-20	16,055,000	(2,200)	(0.00)%
154	Copper LME Future	Apr-20	23,789,150	12,200	0.00%
22	Dax Index Future	Mar-20	8,169,315	342,447	0.07%
67	E-Mini Nasdaq Future	Mar-20	11,728,015	(19,950)	(0.00)%
473	E-Mini S&P 500 Future	Mar-20	76,415,515	(845)	(0.00)%
60	Euro BTP Future	Mar-20	9,584,424	(76,285)	(0.02)%
74	Euro Bund Future	Mar-20	14,146,612	(5,790)	(0.00)%
62	Euro Oat Future	Mar-20	11,315,868	(14,693)	(0.00)%
407	Euro Stoxx Future	Mar-20	17,018,004	40,160	0.01%
83	FTSE Index Future	Mar-20	8,251,382	(420)	(0.00)%
106	Gasoline Blend Stock Future	Feb-20	7,526,106	(19,040)	(0.00)%
41	Guilt Future	Mar-20	7,140,989	937	0.00%
345	Gold CMX Future	Feb-20	52,546,950	11,850	0.00%
120	Nickel LME Future	Jan-20	10,056,960	(22,096)	(0.00)%
81	Nickel LME Future	Feb-20	6,804,000	58,029	0.01%
82	Nickel LME Future	Mar-20	6,900,300	(24,784)	(0.01)%
43	OSK Nikkei Future	Mar-20	9,357,067	97,439	0.02%
80	SFE SPI 200 Future	Mar-20	9,271,933	42,890	0.01%
323	Silver CMX Future	Mar-20	28,942,415	13,750	0.00%
57	Topix Index Future	Mar-20	9,029,829	(6,996)	(0.00)%
123	Ultra T-Bond Future	Mar-20	22,343,719	(135)	(0.00)%
339	US 10 Yr Notes Future	Mar-20	43,535,016	11,650	0.00%
198	US T Bond Future	Mar-20	30,869,438	14,450	0.00%
			Subtotal	$783,091

				Unrealized
Number of			Notional Value at	Appreciation/	% of Fund
Contracts	Description	Expiration Date	December 31, 2019	(Depreciation)	Net Assets
Short Contracts
426	2 Year T Note Future	Mar-20	91,803,000	$(34,965)	(0.01)%
475	5 Year T Note Future	Mar-20	56,339,453	11,750	0.00%
175	Aluminum LME Future	Apr-20	7,938,438	38,371	0.01%
154	Aluminum LME Future	Mar-20	6,968,500	13,900	0.00%
71	Copper LME Future	Jan-20	10,931,338	—	0.00%
427	E-Mini Russell Future	Mar-20	35,667,310	(1,647)	(0.00)%
483	ERX Bund Future	Mar-20	60,606,394	(9,563)	(0.00)%
20	Japan Government Bond Future	Mar-20	28,016,338	(4,979)	(0.00)%
445	Natural Gas Future	Feb-20	9,741,050	983	0.00%
120	ZiNickel LME Future	Jan-20	10,056,960	(44,160)	(0.01)%
			Subtotal	(30,310)

FORWARD FOREIGN CURRENCY CONTRACTS
	Currency to					Unrealized
Settlement	Deliver/		In Exchange			Appreciation/	% of Fund
Date	Receive	Value	For	Value	U.S. Dollar Value	(Depreciation)	Net Assets
To Buy:
1/3/2020	BRL	33,244,360	USD	8,247,788	$8,271,197	$22,982	0.00%
1/3/2020	USD	7,900,000	BRL	33,244,360	7,911,021	(360,175)	(0.08)%
3/18/2020	ZAR	110,000,000	USD	7,421,656	7,856,970	358,299	0.08%
To Sell:
1/3/2020	BRL	32,205,350	USD	7,990,014	$8,012,691	$(22,264)	(0.00)%
1/3/2020	USD	7,900,000	BRL	32,205,350	7,911,021	101,670	0.02%
1/31/2020	USD	20,300,000	INR	1,463,899,940	20,382,968	168,724	0.04%
1/31/2020	USD	8,900,000	RUB	563,949,495	8,911,106	179,760	0.04%
2/28/2020	USD	11,700,000	INR	849,940,610	11,782,176	150,140	0.03%
2/28/2020	USD	7,900,000	IDR	111,572,660,000	7,930,144	128,303	0.03%
3/18/2020	CNH	94,000,000	USD	13,308,475	13,498,400	(171,754)	(0.04)%
3/31/2020	USD	12,400,000	INR	892,953,940	12,536,601	(420)	(0.00)%
			Subtotal			$555,265

All Other Investments						70,159,023
Total Unrealized Appreciation of Purchased Option						71,467,069

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

ISAM Top 50 Holdings ^
FUTURES CONTRACTS
				Unrealized
Number of			Notional Value at	Appreciation/	% of Fund
Contracts	Description	Expiration Date	December 31, 2019	(Depreciation)	Net Assets
Long Contracts
85	Aluminum LME Future	Feb-20	3,827,125	$(18,453)	(0.00)%
173	Australian 3 Year Bond Future	Mar-20	13,969,940	(95,766)	(0.02)%
288	Australian Bills Future	Dec-20	14,412,637	(117,745)	(0.03)%
2,780	BMF 1D Interbank Future	Jan-22	4,457,336	(10,659)	(0.00)%
270	Bovespa Index Future	Feb-20	7,789,192	137,803	0.03%
106	Coffee NY Fuutre	Mar-20	5,155,575	269,906	0.06%
31	E-Mini Nasdaq Future	Mar-20	5,426,395	87,143	0.02%
38	Euro BPT Future	Mar-20	6,070,135	(53,228)	(0.01)%
430	Euro BPS Future	Mar-20	54,209,136	70,350	0.02%
49	FTSE Index Future	Mar-20	4,871,298	(219)	(0.00)%
64	Gas Oil London Future	Mar-20	3,928,000	(10,500)	(0.00)%
63	Gasoline Blend Stock Future	Mar-20	4,506,138	31,361	0.01%
89	Gold CMX Future	Feb-20	13,555,590	244,010	0.05%
109	Gold TCE Future	Oct-20	5,327,762	126,302	0.03%
250	Korean Bond Future	Mar-20	23,907,039	24,439	0.01%
60	Kospi 200 Future	Mar-20	3,830,663	110,927	0.02%
188	Live Cattle Future	Feb-20	9,469,560	133,760	0.03%
85	Live Cattle Future	Apr-20	4,323,950	40,160	0.01%
39	MIB Index Future	Mar-20	5,118,678	(45,581)	(0.01)%
208	Nifty Future	Jan-20	5,093,920	(32,865)	(0.01)%
205	OMX 30 Index Future	Jan-20	3,868,724	(28,557)	(0.01)%
54	Palladium NMX Future	Mar-20	10,310,220	950,670	0.21%
90	Palladium NMX Future	Apr-20	4,400,100	153,415	0.03%
56	S&P Canada Future	Mar-20	8,728,670	(25,012)	(0.01)%
65	SFE SPI 200 Future	Mar-20	7,533,445	(207,453)	(0.05)%
389	Short Sterling Future	Dec-20	4,571,979	(137,815)	(0.03)%
60	Silver CMX Future	Mar-20	5,376,300	105,105	0.02%
63	Swiss Index Future	Mar-20	6,849,601	50,125	0.01%
111	Taiwan Index Future	Jan-20	5,101,560	(34,965)	(0.01)%
25	Topix Index Future	Mar-20	3,960,451	6,611	0.00%
			Subtotal	$1,723,269

				Unrealized
Number of			Notional Value at	Appreciation/	% of Fund
Contracts	Description	Expiration Date	December 31, 2019	(Depreciation)	Net Assets
Short Contracts
38	2 Year T Note Future	Mar-20	8,189,000	$(7,687)	(0.00)%
85	Aluminum LME Future	Feb-20	3,827,125	(32,035)	(0.01)%
164	Aluminum LME Future	Mar-20	7,421,000	(237,083)	(0.05)%
148	ERX Bund Future	Mar-20	18,570,903	11,981	0.00%
268	Euribor Future	Dec-20	5,385,808	20,001	0.00%
6	Japan Government Bond Future	Mar-20	8,404,901	(6,996)	(0.00)%
151	Lean Hogs Future	Feb-20	4,314,070	(26,470)	(0.01)%
232	Natural Gas Future	Mar-20	5,006,560	647,010	0.14%
688	Set 50 Index Future	Mar-20	4,938,829	(8,130)	(0.00)%
109	Zinc LME Future	Mar-20	6,198,694	(14,693)	(0.00)%
			Subtotal	345,898

FORWARD FOREIGN CURRENCY CONTRACTS
	Currency to					Unrealized
Settlement	Deliver/		In Exchange			Appreciation/	% of Fund
Date	Receive	Value	For	Value	U.S. Dollar Value	(Depreciation)	Net Assets
To Buy:
3/18/2020	USD	6,250,309	BRL	26,224,681	$6,277,920	$(246,781)	(0.05)%
3/18/2020	USD	4,400,000	PEN	14,958,370	4,410,230	(104,895)	(0.02)%
3/18/2020	USD	4,000,000	JPY	432,527,640	3,983,261	1,844	0.00%
3/18/2020	USD	3,900,000	THB	118,183,435	3,893,697	(82,230)	(0.02)%
To Sell:
12/18/2019	USD	14,600,000	THB	441,416,740	$14,576,405	$273,737	0.06%
12/18/2019	USD	9,500,000	PHP	485,117,500	9,527,187	49,033	0.01%
12/18/2019	USD	7,700,000	IDR	109,590,660,000	7,743,805	171,490	0.04%
12/18/2019	USD	5,150,000	SGD	6,977,939	5,146,399	38,209	0.01%
12/18/2019	USD	4,200,000	ILS	14,514,937	4,182,316	19,976	0.00%
12/18/2019	USD	4,100,000	INR	295,798,880	4,138,414	14,306	0.00%
			Subtotal			$134,689

All Other Investments						37,411,324
Total Unrealized Appreciation of Purchased Option						39,615,180

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

See accompanying notes to financial statements.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Principal
Amount ($)		Yield (a)	Maturity	Value
	SHORT-TERM INVESTMENT - 41.4%
	U.S. TREASURY BILL - 41.4%
10,759,000	U.S. Treasury Bill	1.56%	1/2/2020	$10,759,000
	TOTAL SHORT-TERM INVESTMENT (Cost - $10,758,535)			10,759,000

	TOTAL INVESTMENTS - 41.4% (Cost - $10,758,535)			$10,759,000
	OTHER ASSETS LESS LIABILITIES - 58.6%			15,247,533
	TOTAL NET ASSETS - 100.0%			$26,006,533

(a)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.

				Unrealized
			Notional Value at	Appreciation/
Contracts	Long Futures Contracts - 1.8%	Expiration	December 31, 2019	(Depreciation)
80	90-Day Bank Bill Future	September-20	56,123,937	$(14,707)
46	90 Day Euro Future	March-21	11,320,600	(15,350)
106	90 Day Sterling Future	December-20	17,429,210	(8,817)
12	Amsterdam Index Future	January-20	1,628,874	(10,085)
64	Australian 3 Year Bond Future	March-20	5,174,330	(34,414)
9	Australian 10 Year Bond Future	March-20	904,432	(17,108)
99	BIST 30 Futures	February-20	235,065	787
14	BP Currency Futures	March-20	1,163,050	10,034
20	Brent Crude Oil Future (b)	March-20	1,320,000	8,040
24	C$ Currency Future	March-20	1,850,040	20,365
22	CAC40 10 Euro Future	January-20	1,474,292	1,330
3	Cattle Feeder Future (b)	March-20	216,338	650
49	Cocoa Future (b)	March-20	1,244,600	(4,690)
35	Cocoa Future (b)	March-20	843,403	(13,233)
25	Coffee C Future (b)	March-20	1,215,938	(15,206)
20	Copper Future (b)	March-20	1,398,500	(11,750)
3	Dax Index Future	March-20	1,115,190	(2,660)
12	Dija Mini Future	March-20	1,710,480	21,400
19	Dollar Index Future	March-20	1,825,102	(11,186)
15	E-Mini Russell 2000 Index Future	March-20	1,252,950	12,415
12	Euro BTP Future	March-20	1,918,937	8,380
1	Euro Buxl Future	March-20	222,682	(3,271)
1	Euro OAT Future	March-20	182,709	(1,444)
34	Euro Stoxx 50 Future	March-20	1,423,174	(3,447)
13	FTSE 100 Index Future	March-20	1,291,461	464
79	FTSE China A50 Future	January-20	1,138,390	19,946
9	FTSE/MIB Index Future	March-20	1,182,498	(10,181)
15	Gasoline RBOB Future (b)	February-20	1,065,015	8,144
23	Gold 100oz Future (b)	February-20	3,503,130	112,080
3	Hang Seng index Future	January-20	544,226	(1,700)
9	HSCEI Future	January-20	647,469	4,549
12	IBEX 35 Index Future	January-20	1,283,463	(11,037)
16	KOSPI Index Future	March-20	1,021,056	55,956
47	Live Cattle Future (b)	February-20	2,367,390	8,670
8	LME Copper (b)	March-20	1,235,000	(5,799)
5	Long Gilt Future	March-20	870,229	(12,900)
15	Low Sulfer Gas Oil Future (b)	February-20	920,625	(7,250)
107	Mexican Peso Future	March-20	2,802,865	54,905
182	Mini BoveSpa Future	February-20	1,049,209	25,306
18	MSCI EAFE Future	March-20	1,832,850	5,635
22	MSCI Emerging Markets Future	March-20	1,232,220	11,425
46	MSCI Sing Index Future	January-20	1,270,888	(1,188)
34	MSCI Taiwan Index Future	January-20	1,562,640	(1,860)
9	Nasdaq 100 E-Mini Future	March-20	1,575,405	22,957
1	New Zealand Future	March-20	67,500	160
12	Nikkei 225 (SGX)	March-20	1,290,545	3,169
10	NY Harbor ULSD Future (b)	February-20	849,576	(7,539)
66	OMXS30 Index Future	January-20	1,246,703	(17,882)

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

				Unrealized
			Notional Value at	Appreciation/
Contracts	Long Futures Contracts (Continued) - 1.8%	Expiration	December 31, 2019	(Depreciation)
9	Palladium Future (b)	March-20	1,718,370	$128,850
31	Platinum Future (b)	April-20	1,515,590	71,140
153	Russia Trading System Index Future	March-20	474,239	11,827
7	S&P Mid 400 E-Mini Future	March-20	1,445,360	13,070
12	S&P/TSX 60 Index Future	March-20	1,873,730	(5,278)
12	S&P 500 E-Mini Future	March-20	1,938,660	18,153
61	SGX Nifty 50 Future	January-20	1,493,890	(6,663)
71	Short-Euro BTP Future	March-20	8,960,396	22,513
19	Silver Future (b)	March-20	1,702,495	70,905
48	Soybean Oil Future (b)	March-20	1,001,376	25,716
13	SPI 200 Future Indes	March-20	1,508,514	(41,886)
69	Stoxx Europe Future	March-20	1,602,493	650
8	Topix Index Future	March-20	1,266,897	1,420
4	US 2 Year Note Future	March-20	862,000	(750)
11	US 5 Year Note Future	March-20	1,304,703	(5,789)
7	US 10 Year Note Future	March-20	898,953	(9,281)
9	US 10 Year Ultra Future	March-20	1,266,328	(19,375)
7	US Long Bond Future	March-20	1,091,344	(27,726)
4	US Ultra Bond Future	March-20	726,625	(24,875)
49	Wheat Future (b)	March-20	1,368,938	64,825
14	WTI Crude Future (b)	February-20	854,840	2,690
				$462,199

				Unrealized
			Notional Value at	Appreciation/
Contracts	Short Futures Contracts - (1.1)%	Expiration	December 31, 2019	(Depreciation)
(8)	3MO Euro Euribor Future	December-20	(2,253,196)	$98
(12)	AUD/USD Currecny Future	March-20	(844,560)	(21,060)
(17)	Bank Accept Future	December-20	(3,213,023)	(880)
(6)	Canadian 10Y Bond Future	March-20	(636,113)	3,456
(47)	Canola Future (b)	March-20	(346,570)	(7,546)
(14)	CHF Currency Future	March-20	(1,820,000)	(31,850)
(23)	Coffee Robusta Future (b)	March-20	(317,860)	5,430
(146)	Corn Future (b)	March-20	(2,830,575)	(64,100)
(10)	Cotton Future (b)	March-20	(345,250)	(14,740)
(12)	Euro CHF 3 Month Future	September-20	(3,120,050)	1,399
(20)	Euro FX Currency Future	March-20	(2,820,500)	(29,725)
(11)	Euro BOBL Future	March-20	(1,649,998)	6,249
(124)	Euro Schatz Future	March-20	(15,576,067)	6,650
(13)	FTSE KLCI Index Future	January-20	(253,453)	3,319
(4)	FTSE/JSE Top 40 Future	March-20	(146,916)	1,635
(4)	JPN 10Y Bond (OSE) Future	March-20	(5,601,288)	1,828
(28)	JPN Yen Curency Future	March-20	(3,235,925)	4,366
(34)	KC HRW Wheat Future (b)	March-20	(826,200)	(90,050)
(8)	Korea 3YR Bond Future	March-20	(764,685)	(1,290)
(1)	Korea 10 YR Bond Future	March-20	(112,655)	455
(39)	Lean Hogs Future (b)	February-20	(1,114,230)	(6,740)
(8)	LME Lead Future (b)	March-20	(385,700)	(8,400)
(39)	LME PRI Aluminum Future (b)	March-20	(1,764,750)	(43,631)
(21)	LME Zinc Future (b)	March-20	(1,194,244)	(9,247)
(130)	Natural Gas Future (b)	February-20	(2,845,700)	84,790
(147)	Set50 Future	March-20	(1,047,176)	(166)
(39)	Soybean Future (b)	March-20	(1,863,225)	(35,100)
(41)	Soybean Meal Future (b)	March-20	(1,249,270)	6,880
(39)	Sugar #11 (World) Future (b)	March-20	(586,186)	(39,782)
(4)	White Sugar (ICE) Future (b)	March-20	(71,840)	(3,400)
(27)	WIG20 Index Future	March-20	(307,691)	(2,676)
				$(283,828)

TOTAL UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$178,371

(b)	All or a portion of these investments is a holding of the consolidated AGSAT Fund Limited.

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Schedule of Forward Foreign Currency Contracts

			Currency Amount	Cost of U.S. Dollar		Unrealized Appreciation/
Foreign Currency	Settlement Date	Counterparty	Purchased	Sold	U.S. $ Value	(Depreciation)
To Buy:
Brazilian Real	1/3/2020	BAML	19,680,509	4,829,651	4,892,363	$62,712
Brazilian Real	2/4/2020	BAML	3,000,684	739,358	745,134	5,776
Australian Dollar	3/18/2020	BAML	746,000	516,478	525,371	8,893
British Pound	3/18/2020	BAML	129,000	169,926	171,248	1,322
Canadian Dollar	3/18/2020	BAML	47,733	36,000	36,819	819
Chilean Peso	3/18/2020	BAML	943,646,397	1,256,394	1,255,936	(458)
Czech Koruna	3/18/2020	BAML	33,804,702	1,478,494	1,493,362	14,868
Euro	3/18/2020	BAML	603,000	677,219	680,071	2,852
Hong Kong Dollar	3/18/2020	BAML	2,993,376	382,330	383,931	1,601
Hungary Forint	3/18/2020	BAML	284,409,773	964,320	969,008	4,688
Indian Rupee	3/18/2020	BAML	168,044,576	2,343,560	2,336,008	(7,552)
Israeli Shekel	3/18/2020	BAML	13,942,624	4,039,518	4,053,202	13,684
Japanese Yen	3/18/2020	BAML	11,785,763	109,139	108,917	(222)
Norwegian Krone	3/18/2020	BAML	20,292,858	2,275,556	2,309,867	34,311
Philippine Peso	3/18/2020	BAML	161,634,017	3,173,826	3,183,496	9,670
Polish Zloty	3/18/2020	BAML	6,342,213	1,656,409	1,674,904	18,495
Russian Ruble	3/18/2020	BAML	407,849,900	6,328,403	6,506,957	178,554
Singapore Dollar	3/18/2020	BAML	7,463,554	5,504,381	5,554,592	50,211
South African Rand	3/18/2020	BAML	39,415,149	2,683,498	2,790,848	107,350
South Korean Won	3/18/2020	BAML	2,790,504,244	2,405,620	2,417,486	11,866
Swedish Krona	3/18/2020	BAML	23,944,783	2,559,894	2,567,247	7,353
Taiwan Dollar	3/18/2020	BAML	76,968,881	2,573,638	2,576,928	3,290
Turkish Lira New	3/18/2020	BAML	28,924,942	4,864,429	4,769,524	(94,905)
						$435,178

			Currency Amount	Cost of U.S. Dollar		Unrealized Appreciation/
Foreign Currency	Settlement Date	Counterparty	Purchased	Sold	U.S. $ Value	(Depreciation)
To Sell:
Brazilian Real	1/3/2020	BAML	(19,680,510)	(4,617,549)	(4,892,363)	$(274,814)
Brazilian Real	2/4/2020	BAML	(12,180,091)	(2,984,565)	(3,024,576)	(40,011)
Australian Dollar	3/18/2020	BAML	(1,487,000)	(1,020,390)	(1,047,221)	(26,831)
British Pound	3/18/2020	BAML	(293,000)	(392,523)	(388,961)	3,562
Canadian Dollar	3/18/2020	BAML	(66,961)	(50,529)	(51,651)	(1,122)
Chilean Peso	3/18/2020	BAML	(2,229,135,412)	(2,895,598)	(2,966,841)	(71,243)
Czech Koruna	3/18/2020	BAML	(66,122,756)	(2,875,832)	(2,921,048)	(45,216)
Euro	3/18/2020	BAML	(2,105,000)	(2,347,933)	(2,374,046)	(26,113)
Hong Kong Dollar	3/18/2020	BAML	(3,370,610)	(432,000)	(432,315)	(315)
Hungary Forint	3/18/2020	BAML	(1,046,091,981)	(3,513,826)	(3,564,124)	(50,298)
Indian Rupee	3/18/2020	BAML	(3,877,784)	(53,736)	(53,905)	(169)
Israeli Shekel	3/18/2020	BAML	(36,790)	(10,656)	(10,695)	(39)
Japanese Yen	3/18/2020	BAML	(29,384,576)	(270,000)	(271,554)	(1,554)
Norwegian Krone	3/18/2020	BAML	(34,584,078)	(3,784,187)	(3,936,587)	(152,400)
Polish Zloty	3/18/2020	BAML	(9,699,539)	(2,509,247)	(2,561,533)	(52,286)
Singapore Dollar	3/18/2020	BAML	(364,967)	(270,129)	(271,619)	(1,490)
South African Rand	3/18/2020	BAML	(11,591,001)	(786,096)	(820,717)	(34,621)
South Korean Won	3/18/2020	BAML	(3,262,032,472)	(2,749,432)	(2,825,984)	(76,552)
Swedish Krona	3/18/2020	BAML	(27,936,071)	(2,953,808)	(2,995,175)	(41,367)
Taiwan Dollar	3/18/2020	BAML	(17,017,625)	(563,061)	(569,752)	(6,691)
Turkish Lira New	3/18/2020	BAML	(9,801,135)	(1,614,353)	(1,616,140)	(1,787)
Philippine Peso	3/18/2020	BAML	(634,769)	(12,473)	(12,502)	(29)
Russian Ruble	3/18/2020	BAML	(115,236,770)	(1,837,217)	(1,838,523)	(1,306)
						$(902,692)

Net unrealized depreciation on forward foreign currency contracts						$(467,514)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Value
TOTAL INVESTMENTS - 0%	$—
OTHER ASSETS LESS LIABILITIES - 100.0%	61,043,707
TOTAL NET ASSETS - 100.0%	$61,043,707

				Unrealized
			Notional Value at	Appreciation/
Contracts	Long Futures Contracts	Expiration	December 31, 2019	(Depreciation)
3	1 Month SOFR Future	January-20	1,230,661	$385
1	3MO Euro EURIBOR	December-22	280,990	(223)
3	3MO Euro EURIBOR	December-20	844,948	(334)
6	3MO Euro EURIBOR	September-20	1,690,065	(2,332)
3	3MO Euro EURIBOR	September-21	844,443	(1,067)
2	90 - Day Bank Bill	December-20	1,402,926	(712)
44	90 - Day Bank Bill	September-20	30,868,165	(7,980)
16	90 - Day EURO$ Future	June-20	3,932,400	(3,175)
13	90 - Day EURO$ Future	December-20	3,197,350	(4,187)
25	90 - Day EURO$ Future	March-21	6,152,500	(8,313)
3	90 - Day EURO$ Future	December-21	737,963	(900)
3	90 - Day EURO$ Future	March-22	737,888	(1,050)
4	90 - Day EURO$ Future	December-22	982,850	(325)
2	90 - Day EURO$ Future	December-23	490,875	(238)
64	90 - Day Sterling Future	December-20	10,523,297	(5,120)
16	Amsterdam Index Future	January-20	2,171,832	(11,878)
3	AUD/USD Future	March-20	211,140	1,310
43	Australian 3Y Bond Future	March-20	3,476,503	(21,235)
20	Australian 10Y Bond Future	March-20	2,009,850	(34,113)
54	BIST 30 Future	February-20	128,217	436
8	BP Currency Future	March-20	664,600	4,300
24	Brent Crude Future (a)	March-20	1,584,000	17,300
2	Brent Crude Future (a)	April-20	130,580	5,560
1	Brent Crude Future (a)	May-20	64,680	440
1	Brent Crude Future (a)	December-20	61,220	260
1	Brent Financial Future (a)	March-20	66,000	(610)
17	C$ Currency Future	March-20	1,310,445	14,055
24	CAC40 10 Euro Future	January-20	1,608,319	2,950
8	Canadian 10YR Bond Future	March-20	848,151	(15,319)
19	Canola Future (a)	March-20	140,103	584
2	Cattle Feeder Future (a)	March-20	144,225	(250)
9	CHF Currency Future	March-20	1,170,000	10,863
28	Cocoa Future (a)	March-20	711,200	(1,510)
19	Cocoa Future (a)	March-20	457,847	(7,168)
1	Cocoa Future (a)	May-20	23,581	(1,049)
1	Cocoa Future (a)	July-20	23,355	(336)
19	Coffee ‘C’ Future (a)	March-20	924,113	10,913
1	Coffee ‘C’ Future (a)	May-20	49,463	6,938
1	Coffee Robusta Future (a)	March-20	13,820	(40)
14	Copper Future (a)	March-20	978,950	(8,900)
2	Corn Future (a)	March-20	38,775	(25)
1	Crude Palm Oil Future (a)	February-20	18,739	1,286
10	Crude Palm Oil Future (a)	March-20	186,530	11,864
2	Crude Palm Oil Future (a)	April-20	37,049	3,284
1	Crude Palm Oil Future (a)	May-20	18,250	1,068
8	DAX Index Future	March-20	2,973,841	(1,298)
1	DAX Mini Future	March-20	74,346	32
22	Djia Mini Index Future	March-20	3,135,880	22,760
10	Dollar Index Future	March-20	960,580	(5,730)
6	E-Mini Crude Oil Future (a)	February-20	183,180	143
27	E-Mini Russell 2000 Future	March-20	2,255,310	15,948
1	E-Mini S&P Real Estate Future	March-20	46,925	1,750
1	Euro E-Mini Future	March-20	70,513	263
1	Euro FX Currency Future	March-20	141,025	(62)
25	Euro BOBL Future	March-20	3,749,994	(22,025)
17	Euro BTP Future	March-20	2,718,495	186
10	Euro Bund Future	March-20	1,913,752	(26,946)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

				Unrealized
			Notional Value at	Appreciation/
Contracts	Long Futures Contracts (Continued)	Expiration	December 31, 2019	(Depreciation)
4	Euro BUXL 30Y Gond Future	March-20	890,727	$(21,528)
15	Euro OAT Future	March-20	2,740,642	(35,123)
7	Euro SCHATZ Future	March-20	879,294	(124)
67	Euro Stoxx 50 Future	March-20	2,804,489	(9,924)
22	FTSE 100 Index	March-20	2,185,549	(619)
78	FTSE China A50 Future	January-20	1,123,980	17,296
9	FTSE/MIB Index Future	March-20	1,182,498	(12,123)
18	Gasoline RBOB Future (a)	February-20	1,278,018	517
1	Gasoline RBOB Future (a)	March-20	71,526	(638)
1	Gasoline RBOB Future (a)	May-20	78,985	777
24	Gold 100 OZ Future (a)	February-20	3,655,440	91,900
13	Hang Seng Index	January-20	2,358,313	3,442
26	HSCEI Future	January-20	1,870,466	7,037
11	IBEX 35 Index	January-20	1,176,508	(9,714)
1	ICE ECX Emission (a)	December-20	27,658	(2,118)
2	ICE ECX Emission (a)	December-21	55,811	(2,589)
7	KC HRW Wheat Future (a)	March-20	170,100	9,988
9	KOSPI2 Index Future	March-20	574,344	30,610
31	Live Cattle Future (a)	February-20	1,561,470	6,170
2	Live Cattle Future (a)	April-20	101,740	1,820
2	Live Cattle Future (a)	June-20	95,120	1,190
5	LME Copper Future (a)	March-20	771,875	(1,503)
11	Long Gilt Future	March-20	1,914,504	(20,900)
20	Low SU Gasoil (a)	February-20	1,227,500	(2,275)
2	Low SU Gasoil (a)	March-20	122,250	25
59	Mexican Peso Future	March-20	1,545,505	31,105
4	Mill Wheat Euro Future (a)	March-20	42,374	348
100	Mini BoveSpa Future	February-20	576,488	13,880
3	Mini FTSE/MIB Future	March-20	78,833	(917)
12	Mini H-Shares Future	January-20	172,658	(214)
14	Mini HSI Index Future	January-20	507,944	1,013
2	Mini TPX Future	March-20	31,672	194
14	MSCI EAFE Future	March-20	1,425,550	2,330
25	MSCI Emerging Markets Future	March-20	1,400,250	14,845
29	MSCI Sing IX Future	January-20	801,212	(1,013)
24	MSCI Taiwan Index Future	January-20	1,103,040	(2,460)
17	NASDAQ 100 E-Mini	March-20	2,975,765	23,442
1	Natural Gas Future (a)	February-20	21,890	180
1	New Zealand Future	March-20	67,500	160
35	NIKKEI 225 (Mini)	March-20	761,353	8,272
6	NIKKEI 225 (OSE)	March-20	1,305,176	6,577
16	NIKKEI 225 (SGX)	March-20	1,720,727	(11,379)
19	NY Harb ULSD Future (a)	February-20	1,614,194	722
1	NY Harb ULSD Future (a)	March-20	84,693	(378)
1	NY Harb ULSD Future (a)	December-20	81,879	(55)
4	NYSE Fang Index Future	March-20	624,800	3,925
2	Oat Future (a)	March-20	29,200	(137)
67	OMXS30 Index Future	January-20	1,265,593	(16,820)
6	Palladium Future (a)	March-20	1,145,580	84,720
21	Platinum Future (a)	April-20	1,026,690	44,950
10	Rapeseed Euro Future (a)	February-20	230,955	5,884
4	Rough Rice (CBOT) Future (a)	March-20	106,280	1,840
84	RTS Index Future	March-20	260,366	6,542
9	S&P Mid 400 E-Mini Future	March-20	1,858,320	16,545
9	S&P/TSX 60 Index Future	March-20	1,405,298	(3,540)
25	S&P 500 E-mini Future	March-20	4,038,875	18,938
9	SGX Iron Roe Future (a)	January-20	82,188	102
42	SGX NIFTY 50	January-20	1,028,580	(5,418)
50	Short Euro-BTP Future	March-20	6,310,138	13,677
18	Silver Future (a)	March-20	1,612,890	36,170
3	Soybean Future (a)	March-20	143,325	500
1	Soybean Meal Future (a)	March-20	30,470	(130)
34	Soybean Oil Future (a)	March-20	709,308	16,248

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

				Unrealized
			Notional Value at	Appreciation/
Contracts	Long Futures Contracts (Continued)	Expiration	December 31, 2019	(Depreciation)
13	SPI 200 Future	March-20	1,508,514	$(41,989)
2	Stoxx 50 Future	March-20	75,791	371
1	Stoxx 600 Bank Future	March-20	8,009	(72)
1	Stoxx 600 Institutional Future	March-20	18,083	(35)
1	Stoxx 600 Utility Future	March-20	19,908	(62)
48	Stoxx Europe 600 Future	March-20	1,114,778	1,011
21	Sugar #11 (World) Future (a)	February-20	315,638	986
2	Sugar #11 (World) Future (a)	May-20	30,330	1,299
8	SX5E Dividend Future	December-20	110,813	(302)
16	Topix Index Future	March-20	2,533,793	(6,429)
28	US 2YR Note (CBT)	March-20	6,034,000	1,914
46	US 5YR Note (CBT)	March-20	5,456,031	(12,688)
18	US 10YR Note (CBT)	March-20	2,311,594	(23,305)
15	US 10 Year Ultra Future	March-20	2,110,547	(31,227)
13	US Long Bond (CBT)	March-20	2,026,781	(39,500)
8	US Ultra Bond (CBT)	March-20	1,453,250	(36,437)
36	Wheat Future (a)	March-20	1,005,750	46,875
2	Wheat Future (a)	May-20	56,175	3,112
1	Wheat Future (a)	July-20	28,175	1,275
4	Wheat Future (a)	December-20	115,550	4,713
6	White Sugar (ICE) (a)	March-20	107,760	2,075
22	WTI Crude Oil Future (a)	February-20	1,343,320	21,790
4	WTI Crude Oil Future (a)	February-20	244,240	1,240
2	WTI Crude Oil Future (a)	March-20	121,540	1,690
1	WTI Crude Oil Future (a)	May-20	59,970	930
2	WTI Crude Oil Future (a)	December-20	112,880	3,850
1	XAF Financial Future	March-20	94,775	625
3	XAP Consumer Staples Future	March-20	190,380	660
3	XAY Consumer Discretinary Future	March-20	380,460	(710)
19	Yen Denom Nikkei Future	March-20	2,047,734	(35,798)
				$168,532

				Unrealized
			Notional Value at	Appreciation/
Contracts	Short Futures Contracts	Expiration	December 31, 2019	(Depreciation)
(4)	3MO Euro Euribor Future	March-23	(1,123,511)	$307
(5)	3MO Euro Euribor Future	December-20	(1,408,247)	56
(3)	90 Day Euro Future	March-21	(738,300)	(225)
(2)	90 Day Euro Future	March-24	(490,750)	575
(1)	90 Day Sterling Future	March-21	(164,435)	(58)
(7)	AUD/USD Currency Future	March-20	(492,660)	(12,285)
(11)	Australian 10Y Bond Future	March-20	(1,105,417)	7,458
(9)	Bank Accept Future	December-20	(1,701,012)	(444)
(8)	Bank Accept Future	March-21	(1,511,857)	(207)
(9)	CAC40 10 Euro Future	January-20	(603,120)	2,830
(1)	Canadian 5 YR Bond Future	March-20	(92,763)	299
(3)	Canadian 10 YR Bond Future	March-20	(318,057)	1,448
(26)	Canola Future (WCE) (a)	March-20	(191,719)	(4,138)
(1)	Canola Future (WCE) (a)	May-20	(7,519)	(154)
(8)	CBOE Volatility Index Future	January-20	(117,000)	6,940
(18)	CBOE Volatility Index Future (a)	January-20	(263,250)	5,600
(4)	CBOE Volatility Index Future (a)	February-20	(66,500)	(820)
(8)	CBOE Volatility Index Future (a)	February-20	(133,000)	1,700
(1)	CBOE Volatility Index Future (a)	March-20	(16,925)	1,075
(1)	CBOE Volatility Index Future (a)	April-20	(17,425)	(65)
(8)	CHF Currency Future	March-20	(1,040,000)	(18,200)
(1)	Cocoa Future (a)	May-20	(25,410)	200
(1)	Cocoa Future (a)	March-20	(48,638)	1,875
(1)	Coffee ‘C’ Future (a)	March-20	(24,097)	(513)
(14)	Coffee Robusta Future (a)	March-20	(193,480)	2,510
(1)	Coffee Robusta Future (a)	May-20	(14,000)	240
(1)	Corn Future (a)	December-20	(20,125)	(388)
(1)	Corn Future (a)	July-20	(20,050)	(525)
(111)	Corn Future (a)	March-20	(2,152,013)	(39,025)
(1)	Corn Future (a)	May-20	(19,738)	(538)
(6)	Cotton No.2 Future (a)	March-20	(207,150)	(7,560)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

				Unrealized
			Notional Value at	Appreciation/
Contracts	Short Futures Contracts (Continued)	Expiration	December 31, 2019	(Depreciation)
(1)	Cotton No.2 Future (a)	May-20	(35,090)	$(1,950)
(6)	Dollar Index Future	March-20	(576,348)	3,438
(5)	E-Mini Natural Gas Future (a)	February-20	(27,363)	1,637
(3)	E-Mini S&P Real Estate	March-20	(140,775)	(1,815)
(37)	Euro Bobl Future	March-20	(5,549,992)	5,286
(2)	Euro BTP Future	March-20	(319,823)	(11)
(24)	Euro Bund Future	March-20	(4,593,004)	9,581
(6)	Euro CHF 3 Month Future	September-20	(1,560,025)	763
(2)	Euro E-Mini Future	March-20	(141,025)	(1,219)
(11)	Euro FX Currency Future	March-20	(1,551,275)	(16,349)
(1)	Euro/GBP Future	March-20	(140,556)	(124)
(5)	Euro Oat Future	March-20	(913,547)	2,203
(73)	Euro Schatz Future	March-20	(9,169,782)	3,781
(11)	FTSE KLCI Future	January-20	(214,460)	2,298
(4)	FTSE/JSE Top 40 Future	March-20	(146,916)	2,247
(3)	IBEX 35 Index	January-20	(320,866)	3,525
(2)	Ice EXM Emissions Future (a)	December-20	(55,317)	1,447
(2)	INR/USD Future	January-20	(55,940)	28
(6)	Japan 10Y Bond (OSE) Future	March-20	(8,401,932)	(11,515)
(16)	Japanese Yen Currency Future	March-20	(1,849,100)	2,589
(18)	KC HRW Wheat Future (a)	March-20	(437,400)	(48,500)
(5)	Korea 3YR Bond Future	March-20	(477,928)	(823)
(1)	Korea 10YR Bond Future	March-20	(112,655)	455
(24)	Lean Hogs Future (a)	February-20	(685,680)	(5,600)
(1)	Lean Hogs Future (a)	June-20	(35,770)	(300)
(4)	LME Lead Future (a)	March-20	(192,850)	(4,172)
(22)	LME PRI Aluminum (a)	March-20	(995,500)	(24,613)
(12)	LME Zinc Future (a)	March-20	(682,425)	(4,087)
(7)	Long Gilt Future	March-20	(1,218,321)	(5,248)
(1)	MSCI Sing IX ETS Future	January-20	(27,628)	104
(1)	MSCI Taiwan Index	January-20	(45,960)	300
(1)	Natural Gas Future (a)	April-20	(21,490)	530
(88)	Natural Gas Future (a)	February-20	(1,926,320)	58,870
(3)	Natural Gas Future (a)	March-20	(64,740)	2,390
(13)	NIKKEI 225 (CME)	March-20	(1,524,575)	33,875
(80)	Set50 Future	March-20	(569,892)	98
(2)	SGX Nifty 50	January-20	(48,980)	278
(1)	Soybean Future (a)	July-20	(48,988)	(762)
(22)	Soybean Future (a)	March-20	(1,051,050)	(19,700)
(2)	Soybean Future (a)	May-20	(96,875)	(850)
(5)	Soybean Future (a)	November-20	(244,688)	(1,812)
(28)	Soybean Meal Future (a)	March-20	(853,160)	3,660
(4)	Soybean Meal Future (a)	May-20	(123,400)	(850)
(1)	Soybean Oil Future (a)	March-20	(20,862)	72
(1)	Sugar #11 (World) Future (a)	July-20	(15,299)	(179)
(30)	Sugar #11 (World) Future (a)	March-20	(450,912)	(23,486)
(1)	Swiss Fed Bond Future	March-20	(162,070)	62
(1)	US 2Y Future	March-20	(215,500)	(164)
(36)	US 10Y Note Future	March-20	(4,623,188)	(1,766)
(2)	Vstoxx Future (a)	February-20	(3,412)	(145)
(5)	Vstoxx Future (a)	January-20	(8,054)	(409)
(2)	White Sugar (ICE) (a)	March-20	(35,920)	(1,690)
(1)	White Sugar (ICE) (a)	May-20	(18,230)	(1,345)
(15)	WIG20 Index Future	March-20	(170,940)	(1,521)
(1)	WTI Crude Future (a)	December-20	(56,440)	310
(1)	WTI Crude Future (a)	February-20	(61,060)	320
(2)	XAB Materials Future	March-20	(130,280)	(1,620)
(1)	XAE Energy Future	March-20	(62,290)	(60)
(2)	XAK Technology Future	March-20	(184,760)	(180)
(1)	XAU Utilities Future	March-20	(65,270)	(210)
				$(94,960)

TOTAL UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$73,572

(a)	All or a portion of these investments is a holding of the consolidated AMFS Fund Limited.

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Schedule of Forward Foreign Currency Contracts

						Unrealized
	Settlement		Currency Amount			Appreciation/
Foreign Currency	Date	Counterparty	Purchased	Cost of USD Sold	U.S. $ Value	(Depreciation)
To Buy:
Australian Dollar	1/2/2020	BAML	160,632	$112,399	$112,917	$518
British Pound	1/2/2020	BAML	165,950	217,666	219,842	2,176
Canadian Dollar	1/2/2020	BAML	400,000	308,288	308,465	177
Chilean Peso	1/2/2020	BAML	81,565,271	100,000	108,471	8,471
Chinese Yen	1/2/2020	BAML	3,343,490	479,124	480,034	910
Euro	1/2/2020	BAML	1,120,000	1,254,369	1,257,203	2,834
Mexican Peso	1/2/2020	BAML	1,540,000	81,569	81,548	(21)
Norwegian Krone	1/2/2020	BAML	12,204,342	1,385,370	1,388,861	3,491
Polish Zloty	1/2/2020	BAML	290,000	76,348	76,572	224
South African Rand	1/2/2020	BAML	1,600,000	113,470	114,421	951
Swedish Krona	1/2/2020	BAML	50,000	5,352	5,341	(11)
Taiwan Dollar	1/2/2020	BAML	21,314,846	701,850	711,040	9,190
Brazilian Real	1/3/2020	BAML	450,000	339,799	339,879	32,233
British Pound	1/3/2020	BAML	10,784,092	2,648,577	2,680,810	217
Chilean Peso	1/3/2020	BAML	89,050	117,752	117,969	6,617
New Zealand Dollar	1/3/2020	BAML	80,631,613	100,613	107,230	294
South African Rand	1/3/2020	BAML	140,000	94,160	94,454	2,064
Swedish Krona	1/3/2020	BAML	9,817,303	700,000	702,064	(474)
Swiss Franc	1/3/2020	BAML	1,180,000	126,527	126,053	19
Chilean Peso	1/6/2020	BAML	156,056,887	200,000	207,544	7,544
Japanese Yen	1/6/2020	BAML	131,500,000	1,201,206	1,210,237	9,031
New Zealand Dollar	1/6/2020	BAML	100,000	67,420	67,468	48
Taiwan Dollar	1/6/2020	BAML	6,070,400	200,000	202,532	2,532
Japanese Yen	1/7/2020	BAML	265,038,082	2,431,739	2,439,368	7,629
Chilean Peso	1/9/2020	BAML	78,390,888	100,000	104,257	4,257
Taiwan Dollar	1/10/2020	BAML	3,036,000	100,000	101,313	1,313
Colombian Peso	1/13/2020	BAML	334,345,000	100,000	101,851	1,851
Indian Rupee	1/13/2020	BAML	113,792,000	1,600,000	1,592,544	(7,456)
South Korean Won	1/13/2020	BAML	1,626,296,000	1,400,000	1,406,608	6,608
Taiwan Dollar	1/13/2020	BAML	6,016,800	200,000	200,814	814
Australian Dollar	1/15/2020	BAML	2,710,000	1,870,384	1,905,582	35,198
Brazilian Real	1/15/2020	BAML	3,240,000	792,644	805,136	12,492
British Pound	1/15/2020	BAML	2,563,450	3,380,711	3,397,158	16,447
Canadian Dollar	1/15/2020	BAML	5,020,000	3,820,632	3,871,467	50,835
Chinese Yen	1/15/2020	BAML	9,790,511	1,400,000	1,405,304	5,304
Euro	1/15/2020	BAML	4,370,000	4,887,541	4,909,140	21,599
Israeli Shekel	1/15/2020	BAML	2,434,172	700,000	705,165	5,165
Japanese Yen	1/15/2020	BAML	657,290,861	6,029,866	6,052,388	22,522
Mexican Peso	1/15/2020	BAML	52,040,000	2,737,391	2,750,545	13,154
New Zealand Dollar	1/15/2020	BAML	1,380,000	908,776	931,184	22,408
Norwegian Krone	1/15/2020	BAML	23,257,163	2,589,244	2,646,829	57,585
Polish Zloty	1/15/2020	BAML	3,722,362	958,619	982,893	24,274
Russian Ruble	1/15/2020	BAML	285,253,550	4,533,073	4,585,572	52,499
Singapore Dollar	1/15/2020	BAML	406,591	300,000	302,404	2,404
South African Rand	1/15/2020	BAML	6,920,780	474,631	494,111	19,480
Swedish Krona	1/15/2020	BAML	20,501,486	2,170,144	2,191,410	21,266
Swiss Franc	1/15/2020	BAML	3,030,000	3,090,849	3,131,750	40,901
Turkish Lira New	1/15/2020	BAML	2,423,330	409,680	405,919	(3,761)
Taiwan Dollar	1/16/2020	BAML	12,083,332	400,000	403,351	3,351
Indian Rupee	1/17/2020	BAML	7,085,113	100,000	99,116	(884)
South Korean Won	1/17/2020	BAML	1,638,535,498	1,400,000	1,417,325	17,325
Indian Rupee	1/21/2020	BAML	121,564,768	1,700,000	1,699,898	(102)
South Korean Won	1/21/2020	BAML	1,161,490,000	1,000,000	1,004,775	4,775
Taiwan Dollar	1/21/2020	BAML	15,018,387	500,000	501,448	1,448
Taiwan Dollar	1/30/2020	BAML	21,007,480	700,000	701,735	1,735
Brazilian Real	2/4/2020	BAML	1,648,611	406,212	409,385	3,173

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

						Unrealized
	Settlement		Currency Amount			Appreciation/
Foreign Currency	Date	Counterparty	Purchased	Cost of USD Sold	U.S. $ Value	(Depreciation)
To Buy (Continued):
Australian Dollar	3/18/2020	BAML	136,000	$93,961	$95,778	$1,817
British Pound	3/18/2020	BAML	82,000	108,013	108,856	843
Canadian Dollar	3/18/2020	BAML	27,844	21,000	21,478	478
Chilean Peso	3/18/2020	BAML	519,774,665	691,425	691,789	364
Czech Koruna	3/18/2020	BAML	18,549,298	811,297	819,437	8,140
Euro	3/18/2020	BAML	71,000	79,242	80,075	833
Hong Kong Dollar	3/18/2020	BAML	1,690,694	215,946	216,849	903
Hungary Forint	3/18/2020	BAML	156,522,227	530,614	533,285	2,671
Indian Rupee	3/18/2020	BAML	92,108,822	1,284,370	1,280,416	(3,954)
Israeli Shekel	3/18/2020	BAML	7,646,602	2,215,372	2,222,913	7,541
Japanese Yen	3/18/2020	BAML	4,666,172	43,279	43,122	(157)
Norwegian Krone	3/18/2020	BAML	11,147,384	1,250,045	1,268,867	18,822
Philippine Peso	3/18/2020	BAML	88,595,779	1,739,470	1,744,955	5,485
Polish Zloty	3/18/2020	BAML	3,488,209	911,068	921,194	10,126
Russian Ruble	3/18/2020	BAML	223,719,881	3,471,472	3,569,293	97,821
Singapore Dollar	3/18/2020	BAML	4,080,341	3,009,256	3,036,709	27,453
South African Rand	3/18/2020	BAML	21,572,683	1,468,861	1,527,485	58,624
South Korean Won	3/18/2020	BAML	1,505,849,998	1,298,672	1,304,558	5,886
Swedish Krona	3/18/2020	BAML	13,211,486	1,412,359	1,416,473	4,114
Taiwan Dollar	3/18/2020	BAML	42,177,750	1,410,304	1,412,116	1,812
Turkish Lira New	3/18/2020	BAML	15,793,932	2,656,119	2,604,309	(51,810)
						752,456

						Unrealized
	Settlement		Currency Amount			Appreciation/
Foreign Currency	Date	Counterparty	Purchased	Cost of USD Sold	U.S. $ Value	(Depreciation)
To Sell:
Australian Dollar	1/2/2020	BAML	(160,000)	$(111,921)	$(112,475)	$(554)
British Pound	1/2/2020	BAML	(165,950)	(217,747)	(219,849)	(2,102)
Canadian Dollar	1/2/2020	BAML	(200,000)	(154,022)	(154,231)	(209)
Chilean Peso	1/2/2020	BAML	(81,565,271)	(101,803)	(108,472)	(6,669)
Chinese Yen	1/2/2020	BAML	(3,343,490)	(479,386)	(480,032)	(646)
Euro	1/2/2020	BAML	(1,120,000)	(1,255,049)	(1,257,200)	(2,151)
Mexican Peso	1/2/2020	BAML	(1,540,000)	(81,405)	(81,550)	(145)
Norwegian Krone	1/2/2020	BAML	(12,204,342)	(1,386,552)	(1,388,859)	(2,307)
Polish Zloty	1/2/2020	BAML	(290,000)	(76,239)	(76,572)	(333)
South African Rand	1/2/2020	BAML	(1,600,000)	(113,975)	(114,422)	(447)
Swedish Krona	1/2/2020	BAML	(50,000)	(5,317)	(5,341)	(24)
Taiwan Dollar	1/2/2020	BAML	(21,314,846)	(700,505)	(711,041)	(10,536)
Australian Dollar	1/3/2020	BAML	(100,000)	(70,119)	(70,295)	(176)
Brazilian Real	1/3/2020	BAML	(10,784,092)	(2,529,876)	(2,680,810)	(150,934)
Chilean Peso	1/3/2020	BAML	(80,631,613)	(100,000)	(107,230)	(7,230)
Euro	1/3/2020	BAML	(375,000)	(421,106)	(420,945)	161
New Zealand Dollar	1/3/2020	BAML	(140,000)	(94,101)	(94,458)	(357)
Swedish Krona	1/3/2020	BAML	(1,180,000)	(126,653)	(126,054)	599
Swiss Franc	1/3/2020	BAML	(155,000)	(159,877)	(160,066)	(189)
Chilean Peso	1/6/2020	BAML	(160,436,000)	(200,000)	(213,368)	(13,368)
Japanese Yen	1/6/2020	BAML	(131,500,000)	(1,204,248)	(1,210,238)	(5,990)
Swiss Franc	1/6/2020	BAML	(250,000)	(258,791)	(258,227)	564
Taiwan Dollar	1/6/2020	BAML	(6,089,914)	(200,000)	(203,183)	(3,183)
Japanese Yen	1/7/2020	BAML	(90,038,082)	(828,153)	(828,699)	(546)
Chilean Peso	1/9/2020	BAML	(77,811,000)	(100,000)	(103,486)	(3,486)
Russian Ruble	1/10/2020	BAML	(6,201,260)	(100,000)	(99,752)	248
Taiwan Dollar	1/10/2020	BAML	(3,046,384)	(100,000)	(101,660)	(1,660)
Colombian Peso	1/13/2020	BAML	(343,555,510)	(100,000)	(104,656)	(4,656)
Indian Rupee	1/13/2020	BAML	(113,881,600)	(1,600,000)	(1,593,797)	6,203
South Korean Won	1/13/2020	BAML	(1,666,527,395)	(1,400,000)	(1,441,403)	(41,403)
Taiwan Dollar	1/13/2020	BAML	(6,070,300)	(200,000)	(202,600)	(2,600)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

						Unrealized
	Settlement		Currency Amount			Appreciation/
Foreign Currency	Date	Counterparty	Purchased	Cost of USD Sold	U.S. $ Value	(Depreciation)
To Sell (Continued):
Australian Dollar	1/15/2020	BAML	(2,860,000)	$(1,963,070)	$(2,011,057)	$(47,987)
Brazilian Real	1/15/2020	BAML	(5,550,000)	(1,318,835)	(1,379,129)	(60,294)
British Pound	1/15/2020	BAML	(2,315,000)	(3,035,559)	(3,067,904)	(32,345)
Canadian Dollar	1/15/2020	BAML	(4,320,000)	(3,280,072)	(3,331,620)	(51,548)
Chinese Yen	1/15/2020	BAML	(13,310,628)	(1,900,000)	(1,910,573)	(10,573)
Euro	1/15/2020	BAML	(3,375,000)	(3,761,863)	(3,791,384)	(29,521)
Hungary Forint	1/15/2020	BAML	(295,196,400)	(1,000,000)	(1,002,572)	(2,572)
Japanese Yen	1/15/2020	BAML	(563,790,861)	(5,161,352)	(5,191,433)	(30,081)
Mexican Peso	1/15/2020	BAML	(30,300,000)	(1,576,837)	(1,601,489)	(24,652)
New Zealand Dollar	1/15/2020	BAML	(3,260,000)	(2,134,944)	(2,199,755)	(64,811)
Norwegian Krone	1/15/2020	BAML	(34,114,712)	(3,813,641)	(3,882,492)	(68,851)
Polish Zloty	1/15/2020	BAML	(6,640,997)	(1,730,503)	(1,753,561)	(23,058)
Russian Ruble	1/15/2020	BAML	(154,901,960)	(2,454,325)	(2,490,108)	(35,783)
South African Rand	1/15/2020	BAML	(17,790,684)	(1,225,978)	(1,270,174)	(44,196)
Swedish Krona	1/15/2020	BAML	(29,294,009)	(3,101,626)	(3,131,246)	(29,620)
Swiss Franc	1/15/2020	BAML	(1,455,000)	(1,473,890)	(1,503,859)	(29,969)
Turkish Lira New	1/15/2020	BAML	(8,968,487)	(1,518,842)	(1,502,265)	16,577
Taiwan Dollar	1/16/2020	BAML	(12,029,000)	(400,000)	(401,535)	(1,535)
Indian Rupee	1/17/2020	BAML	(7,099,012)	(100,000)	(99,311)	689
South Korean Won	1/17/2020	BAML	(1,626,394,000)	(1,400,000)	(1,406,823)	(6,823)
Colombian Peso	1/21/2020	BAML	(334,471,000)	(100,000)	(101,859)	(1,859)
Indian Rupee	1/21/2020	BAML	(121,009,812)	(1,700,000)	(1,692,138)	7,862
South Korean Won	1/21/2020	BAML	(1,171,858,519)	(1,000,000)	(1,013,746)	(13,746)
Taiwan Dollar	1/21/2020	BAML	(15,025,029)	(500,000)	(501,670)	(1,670)
South Korean Won	1/28/2020	BAML	(1,161,520,000)	(1,000,000)	(1,004,963)	(4,963)
Taiwan Dollar	1/30/2020	BAML	(3,002,700)	(100,000)	(100,302)	(302)
Indian Rupee	2/3/2020	BAML	(114,609,280)	(1,600,000)	(1,600,467)	(467)
Brazilian Real	2/4/2020	BAML	(6,675,900)	(1,635,837)	(1,657,769)	(21,932)
Australian Dollar	3/18/2020	BAML	(853,000)	(585,338)	(600,726)	(15,388)
British Pound	3/18/2020	BAML	(172,000)	(230,455)	(228,332)	2,123
Canadian Dollar	3/18/2020	BAML	(8,436)	(6,366)	(6,507)	(141)
Chilean Peso	3/18/2020	BAML	(1,223,930,016)	(1,589,883)	(1,628,975)	(39,092)
Czech Koruna	3/18/2020	BAML	(36,255,889)	(1,576,852)	(1,601,645)	(24,793)
Euro	3/18/2020	BAML	(1,175,000)	(1,310,789)	(1,325,179)	(14,390)
Hong Kong Dollar	3/18/2020	BAML	(1,817,900)	(233,000)	(233,164)	(164)
Hungary Forint	3/18/2020	BAML	(573,830,834)	(1,927,504)	(1,955,091)	(27,587)
Indian Rupee	3/18/2020	BAML	(2,164,143)	(29,953)	(30,084)	(131)
Israeli Shekel	3/18/2020	BAML	(27,814)	(8,039)	(8,086)	(47)
Japanese Yen	3/18/2020	BAML	(4,351,564)	(40,000)	(40,214)	(214)
Norwegian Krone	3/18/2020	BAML	(18,977,343)	(2,076,494)	(2,160,125)	(83,631)
Polish Zloty	3/18/2020	BAML	(5,326,369)	(1,377,932)	(1,406,632)	(28,700)
Russian Ruble	3/18/2020	BAML	(63,398,626)	(1,010,717)	(1,011,482)	(765)
Singapore Dollar	3/18/2020	BAML	(190,483)	(140,974)	(141,763)	(789)
South African Rand	3/18/2020	BAML	(6,303,743)	(427,496)	(446,345)	(18,849)
South Korean Won	3/18/2020	BAML	(1,745,818,284)	(1,471,456)	(1,512,447)	(40,991)
Swedish Krona	3/18/2020	BAML	(15,407,088)	(1,629,257)	(1,651,876)	(22,619)
Taiwan Dollar	3/18/2020	BAML	(9,331,212)	(308,741)	(312,410)	(3,669)
Turkish Lira New	3/18/2020	BAML	(5,351,837)	(881,691)	(882,480)	(789)
Philippine Peso	3/18/2020	BAML	(386,836)	(7,598)	(7,619)	(21)
						(1,188,803)

								Unrealized
		Settlement		Currency Amount	Currency Amount	Market Value	Market Value	Appreciation/
Foreign Currency		Date	Counterparty	Purchased Buy	Purchased Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
Australian Dollar	British Pound	1/2/2020	BAML	234,085	$(125,000)	$164,550	$(165,594)	$(1,044)
British Pound	Australian Dollar	1/2/2020	BAML	125,000	(234,717)	165,594	(164,994)	600

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

								Unrealized
		Settlement		Currency Amount	Currency Amount	Market Value	Market Value	Appreciation/
Foreign Currency		Date	Counterparty	Purchased Buy	Purchased Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
British Pound	Australian Dollar	1/3/2020	BAML	125,000	$(235,938)	$165,594	$(165,853)	$(259)
British Pound	Euro	1/3/2020	BAML	169,236	(200,000)	224,196	(224,500)	(304)
Canadian Dollar	Euro	1/3/2020	BAML	181,844	(125,000)	140,230	(140,313)	(82)
Euro	British Pound	1/3/2020	BAML	100,000	(84,862)	112,250	(112,421)	(170)
Euro	Japanese Yen	1/6/2020	BAML	100,000	(12,222,324)	112,271	(112,487)	(215)
Japanese Yen	Euro	1/6/2020	BAML	12,219,080	(100,000)	112,456	(112,272)	184
Australian Dollar	Japanese Yen	1/7/2020	BAML	200,000	(15,249,197)	140,605	(140,351)	253
Canadian Dollar	Japanese Yen	1/7/2020	BAML	200,000	(16,688,745)	154,235	(153,601)	634
Euro	Japanese Yen	1/7/2020	BAML	200,000	(24,389,300)	224,558	(224,476)	83
Japanese Yen	Canadian Dollar	1/7/2020	BAML	16,680,940	(200,000)	153,528	(154,235)	(706)
Japanese Yen	Euro	1/7/2020	BAML	73,272,623	(600,000)	674,391	(673,678)	718
New Zealand Dollar	Japanese Yen	1/7/2020	BAML	200,000	(14,658,357)	134,938	(134,914)	24
Swiss Franc	Japanese Yen	1/7/2020	BAML	1,250,000	(140,448,002)	1,291,220	(1,292,661)	(1,436)
Australian Dollar	British Pound	1/15/2020	BAML	469,621	(250,000)	330,222	(331,308)	(1,085)
Australian Dollar	Canadian Dollar	1/15/2020	BAML	400,000	(362,792)	281,266	(279,789)	1,478
Australian Dollar	Euro	1/15/2020	BAML	606,017	(375,000)	426,130	(421,265)	4,866
Australian Dollar	Japanese Yen	1/15/2020	BAML	800,000	(60,331,860)	562,533	(555,541)	6,993
Australian Dollar	New Zealand Dollar	1/15/2020	BAML	200,000	(209,247)	140,633	(141,194)	(561)
British Pound	Australian Dollar	1/15/2020	BAML	1,000,000	(1,942,181)	1,325,229	(1,365,679)	(40,450)
British Pound	Euro	1/15/2020	BAML	1,087,976	(1,300,000)	1,441,816	(1,460,385)	(18,571)
British Pound	Japanese Yen	1/15/2020	BAML	375,000	(54,556,125)	496,961	(502,358)	(5,397)
British Pound	Swiss Franc	1/15/2020	BAML	125,000	(164,660)	165,654	(170,189)	(4,535)
Canadian Dollar	Australian Dollar	1/15/2020	BAML	2,170,690	(2,400,000)	1,674,055	(1,687,600)	(13,546)
Canadian Dollar	Euro	1/15/2020	BAML	2,017,927	(1,375,000)	1,556,242	(1,544,638)	11,604
Canadian Dollar	Japanese Yen	1/15/2020	BAML	800,000	(66,622,160)	616,967	(613,462)	3,504
Euro	Australian Dollar	1/15/2020	BAML	1,125,000	(1,827,093)	1,263,795	(1,284,752)	(20,956)
Euro	British Pound	1/15/2020	BAML	300,000	(256,176)	337,012	(339,493)	(2,481)
Euro	Canadian Dollar	1/15/2020	BAML	125,000	(183,062)	140,422	(141,179)	(758)
Euro	Japanese Yen	1/15/2020	BAML	402,438	(49,090,728)	452,088	(452,032)	56
Euro	Norwegian Krone	1/15/2020	BAML	1,250,000	(12,586,742)	1,404,217	(1,432,459)	(28,242)
Euro	Polish Zloty	1/15/2020	BAML	100,000	(427,405)	112,337	(112,856)	(519)
Euro	Swedish Krona	1/15/2020	BAML	1,250,000	(13,042,929)	1,404,217	(1,394,163)	10,054
Euro	Hungary Forint	1/15/2020	BAML	300,000	(99,049,020)	337,012	(336,399)	613
Japanese Yen	Australian Dollar	1/15/2020	BAML	104,913,080	(1,400,000)	966,049	(984,433)	(18,385)
Japanese Yen	British Pound	1/15/2020	BAML	35,575,851	(250,000)	327,586	(331,308)	(3,722)
Japanese Yen	Canadian Dollar	1/15/2020	BAML	116,270,620	(1,400,000)	1,070,630	(1,079,693)	(9,062)
Japanese Yen	Euro	1/15/2020	BAML	109,919,377	(902,438)	1,012,147	(1,013,775)	(1,628)
Japanese Yen	New Zealand Dollar	1/15/2020	BAML	86,352,940	(1,200,000)	795,145	(809,725)	(14,580)
Japanese Yen	Swiss Franc	1/15/2020	BAML	222,560,675	(2,000,000)	2,049,358	(2,067,160)	(17,802)
New Zealand Dollar	Australian Dollar	1/15/2020	BAML	2,501,658	(2,400,000)	1,688,047	(1,687,601)	446
New Zealand Dollar	Japanese Yen	1/15/2020	BAML	200,000	(14,615,400)	134,954	(134,580)	374
Norwegian Krone	Euro	1/15/2020	BAML	1,233,743	(125,000)	140,409	(140,422)	(13)
Norwegian Krone	Swedish Krona	1/15/2020	BAML	500,000	(522,053)	56,903	(55,802)	1,101
Swedish Krona	Euro	1/15/2020	BAML	14,388,894	(1,375,000)	1,538,033	(1,544,639)	(6,605)
Swedish Krona	Norwegian Krone	1/15/2020	BAML	11,401,776	(11,000,000)	1,218,739	(1,251,876)	(33,137)
Swiss Franc	British Pound	1/15/2020	BAML	159,522	(125,000)	164,879	(165,654)	(776)
Swiss Franc	Euro	1/15/2020	BAML	1,916,584	(1,750,000)	1,980,943	(1,965,903)	15,040
Swiss Franc	Japanese Yen	1/15/2020	BAML	1,750,000	(195,318,100)	1,808,765	(1,798,506)	10,260
Hungary Forint	Euro	1/15/2020	BAML	33,078,840	(100,000)	112,345	(112,337)	8
Polish Zloty	Euro	1/15/2020	BAML	852,148	(200,000)	225,010	(224,675)	335
								(177,799)

BAML - Bank of America Merrill Lynch				Net unrealized depreciation on forward currency contracts				(614,146)

See accompanying notes to consolidated financial statements.

Altegris Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2019

	Altegris Futures Evolution	Altegris GSA Trend	Altegris Managed Futures
ASSETS	Strategy Fund	Strategy Fund	Strategy Fund
Investment securities:
At cost	$433,676,332	$10,758,535	$—
At value	$435,525,162	$10,759,000	$—
Cash	21,244,278	1,116,435	2,661,731
Foreign cash (Cost: $0, $71,924, and $0, respectively)	—	72,119	—
Segregated cash at custodian	—	8,520,000	49,814,909
Segregated cash at broker	—	5,919,183	12,484,864
Receivable for securities sold	1,299,199	—	—
Receivable for Fund shares sold	1,854,870	2,829	5,257
Interest receivable	1,845,152	—	—
Unrealized appreciation on futures contracts	—	975,081	926,435
Unrealized appreciation on forward foreign currency exchange contracts	—	541,877	925,340
Prepaid expenses and other assets	156,232	21,760	45,028
TOTAL ASSETS	461,924,893	27,928,284	66,863,564

LIABILITIES
Foreign cash due to custodian (Cost: $11,023, $0, and $2,951,901, respectively)	11,023	—	2,985,341
Unrealized depreciation on futures contracts	—	796,710	852,863
Unrealized depreciation on forward foreign currency exchange contracts	—	1,009,391	1,539,486
Payable for Fund shares repurchased	1,344,485	135	329,329
Investment advisory fees payable	494,200	25,954	55,043
Distribution (12b-1) fees payable	40,592	5,070	10,239
Payable to related parties	26,258	3,333	21,983
Accrued expenses and other liabilities	53,407	81,158	25,573
TOTAL LIABILITIES	2,219,465	1,921,751	5,819,857
NET ASSETS	$459,705,428	$26,006,533	$61,043,707

Composition of Net Assets:
Paid in capital	$469,358,164	$27,294,379	$63,229,817
Accumulated earnings/(loss)	(9,652,736)	(1,287,846)	(2,186,110)
NET ASSETS	$459,705,428	$26,006,533	$61,043,707

Altegris Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2019

	Altegris Futures Evolution	Altegris GSA Trend		Altegris Managed Futures
Net Asset Value Per Share:	Strategy Fund	Strategy Fund		Strategy Fund
Class A Shares:
Net Assets	$18,609,567	$9		$30,672,666
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,999,201	1		3,989,794
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$9.31	$7.72	(e)	$7.69
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (c)	$9.88	$8.19		$8.16

Class C Shares:
Net Assets	$14,224,825	$—		$4,486,775
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,527,819	—		608,507
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)(d)	$9.31	$—		$7.37

Class I Shares:
Net Assets	$322,890,332	$3,324,734		$25,452,993
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	34,834,718	428,457		3,262,216
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.27	$7.76		$7.80

Class N Shares:
Net Assets	$103,980,704	$22,681,790		$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	11,176,698	2,938,096		—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.30	$7.72		$—

Class O Shares:
Net Assets	$—	$—		$431,273
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	—	—		56,101
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$—	$—		$7.69

(a)	Purchases of $1 million or more, a contingent deferred sales charge of up to 1.00% may apply to redemptions made within 18 months of purchase.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $25,000 or more, the sales load is reduced.

(d)	A contingent deferred sales charge of up to 1.00% may be applied to shares redeemed within 12 months of purchase.

(e)	NAV does not recalculate due to rounding.

See accompanying notes to consolidated financial statements.

Altegris Funds
STATEMENTS OF OPERATIONS (Unaudited)
December 31, 2019

	Altegris Futures Evolution	Altegris GSA Trend	Altegris Managed Futures
	Strategy Fund	Strategy Fund	Strategy Fund
INVESTMENT INCOME
Dividends	$7,672	$—	$—
Interest	7,411,523	88,440	346,789
TOTAL INVESTMENT INCOME	7,419,195	88,440	346,789

EXPENSES
Advisory fees	3,867,932	196,950	498,078
Distribution (12b-1) fees:
Class A	26,195	—	45,516
Class C	78,768	—	24,462
Class N	124,708	35,375	—
Class O	—	—	605
Administrative services fees	303,623	17,577	19,454
Third party administrative services fees	252,913	2,624	20,336
Transfer agent fees	177,818	18,367	25,556
Registration fees	68,386	25,867	35,315
Printing and postage expenses	50,452	5,169	13,454
Custodian fees	60,424	3,200	16,632
Audit fees	39,001	5,584	22,437
Accounting services fees	30,552	7,165	11,719
Compliance officer fees	45,981	7,906	9,007
Legal fees	12,098	11,081	15,032
Insurance expense	6,055	33	520
Trustees fees and expenses	9,593	9,582	9,572
Other expenses	9,789	1,066	49
TOTAL EXPENSES	5,164,288	347,546	767,744
Less: Fees waived by the Advisor	(580,376)	(71,568)	(149,586)
NET EXPENSES	4,583,912	275,978	618,158

NET INVESTMENT INCOME/(LOSS)	2,835,283	(187,538)	(271,369)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Forward exchange contracts and translations	—	(166,196)	20,865
Futures contracts	—	1,441,605	3,768,582
Investments	1,518,192	—	—
Purchased Options	7,456,808	—	—
Net Realized Gain	8,975,000	1,275,409	3,789,447

Net change in unrealized appreciation/(depreciation) on:
Foreign currency translations	—	21,630	(20,504)
Forward foreign currency exchange contracts	—	152,224	39,003
Futures contracts	—	(945,588)	(1,341,285)
Investments	(964,526)	(4,807)	—
Purchased Options	(830,566)	—	—
Net change in unrealized depreciation on:	(1,794,545)	(776,541)	(1,322,786)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	7,180,455	498,868	2,466,661

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,015,738	$311,330	$2,195,292

See accompanying notes to consolidated financial statements.

Altegris Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Altegris Futures Evolution Strategy Fund
	For the Six Months Ended	For the Year Ended
	December 31, 2019	June 30,
	(Unaudited)	2019

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$2,835,283	$8,540,570
Net realized gain/(loss) on investments, purchased options	8,975,000	(13,350,858)
Net change in unrealized appreciation/(depreciation) on investments, purchased options	(1,794,545)	1,383,777
Net increase/(decrease) in net assets resulting from operations	10,015,738	(3,426,511)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class A	(134,840)	(1,348,881)
Class C	(37,256)	(604,858)
Class I	(2,942,014)	(25,683,120)
Class N	(664,998)	(3,882,180)
Total distributions to shareholders	(3,779,108)	(31,519,039)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,281,492	4,558,152
Class C	462,078	1,685,313
Class I	49,567,759	250,420,509
Class N	46,527,652	34,926,220
Net asset value of shares issued in reinvestment of distributions:
Class A	124,654	1,244,429
Class C	36,721	595,857
Class I	2,533,342	21,331,401
Class N	443,279	2,443,279
Redemption fee proceeds:
Class A	281	235
Class I	3,727	10,539
Class N	43	8,851
Payments for shares redeemed:
Class A	(4,527,802)	(22,916,956)
Class C	(2,179,813)	(7,716,660)
Class I	(162,983,541)	(334,803,983)
Class N	(20,079,558)	(43,133,990)
Net decrease from shares of beneficial interest transactions	(88,789,686)	(91,346,804)

NET DECREASE IN NET ASSETS	(82,553,056)	(126,292,354)

NET ASSETS
Beginning of Year/Period	542,258,484	668,550,838
End of Year/Period	$459,705,428	$542,258,484

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Altegris Futures Evolution Strategy Fund
	For the Six Months Ended	For the Year Ended
	December 31, 2019	June 30,
	(Unaudited)	2019
SHARE ACTIVITY
Class A:
Shares Sold	131,892	477,215
Shares Reinvested	13,168	134,597
Shares Redeemed	(474,434)	(2,418,281)
Net decrease in shares of beneficial interest outstanding	(329,374)	(1,806,469)

Class C:
Shares Sold	46,972	178,727
Shares Reinvested	3,892	64,680
Shares Redeemed	(229,616)	(818,129)
Net decrease in shares of beneficial interest outstanding	(178,752)	(574,722)

Class I:
Shares Sold	5,218,485	27,135,458
Shares Reinvested	268,695	2,317,075
Shares Redeemed	(16,475,476)	(36,212,667)
Net decrease in shares of beneficial interest outstanding	(10,988,296)	(6,760,134)

Class N:
Shares Sold	4,636,042	3,712,832
Shares Reinvested	47,028	264,518
Shares Redeemed	(2,110,117)	(4,552,912)
Net increase/(decrease) in shares of beneficial interest outstanding	2,572,953	(575,562)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Altegris GSA Trend Strategy Fund
	For the Six Months Ended	For the Year Ended
	December 31, 2019	June 30,
	(Unaudited)	2019

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment loss	$(187,538)	$(224,599)
Net realized gain on futures and foreign exchange contracts	1,275,409	141,879
Net change in unrealized depreciation on futures and foreign exchange contracts	(776,541)	(299,433)
Net increase/(decrease) in net assets resulting from operations	311,330	(382,153)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class A	(1)	—
Class I	(371,351)	—
Class N	(2,478,094)	—
Total distributions to shareholders	(2,849,446)	—

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	2,275,434	352,129
Class N	1,302,619	6,218,476
Net asset value of shares issued in reinvestment of distributions:
Class A	1	—
Class I	242,414	—
Class N	1,689,880	—
Redemption fee proceeds:
Class I	17	2
Class N	291	37
Payments for shares redeemed:
Class I	(591,803)	(1,413,491)
Class N	(6,582,752)	(15,236,854)
Net decrease from shares of beneficial interest transactions	(1,663,899)	(10,079,701)

NET DECREASE IN NET ASSETS	(4,202,015)	(10,461,854)

NET ASSETS
Beginning of Year/Period	30,208,548	40,670,402
End of Year/Period	$26,006,533	$30,208,548

SHARE ACTIVITY
Class A:
Shares Sold	0 (a)	—
Net increase in shares of beneficial interest outstanding	0 (a)	—

Class I:
Shares Sold	261,526	39,860
Shares Reinvested	30,999	—
Shares Redeemed	(66,572)	(161,674)
Net increase/(decrease) in shares of beneficial interest outstanding	225,953	(121,814)

Class N:
Shares Sold	145,079	715,876
Shares Reinvested	217,208	—
Shares Redeemed	(739,576)	(1,763,327)
Net decrease in shares of beneficial interest outstanding	(377,289)	(1,047,451)

(a)	Amount less than $0.5.

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Altegris Managed Futures Strategy Fund
	For the Six Months Ended	For the Year Ended
	December 31, 2019	June 30,
	(Unaudited)	2019

DECREASE IN NET ASSETS FROM OPERATIONS
Net investment loss	$(271,369)	$(316,820)
Net realized gain/(loss) on investments, futures, forward foreign exchange contracts and swaps	3,789,447	(184,689)
Net change in unrealized depreciation on investments, futures forward foreign exchange contracts	(1,322,786)	(1,525)
Net increase/(decrease) in net assets resulting from operations	2,195,292	(503,034)

DISTRIBUTIONS TO SHAREHOLDERS
From Return of Capital
Class A	—	(282,366)
Class C	—	(21,257)
Class I	—	(203,242)
Class N	—	(3,454)
Total Distributions Paid:
Class A	(1,976,897)	(627,981)
Class C	(256,809)	(47,274)
Class I	(1,611,204)	(452,009)
Class O	(27,287)	(7,682)
Total distributions to shareholders	(3,872,197)	(1,645,265)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,599,947	7,631,001
Class C	27,738	254,506
Class I	5,410,493	11,085,130
Class O	9,014	15,337
Net asset value of shares issued in reinvestment of distributions:
Class A	906,126	352,222
Class C	217,301	55,528
Class I	890,973	322,764
Class O	25,987	10,751
Redemption fee proceeds:
Class A	50	2,524
Class C	—	—
Class I	143	336
Class O	78	—
Payments for shares redeemed:
Class A	(8,172,200)	(24,255,213)
Class C	(617,688)	(2,893,846)
Class I	(4,451,647)	(24,713,682)
Class O	(89,708)	(547,922)
Net decrease from shares of beneficial interest transactions	(4,243,393)	(32,680,564)

NET DECREASE IN NET ASSETS	(5,920,298)	(34,828,863)

NET ASSETS
Beginning of Year/Period	66,964,005	101,792,868
End of Year/Period	$61,043,707	$66,964,005

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Altegris Managed Futures Strategy Fund
	For the Six Months Ended	For the Year Ended
	December 31, 2019	June 30,
	(Unaudited)	2019
SHARE ACTIVITY
Class A:
Shares Sold	194,071	963,390
Shares Reinvested	117,526	45,272
Shares Redeemed	(995,442)	(3,087,137)
Net decrease in shares of beneficial interest outstanding	(683,845)	(2,078,475)

Class C:
Shares Sold	3,748	33,364
Shares Reinvested	29,365	7,423
Shares Redeemed	(79,192)	(383,062)
Net decrease in shares of beneficial interest outstanding	(46,079)	(342,275)

Class I:
Shares Sold	661,739	1,386,559
Shares Reinvested	113,935	40,908
Shares Redeemed	(540,631)	(3,091,319)
Net increase/(decrease) in shares of beneficial interest outstanding	235,043	(1,663,852)

Class O:
Shares Sold	1,073	1,962
Shares Reinvested	3,370	1,382
Shares Redeemed	(10,953)	(68,353)
Net decrease in shares of beneficial interest outstanding	(6,510)	(65,009)

See accompanying notes to consolidated financial statements.

Altegris Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class A (1)
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30,		June 30,		June 30,	June 30,	June 30,
	(Unaudited)		2019		2018^		2017^	2016^	2015*^

Net asset value, beginning of year/period	$9.31		$9.82		$9.37		$10.84	$10.68	$10.73
Income/(loss) from investment operations:
Net investment income (2)	0.05		0.11		0.09		0.12	0.15	0.11
Net realized and unrealized gain/(loss) on investments	0.01		(0.17)		0.48		(0.90)	0.82	1.06
Total from investment operations	0.06		(0.06)		0.57		(0.78)	0.97	1.17
Less distributions from:
Net investment income	(0.06)		(0.45)		(0.12)		(0.69)	(0.81)	(1.22)
Total distributions	(0.06)		(0.45)		(0.12)		(0.69)	(0.81)	(1.22)
Redemption fees collected (3)	0.00		0.00		0.00		0.00	0.00	0.00
Net assets, at end of year/period	$9.31		$9.31		$9.82		$9.37	$10.84	$10.68
Total return (4)	0.66	% (5,6)	(0.52	)% (6)	6.06	% (6)	(7.36)%	9.63%	11.02	% (5)
Net assets, at end of year/period (000s)	$18,610		$21,669		$40,624		$59,411	$100,131	$59,517
Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	2.17	% (8)	2.08%		2.00%		1.99%	1.97%	1.98	% (8)
Ratio of net expenses to average net assets (10)	1.94	% (8)	1.94%		1.94%		1.94%	1.94%	1.94	% (8)
Ratio of net investment income to average net assets (11)	0.94	% (8)	1.17%		0.94%		1.14%	1.36%	1.27	% (8)
Portfolio Turnover Rate	22	% (5)	64%		53%		77%	59%	68	% (5)

*	For the period October 1, 2014 through June 30, 2015.

^	Consolidated.

(1)	Class A commenced operations on October 31, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited: (7)

2.17	% (8)	2.08%	2.00%	1.99%	1.97%	1.98	% (8)

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited:

1.94	% (8)	1.94%	1.94%	1.94%	1.94%	1.94	% (8)

(11)	Ratio of net investment income/(loss) to average net assets excluding the expenses and income of AFES Fund Limited:

0.94	% (8)	1.17%	0.92%	1.13%	1.32%	1.26	% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class C (1)
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30,		June 30,		June 30,	June 30,	June 30,
	(Unaudited)		2019		2018^		2017^	2016^	2015*^

Net asset value, beginning of year/period	$9.30		$9.75		$9.31		$10.78	$10.57	$10.63
Income/(loss) from investment operations:
Net investment income (2)	0.01		0.04		0.02		0.04	0.07	0.04
Net realized and unrealized gain/(loss) on investments	0.02		(0.18)		0.47		(0.88)	0.83	1.07
Total from investment operations	0.03		(0.14)		0.49		(0.84)	0.90	1.11
Less distributions from:
Net investment income	(0.02)		(0.31)		(0.05)		(0.63)	(0.69)	(1.17)
Total distributions	(0.02)		(0.31)		(0.05)		(0.63)	(0.69)	(1.17)
Redemption fees collected	—		0.00	(3)	0.00	(3)	0.00 (3)	0.00 (3)	0.00	(3)
Net assets, at end of year/period	$9.31		$9.30		$9.75		$9.31	$10.78	$10.57
Total return (4)	0.35	% (5)	(1.42	)% (6)	5.26	% (6)	(8.02)%	8.93%	10.46	% (5)
Net assets, at end of year/period (000s)	$14,225		$15,878		$22,237		$31,270	$33,831	$20,459
Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	2.92	% (8)	2.83%		2.75%		2.74%	2.72%	2.73	% (8)
Ratio of net expenses to average net assets (10)	2.69	% (8)	2.69%		2.69%		2.69%	2.69%	2.69	% (8)
Ratio of net investment income to average net assets (11)	0.19	% (8)	0.45%		0.18%		0.40%	0.62%	0.52	% (8)
Portfolio Turnover Rate	22	% (5)	64%		53%		77%	59%	68	% (5)

*	For the period October 1, 2014 through June 30, 2015.

^	Consolidated.

(1)	Class C Shares commenced operations on February 16, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited: (7)

2.92	% (8)	2.83%	2.75%	2.74%	2.72%	2.73	% (8)

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited:

2.69	% (8)	2.69%	2.69%	2.69%	2.69%	2.69	% (8)

(11)	Ratio of net investment income/(loss) to average net assets excluding the expenses and income of AFES Fund Limited:

0.19	% (8)	0.45%	0.17%	0.39%	0.58%	0.52	% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class I (1)
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30,		June 30,		June 30,	June 30,	June 30,
	(Unaudited)		2019		2018^		2017^	2016^	2015*^

Net asset value, beginning of year/period	$9.27		$9.80		$9.36		$10.82	$10.70	$10.75
Income/(loss) from investment operations:
Net investment income (2)	0.06		0.14		0.12		0.14	0.17	0.13
Net realized and unrealized gain/(loss) on investments	0.02		(0.17)		0.46		(0.88)	0.83	1.06
Total from investment operations	0.08		(0.03)		0.58		(0.74)	1.00	1.19
Less distributions from:
Net investment income	(0.08)		(0.50)		(0.14)		(0.72)	(0.88)	(1.24)
Total distributions	(0.08)		(0.50)		(0.14)		(0.72)	(0.88)	(1.24)
Redemption fees collected (3)	0.00		0.00		0.00		0.00	0.00	0.00
Net assets, at end of year/period	$9.27		$9.27		$9.80		$9.36	$10.82	$10.70
Total return (4)	0.81	% (5)	(0.24	)% (6)	6.22	% (6)	(7.05)%	9.94%	11.20	% (5)
Net assets, at end of year/period (000s)	$322,890		$424,680		$515,569		$379,132	$353,331	$344,564
Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	1.91	% (8)	1.83%		1.75%		1.74%	1.72%	1.74	% (8)
Ratio of net expenses to average net assets (10)	1.69	% (8)	1.69%		1.69%		1.69%	1.69%	1.69	% (8)
Ratio of net investment income to average net assets (11)	1.19	% (8)	1.45%		1.20%		1.41%	1.57%	1.51	% (8)
Portfolio Turnover Rate	22	% (5)	64%		53%		77%	59%	68	% (5)

*	For the period October 1, 2014 through June 30, 2015.

^	Consolidated.

(1)	Class I commenced operations on October 31, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited: (7)

1.91	% (8)	1.83%	1.75%	1.74%	1.72%	1.74	% (8)

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited:

1.69	% (8)	1.69%	1.69%	1.69%	1.69%	1.69	% (8)

(11)	Ratio of net investment income/(loss) to average net assets excluding the expenses and income of AFES Fund Limited:

1.19	% (8)	1.45%	1.19%	1.40%	1.53%	1.50	% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class N (1)
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30,		June 30,		June 30,	June 30,	June 30,
	(Unaudited)		2019		2018^		2017^	2016^	2015*^

Net asset value, beginning of year/period	$9.30		$9.82		$9.37		$10.84	$10.67	$10.72
Income/(loss) from investment operations:
Net investment income (2)	0.05		0.11		0.09		0.12	0.14	0.11
Net realized and unrealized gain/(loss) on investments	0.02		(0.19)		0.48		(0.90)	0.83	1.06
Total from investment operations	0.06		(0.07)		0.57		(0.78)	0.97	1.17
Less distributions from:
Net investment income	(0.06)		(0.45)		(0.12)		(0.69)	(0.80)	(1.22)
Total distributions	(0.06)		(0.45)		(0.12)		(0.69)	(0.80)	(1.22)
Redemption fees collected (3)	0.00		0.00		0.00		0.00	0.00	0.00
Net assets, at end of year/period	$9.30		$9.30		$9.82		$9.37	$10.84	$10.67
Total return (4)	0.67	% (5)	(0.62	)% (6)	6.07	% (6)	(7.35)%	9.71%	11.04	% (5)
Net assets, at end of year/period (000s)	$103,981		$80,032		$90,121		$90,042	$97,811	$67,179
Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	2.17	% (8)	2.08%		2.00%		1.99%	1.97%	1.99	% (8)
Ratio of net expenses to average net assets (10)	1.94	% (8)	1.94%		1.94%		1.94%	1.94%	1.94	% (8)
Ratio of net investment income to average net assets (11)	0.94	% (8)	1.21%		0.95%		1.15%	1.33%	1.27	% (8)
Portfolio Turnover Rate	22	% (5)	64%		53%		77%	59%	68	% (5)

*	For the period October 1, 2014 through June 30, 2015.

^	Consolidated.

(1)	Class N commenced operations on October 31, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited: (7)

2.17	% (8)	2.08%	2.00%	1.99%	1.97%	1.99	% (8)

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited:

1.94	% (8)	1.94%	1.94%	1.94%	1.94%	1.94	% (8)

(11)	Ratio of net investment income/(loss) to average net assets excluding the expenses and income of AFES Fund Limited:

0.94	% (8)	1.21%	0.93%	1.13%	1.29%	1.26	% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris GSA Trend Strategy Fund Class A (1)
	Six Months Ended		Year Ended		Year Ended	Period Ended
	December 31, 2019		June 30,		June 30,	June 30,
	(Unaudited)		2019		2018	2017

Net asset value, beginning of year/period	$8.60		$8.68		$8.93	$10.00
Income/(loss) from investment operations:
Net investment loss (2)	(0.16)		(0.05)		(0.20)	(0.11)
Net realized and unrealized loss on investments	0.21		(0.03)		(0.05)	(0.96)
Total from investment operations	0.05		(0.08)		(0.25)	(1.07)
Less distributions from:
Net investment income	(0.36)		—		—	—
Net realized gains	(0.57)		—		—	—
Total distributions	(0.93)		—		—	—
Redemption fees collected	—		0.00	(3)	0.00 (3)	0.00	(3)
Net asset value, end of year/period	$7.72		$8.60		$8.68	$8.93
Total return (4)	0.44	% (5,11)	(0.92	)% (11)	(2.80)%	(10.70	)% (5)
Net assets, at end of year/period (12)	$9		$9		$9	$9
Ratios including the expenses and income of AGSAT Fund Limited:
Ratio of gross expenses to average net assets (6,8)	2.35	% (7)	2.45%		3.01%	1.85	% (7)
Ratio of net expenses to average net assets (9)	1.85	% (7)	2.45%		3.01%	1.85	% (7)
Ratio of net investment loss to average net assets (10)	(3.51	)% (7)	(1.39)%		(2.15)%	(1.85	)% (7)
Portfolio Turnover Rate	0	% (5)	0%		0%	0	% (5)

(1)	Class A commenced operations on March 17, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Annualized for periods less than one full year.

(8)	Ratio of gross expenses to average net assets excluding the expenses and income of AGSAT Fund Limited: (6)

2.35	% (7)	2.45%	3.01%	1.85	% (7)

(9)	Ratio of net expenses to average net assets excluding the expenses and income of AGSAT Fund Limited:

1.85	% (7)	2.45%	3.01%	1.85	% (7)

(10)	Ratio of net investment loss to average net assets excluding the expenses and income of AGSAT Fund Limited:

(3.51	)% (7)	(1.39)%	(2.15)%	(1.85	)% (7)

(11)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(12)	Actual net assets

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris GSA Trend Strategy Fund Class I (1)
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30,	June 30,	June 30,
	(Unaudited)		2019	2018	2017

Net asset value, beginning of year/period	$8.64		$8.71	$8.93	$10.00
Income/(loss) from investment operations:
Net investment loss (2)	(0.04)		(0.03)	(0.10)	(0.03)
Net realized and unrealized loss on investments	0.09		(0.04)	(0.12)	(1.04)
Total from investment operations	0.05		(0.07)	(0.22)	(1.07)
Less distributions from:
Net investment income	(0.36)		—	—	—
Net realized gains	(0.57)		—	—	—
Total distributions	(0.93)		—	—	—
Redemption fees collected (3)	0.00		0.00	0.00	0.00
Net assets, at end of year/period	$7.76		$8.64	$8.71	$8.93
Total return (4)	0.48	% (5)	(0.80)%	(2.46)%	(10.70	)% (5)
Net assets, at end of year/period (000s)	$3,325		$1,749	$2,824	$8,981
Ratios including the expenses and income of AGSAT Fund Limited:
Ratio of gross expenses to average net assets (6,8)	2.10	% (7)	2.20%	2.11%	2.34	% (7)
Ratio of net expenses to average net assets (9)	1.60	% (7)	1.60%	1.60%	1.60	% (7)
Ratio of net investment loss to average net assets (10)	(1.00	)% (7)	(0.40)%	(1.04)%	(1.23	) (7)
Portfolio Turnover Rate	0	% (5)	0%	0%	0	% (5)

(1)	Class I shares commenced operations on March 17, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Annualized for periods less than one full year.

(8)	Ratio of gross expenses to average net assets excluding the expenses and income of AGSAT Fund Limited: (6)

2.10	% (7)	2.20%	2.11%	2.34	% (7)

(9)	Ratio of net expenses to average net assets excluding the expenses and income of AGSAT Fund Limited:

1.60	% (7)	1.60%	1.60%	1.60	% (7)

(10)	Ratio of net investment loss to average net assets excluding the expenses and income of AGSAT Fund Limited:

(1.00	)% (7)	(0.40)%	(1.04)%	(1.27	)% (7)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris GSA Trend Strategy Fund Class N (1)
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30,	June 30,	June 30,
	(Unaudited)		2019	2018	2017

Net asset value, beginning of year/period	$8.58		$8.67	$8.93	$10.00
Income/(loss) from investment operations:
Net investment loss (2)	(0.06)		(0.06)	(0.11)	(0.04)
Net realized and unrealized loss on investments	0.10		(0.03)	(0.15)	(1.03)
Total from investment operations	0.04		(0.09)	(0.26)	(1.07)
Less distributions from:
Net investment income	(0.34)		—	—	—
Net realized gains	(0.57)		—	—	—
Total distributions	(0.90)		—	—	—
Redemption fees collected (3)	0.00		0.00	0.00	0.00
Net assets, at end of year/period	$7.72		$8.58	$8.67	$8.93
Total return (4)	0.40	% (5,11)	(1.04)%	(2.91)%	(10.70	)% (5)
Net assets, at end of year/period (000s)	$22,682		$28,459	$37,846	$40,183
Ratios including the expenses and income of AGSAT Fund Limited:
Ratio of gross expenses to average net assets (7,8)	2.32	% (7)	2.45%	2.39%	2.38	% (7)
Ratio of net expenses to average net assets (9)	1.85	% (7)	1.85%	1.85%	1.85	% (7)
Ratio of net investment loss to average net assets (10)	(1.26	)% (7)	(0.64)%	(1.19)%	(1.49	)% (7)
Portfolio Turnover Rate	0	% (5)	0%	0%	0	% (5)

(1)	Class N shares commenced operations on March 17, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Annualized for periods less than one full year.

(8)	Ratio of gross expenses to average net assets excluding the expenses and income of AGSAT Fund Limited: (6)

2.32	% (7)	2.45%	2.39%	2.38	% (7)

(9)	Ratio of net expenses to average net assets excluding the expenses and income of AGSAT Fund Limited:

1.85	% (7)	1.85%	1.85%	1.85	% (7)

(10)	Ratio of net investment loss to average net assets excluding the expenses and income of AGSAT Fund Limited:

(1.26	)% (7)	(0.64)%	(1.19)%	(1.54	)% (7)

(11)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Managed Futures Strategy Fund Class A *
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30,		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2019		2018	2017	2016	2015

Net asset value, beginning of year/period	$7.94		$8.08		$7.99	$9.56	$9.51	$8.91
Income/(loss) from investment operations:
Net investment loss (1)	(0.04)		(0.03)		(0.08)	(0.12)	(0.16)	(0.17)
Net realized and unrealized gain/(loss) on investments	0.29		0.04	(10)	0.17	(0.80)	1.05	0.77
Total from investment operations	0.25		0.01		0.09	(0.92)	0.89	0.60
Less distributions from:
Net investment income	(0.41)		(0.15)		—	(0.65)	(0.84)	—
Net realized gains	(0.09)		—		—	—	—	—
Total distributions	(0.50)		(0.15)		—	(0.65)	(0.84)	—
Redemption fees collected (2)	0.00		0.00		0.00	0.00	0.00	0.00
Net asset value, end of year/period	$7.69		$7.94		$8.08	$7.99	$9.56	$9.51
Total return (3)	3.15	% (9,11)	0.14	% (9)	1.13%	8.96%	(9.91)%	(6.73)%
Net assets, at end of year/period (000s)	$30,673		$37,092		$54,558	$74,542	$105,874	$88,326
Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (4,5,6)	2.35	% (12)	2.31%		2.17%	2.04%	1.98%	1.99%
Ratio of net expenses to average net assets (5,7)	1.90	% (12)	1.90%		1.90%	1.90%	1.90%	1.90%
Ratio of net investment loss to average net assets (5,8)	(0.85	)% (12)	(0.40)%		(0.91)%	(1.41)%	(1.68)%	(1.79)%
Portfolio Turnover Rate	0	% (11)	280%		479%	472%	231%	179%

*	Class A commenced operations on August 26, 2010.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (4,5)

2.35	% (12)	2.31%	2.17%	2.04%	1.98%	1.99%

(7)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (5)

1.90	% (12)	1.90%	1.90%	1.90%	1.90%	(1.90)%

(8)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited: (5)

(0.85	)% (12)	(0.40)%	(0.91)%	(1.46)%	(1.71)%	(1.79)%

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(10)	Realized and unrealized gain/loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the period.

(11)	Not annualized.

(12)	Annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Managed Futures Strategy Fund Class C *
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30,		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2019		2018	2017	2016	2015

Net asset value, beginning of year/period	$7.60		$7.73		$7.69	$9.23	$9.21	$8.70
Income/(loss) from investment operations:
Net investment loss (1)	(0.06)		(0.09)		(0.13)	(0.19)	(0.22)	(0.23)
Net realized and unrealized gain/(loss) on investments	0.26		0.04	(10)	0.17	(0.77)	1.10	0.74
Total from investment operations	0.20		(0.05)		0.04	(0.96)	0.88	0.51
Less distributions from:
Net investment income	(0.34)		(0.08)		—	(0.58)	(0.86)	—
Net realized gains	(0.09)		—		—	—	—	—
Total distributions	(0.43)		(0.08)		—	(0.58)	(0.86)	—
Redemption fees collected	—		—		0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of year/period	$7.37		$7.60		$7.73	$7.69	$9.23	$9.21
Total return (3)	2.70	% (9,11)	(0.65	)% (9)	0.52%	(9.63)%	9.08%	5.86%
Net assets, at end of year/period (000s)	$4,487		$4,973		$7,704	$10,713	$20,483	$18,268
Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (4,5,6)	3.10	% (12)	3.06%		2.91%	2.79%	2.73%	2.74%
Ratio of net expenses to average net assets (5,7)	2.65	% (12)	2.65%		2.65%	2.65%	2.65%	2.65%
Ratio of net investment loss to average net assets (5,8)	(1.60	)% (12)	(1.16)%		(1.66)%	(2.17)%	(2.43)%	(2.54)%
Portfolio Turnover Rate	0	% (11)	280%		479%	472%	231%	179%

*	Class C commenced operations on February 1, 2011.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (4,5)

3.10	% (12)	3.06%	2.91%	2.79%	2.73%	2.74%

(7)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (5)

2.65	% (12)	2.65%	2.65%	2.65%	2.65%	2.65%

(8)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited: (5)

(1.60	)% (12)	(1.16)%	(1.66)%	(2.23)%	(2.47)%	(2.54)%

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(10)	Realized and unrealized gain/loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the period.

(11)	Not annualized.

(12)	Annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Managed Futures Strategy Fund Class I *
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30,		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2019		2018	2017	2016	2015

Net asset value, beginning of year/period	$8.06		$8.21		$8.12	$9.68	$9.62	$8.99
Income (loss) from investment operations:
Net investment loss (1)	(0.03)		(0.01)		(0.06)	(0.10)	(0.14)	(0.15)
Net realized and unrealized gain/(loss) on investments	0.29		0.03	(10)	0.15	(0.78)	0.97	0.78
Total from investment operations	0.26		0.02		0.09	(0.88)	0.83	0.63
Less distributions from:
Net investment income	(0.43)		(0.17)		—	(0.68)	(0.77)	—
Net realized gains	(0.09)		—		—	—	—	—
Total distributions	(0.52)		(0.17)		—	(0.68)	(0.77)	—
Redemption fees collected (2)	0.00		0.00		0.00	0.00	0.00	0.00
Net asset value, end of year/period	$7.80		$8.06		$8.21	$8.12	$9.68	$9.62
Total return (3)	3.28	% (9,11)	0.30	% (9)	1.11%	(8.72)%	10.19%	(7.01)%
Net assets, at end of year/period (000s)	$25,453		$24,402		$38,500	$98,384	$106,609	$110,681
Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (4,5,6)	2.10	% (12)	2.06%		1.88%	1.79%	1.73%	1.74%
Ratio of net expenses to average net assets (5,7)	1.65	% (12)	1.65%		1.65%	1.65%	1.65%	1.65%
Ratio of net investment loss to average net assets (5,8)	(0.61	)% (12)	(0.16)%		(0.68)%	(1.15)%	(1.43)%	(1.54)%
Portfolio Turnover Rate	0	% (11)	280%		479%	472%	231%	179%

*	Class I commenced operations on August 26, 2010.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (4,5)

2.10	% (12)	2.06%	1.88%	1.79%	1.73%	1.74%

(7)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (5)

1.65	% (12)	1.65%	1.65%	1.65%	1.65%	1.65%

(8)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited: (5)

(0.61	)% (12)	(0.16)%	(0.68)%	(1.21)%	(1.46)%	(1.54)%

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(10)	Realized and unrealized gain/loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the period.

(11)	Not annualized.

(12)	Annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Managed Futures Strategy Fund Class O *
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30,		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2019		2018	2017	2016	2015

Net asset value, beginning of year/period	$7.94		$8.08		$7.99	$9.55	$9.51	$8.91
Income/(loss) from investment operations:
Net investment loss (1)	(0.04)		(0.03)		(0.08)	(0.13)	(0.16)	(0.17)
Net realized and unrealized gain/(loss) on investments	0.28		0.04	(10)	0.17	(0.79)	1.05	0.77
Total from investment operations	0.25		0.01		0.09	(0.92)	0.89	0.60
Less distributions from:
Net investment income	(0.41)		(0.15)		—	(0.65)	(0.85)	—
Net realized gains	(0.09)		—		—	—	—	—
Total distributions	(0.50)		(0.15)		—	(0.65)	(0.85)	—
Redemption fees collected	0.00	(2)	0.00	(2)	0.00 (2)	0.01	0.00 (2)	0.00 (2)
Net asset value, end of year/period	$7.69		$7.94		$8.08	$7.99	$9.55	$9.51
Total return (3)	3.17	% (9,11)	0.14	% (9)	1.13%	(8.95)%	9.91%	(6.73)%
Net assets, at end of year/period (000s)	$431		$497		$1,031	$1,100	$1,696	$2,009
Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (4,5,6)	2.35	% (12)	2.31%		2.17%	2.04%	1.97%	1.97%
Ratio of net expenses to average net assets (5,7)	1.90	% (12)	1.90%		1.90%	1.90%	1.90%	1.90%
Ratio of net investment loss to average net assets (5,8)	(0.85	)% (12)	(0.42)%		(0.90)%	(1.41)%	(1.68)%	(1.80)%
Portfolio Turnover Rate	0	% (11)	280%		479%	472%	231%	179%

*	Class N commenced operations on March 13, 2013.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (4,5)

2.35	% (12)	2.31%	2.17%	2.04%	1.97%	1.97%

(7)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (5)

1.90	% (12)	1.90%	1.90%	1.90%	1.90%	1.90%

(8)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited: (5)

(0.85	)% (12)	0.42%	(0.90)%	(1.47)%	(1.72)%	(1.80)%

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(10)	Realized and unrealized gain/loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the period.

(11)	Not annualized.

(12)	Annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
December 31, 2019

1.	ORGANIZATION AND CONSOLIDATION OF SUBSIDIARY

The Altegris Futures Evolution Strategy Fund, Altegris GSA Trend Strategy Fund, and Altegris Managed Futures Strategy Fund (each a “Fund” and collectively the “Funds”) are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund’s commencement date, diversification status and investment objectives are as follows:

	Commencement Date	Diversification Status	Investment Objective
Futures Evolution Strategy Fund	October 31, 2011	Diversified	Long term capital appreciation.
GSA Trend Strategy Fund	March 17, 2017	Non-Diversified	Long term capital appreciation through utilization of an absolute return strategy.
Managed Futures Strategy Fund	August 26, 2010	Diversified	Achieve positive absolute returns in rising and falling equity markets and do so with less volatility than major equity market indices.

The Altegris Futures Evolution Strategy Fund (the “Futures Evolution Strategy Fund”) offers Class A, Class C, Class I, and Class N shares. The Altegris GSA Trend Strategy Fund (the “GSA Trend Strategy Fund”) offers Class A, Class I, and Class N shares. The Altegris Managed Futures Strategy Fund (the “Managed Futures Strategy Fund”) offers Class A, Class C, Class I, and Class O shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of a Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase of up to 1.00% (the amount of the commissions paid on the shares redeemed). Class C, Class N, and Class O shares of the Funds are offered at their NAV without an initial sales charge. Purchases of $1,000,000 of more of Class C shares are subject to a CDSC of up to 1.00% on shares redeemed within 12 months of purchase. If you redeem Class C shares within one year after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class I shares of the Funds are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. All classes are subject to a 1.00% redemption fee on redemptions made with 30 days of the original purchase. Each share class of each Fund represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their consolidated financial statements. The policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”). The Funds operate as investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including FASB Accounting Standard Update ASU 2013-08. The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

consolidated financial statements and the reported amounts of income and expenses for the year ended. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Futures shall be valued at the final settlement price (typically at 4:00 P.M. Eastern Time) on the valuation date. Forward foreign exchange contracts are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Options are valued based on the daily price reported from the counterparty or pricing agent. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller --sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for each Fund’s assets and liabilities measured at fair value:

FUTURES EVOLUTION STRATEGY FUND

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$79,472	$—	$—	$79,472
Bonds and Notes	—	322,846,646	—	322,846,646
Warrant	—	—	—	—
Short-Term Investments	—	1,516,795	—	1,516,795
Purchased Options	—	111,082,249	—	111,082,249
Total	$79,472	$435,445,690	$—	$435,525,162

GSA TREND STRATEGY FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Short-Term Investments	$—	$10,759,000	$—	$10,759,000
Derivatives
Futures Contracts	975,081	—	—	975,081
Currency Contracts	—	541,877	—	541,877
Total:	$975,081	$11,300,877	$—	$12,275,958

Liabilities
Derivatives
Futures Contracts	$796,710	$—	$—	$796,710
Currency Contracts	—	1,009,391	—	1,009,391
Derivative Total	$796,710	$1,009,391	$—	$1,806,101

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

MANAGED FUTURES STRATEGY FUND

Assets *	Level 1	Level 2	Level 3	Total
Derivatives
Futures Contracts	$926,435	$—	$—	$926,435
Currency Contracts	—	925,340	—	925,340
Total:	$926,435	$925,340	$—	$1,851,775
Liabilities *	Level 1	Level 2	Level 3	Total
Derivatives
Futures	$852,863	$—	$—	$852,863
Currency Contracts	—	1,539,486	—	1,539,486
Total:	$852,863	$1,539,486	$—	$2,392,349

*	Refer to the Consolidated Portfolios of Investments for security classification.

The Funds did not hold any Level 3 securities as of December 31, 2019.

Consolidation of Subsidiaries – The consolidated financial statements of Altegris GSA Trend Strategy Fund with AGSAT Fund Limited (“AGSAT”) and Altegris Managed Futures Strategy Fund with AMFS Fund Limited (“AMFS”) include the accounts of AGSAT and AMFS (collectively the “CFCs”) as wholly-owned and controlled foreign corporation subsidiaries, in which each Fund may invest up to 25% of its total assets.

Altegris Advisors, L.L.C. (the “Advisor”) fair values Altegris Futures Evolution Strategy Funds Options Purchased investments daily based on the Commodity Trading Advisors (“CTAs’”) position information on a next-trading day basis. The Advisor applies current day pricing to the CTAs’ positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA. The Advisor receives a daily CTA estimated profit and loss figure from each CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to, reviewing current prices and speaking with the CTA. The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisor’s estimate or the CTA’s estimate. The Advisor’s fair value NAV is back reviewed daily and reviewed by the Fund’s fair valuation committee on a regular basis. For financial reporting purposes, as of December 31, 2019, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price, normally at 4 P.M. Eastern Time on each day the NYSE is open for business.

A summary of each Fund’s investment in the CFCs is as follows:

	Inception Date of	AGSAT Net Assets at	% of Fund Net Assets at
	AGSAT	December 31, 2019	December 31, 2019
AGSAT	3/17/2017	$ 2,402,573	9.24%

	Inception Date of	AMFS Net Assets at	% of Fund Net Assets at
	AMFS	December 31, 2019	December 31, 2019
AMFS	09/11/10	$ 3,010,089	4.93%

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile than the underlying securities. Additionally, ETFs have fees and expenses that increase their costs versus the costs of owning the underlying securities directly.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. It is shown on the Statements of Operations as net change in unrealized appreciation/ (depreciation) on foreign currency transactions.

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with investments in foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid monthly for the Altegris Futures Evolution Strategy Fund, and annually for the Altegris GSA Trend Strategy Fund and the Altegris Managed Futures Strategy Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Each Fund recognizes tax benefits only for tax positions where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for all open tax years (2017-2019) or expected to be taken in each Fund’s 2020 tax return. Each Fund identifies its major tax jurisdictions as U.S. federal and foreign jurisdictions where the Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, AGSAT, and AMFS are exempted Cayman investment companies. AGSAT, and AMFS have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AGSAT, and AMFS are CFCs and as such are not subject to U.S. income tax.

Expenses – Expenses of the Trust that are directly identifiable to a fund are charged to that fund. Expenses, which are not readily identifiable to a particular fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Futures Contracts – The Funds are each subject to equity price risk in the normal course of pursuing their investment objectives. Each Fund may sell futures contracts to hedge against market risk and to reduce return volatility. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Funds

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain a fund’s volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Foreign Currency Contracts – A Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the statements of operations.

Option Transactions – When the Futures Evolution Strategy Fund purchases an option, an amount equal to the premium paid by the Futures Evolution Strategy Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Futures Evolution Strategy Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Futures Evolution Strategy Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Futures Evolution Strategy Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Futures Evolution Strategy Fund, this default will cause the value of an investment in the Futures Evolution Strategy Fund to decrease. In addition, to the extent the Futures Evolution Strategy Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Futures Evolution Strategy Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Futures Evolution Strategy Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Futures Evolution Strategy Fund. The Futures Evolution Strategy Fund holds fully funded options with Nomura Securities (Bermuda), Ltd. The options provide exposure to the daily returns of a reference asset on a 1 to 1 basis. According to the terms of the option, the Adviser may increase or decrease this exposure on a daily basis. The Futures Evolution Strategy Fund pays an upfront premium of 1.10% per annum, which is charged based on the contract year, which is accrued daily over the contract period. The option contracts were initially entered into as of August 16, 2017, and have a two year valuation period, which may be extended or reduced to zero at any time. Based on the terms of the call option agreement, the Futures Evolution Strategy Fund amortizes the option premiums on a straight-line basis for a one-year period with the unamortized balance due from the counterparty as a rebate in the case of an early exercise subject to an early exercise fee. For the six months ended December 31, 2019, $785,255 of option premiums was amortized.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

As of December 31, 2019, the fair value on the option contracts was $111,082,249. For the six months ended December 31, 2019, the Fund had realized gain/loss of $7,456,808 from options purchased contracts as disclosed on the Statement of Operations. The fair value on option contracts is disclosed on the portfolio of investments. As of December 31, 2019, the net change in unrealized depreciation on option purchased contracts was $830,566.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended December 31, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to the following:

	Purchases	Sales
Futures Evolution Strategy Fund	$98,744,395	$120,041,262
GSA Trend Strategy Fund	—	—
Managed Futures Strategy Fund	—	—

During the normal course of business, the Funds purchase and sell various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Market Risk: The risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which a Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that a Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in each Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Each Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the schedule of investments.

Counterparty Risk: The Futures Evolution Strategy Fund invests in derivative instruments issued for the Funds by Nomura Securities (“Nomura”), a Nomura product or other counterparty’s products, as applicable (the “Product”). If Nomura or a counterparty becomes insolvent, it may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Nomura’s or any counterparty’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: The risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result, the Funds may not be able to quickly liquidate their investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

Currency Risk: The Funds invest in financial instruments and enter into transactions that are denominated in currencies other than their functional currency. Consequently, each Fund is exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of each Fund’s assets or liabilities denominated in currencies other than the USD. Each Fund’s currency risk is managed on an ongoing basis by the various CTAs in accordance with policies and procedures in place and may consider hedging significant foreign currency exposure should the need arise.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on each Fund’s Consolidated Statement of Assets and Liabilities as of December 31, 2019:

Location on the Statement of Assets and Liabilities
Derivative Investment Type	Asset Derivatives
Futures Contracts	Unrealized appreciation on futures contracts
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts
Purchased Options	Investment Securities at value
Derivative Investment Type	Liability Derivatives
Futures Contracts	Unrealized depreciation on futures contracts
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts

The following table sets forth the fair value of each Fund’s derivative contracts by primary risk exposure as of December 31, 2019:

Futures Evolution Strategy Fund
	Equity Risk	Interest Rate Risk	Currency Risk	Commodity Risk	Total
Purchased Options	$—	$—	$—	$815,416	$815,416
	$—	$—	$—	$815,416	$815,416

GSA Trend Strategy Fund
	Equity Risk	Interest Rate Risk	Currency Risk	Commodity Risk	Total
Futures Contracts	$118,704	$(146,948)	$(3,991)	$210,606	$178,371
Forward Foreign
Exchange Contracts	—	—	(467,514)	—	(467,514)
	$118,704	$(146,948)	$(471,505)	$210,606	$(289,143)

Managed Futures Strategy Fund
	Equity Risk	Interest Rate Risk	Currency Risk	Commodity Risk	Total
Futures Contracts	$102,741	$(348,448)	$14,141	$305,138	$73,572
Forward Foreign
Exchange Contracts	—	—	(614,146)	—	(614,146)
	$102,741	$(348,448)	$(600,005)	$305,138	$(540,574)

The following is a summary of the location of derivative investments on each Fund’s Consolidated Statement of Operations for the six months ended December 31, 2019:

Derivative Investment Type	Location of Gain (Loss) on Derivative
Options	Net realized gain/(loss) from purchased options
Net change unrealized appreciation/(depreciation) on purchased options
Futures Contracts	Net realized gain/(loss) from futures contracts
Net change unrealized appreciation/(depreciation) on futures contracts
Foreign Exchange Contracts	Net realized gain/(loss) from forward exchange contracts and translations
Net change unrealized appreciation/(depreciation) on Forward foreign currency exchange contracts

The effect of Derivative Instruments on the Consolidated Statement of Operations for the six months ended December 31, 2019:

			Realized Gain	Change in Unrealized
Risk Type	Derivative	Location of Gain/Loss Derivatives	Derivatives	Depreciation on Derivatives
Futures Evolution Strategy Fund
Equity Risk	Options purchased	Net realized gain from purchased options	$7,456,808
Equity Risk		Net change in unrealized depreciation on purchased options		$(830,566)
Total			$7,456,808	$(830,566)

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

			Realized
		Location of Gain/(Loss) On	Gain/(Loss)	Change in Unrealized
Risk Type	Derivative	Derivatives	Derivatives	Depreciation on Derivatives
GSA Trend Strategy Fund
Commodity Risk	Futures	Net realized loss from futures contracts	$(1,203,635)
Currency Risk		Net realized loss from futures contracts	$(29,496)
Equity Risk		Net realized gain from futures contracts	$349,319
Interest Rate Risk		Net realized gain from futures contracts	$2,325,417
Currency Risk	Forward Contracts	Net realized loss from forward exchange contracts and translations	$(166,196)

Commodity Risk	Futures
		Net change in unrealized appreciation on futures contracts		$421,036
Currency Risk
		Net change in unrealized appreciation on futures contracts		$116,458
Equity Risk
		Net change in unrealized appreciation on futures contracts		$44,755
Interest Rate Risk
		Net change in unrealized depreciation on futures contracts		$(1,527,837)
Currency Risk	Forward Contracts	Net change in unrealized appreciation on forward foreign currency exchange contracts		$152,224
Total			$1,275,409	$(793,364)
Managed Futures Strategy Fund

Currency Risk	Forward Contract	Net realized gain from forward exchange contracts and translations	$20,865
Commodity Risk	Futures	Net realized loss from futures contracts	$(214,183)
Currency Risk		Net realized loss from futures contracts	$(88,788)
Equity Risk		Net realized gain from futures contracts	$2,034,152
Interest Risk		Net realized gain from futures contracts	$2,037,401
Currency Risk	Forward Contract	Net change in unrealized appreciation on forward foreign exchange contracts		$39,003
Commodity Risk
	Futures	Net change in unrealized appreciation on futures contracts		$395,712
Currency Risk
		Net change in unrealized appreciation on futures contracts		$83,714
Equity Risk
		Net change in unrealized depreciation on futures contracts		$(33,381)
Interest Risk
		Net change in unrealized depreciation on futures contracts		$(1,787,330)
Total			$3,789,447	$(1,302,282)

The notional value of the derivative instruments outstanding as of December 31, 2019 as disclosed in the Consolidated Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for a Fund.

Offsetting of Financial Assets and Derivative Assets

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the statement of assets and liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Funds to another party are determinable, the Funds have the right to set off the amounts owed with the amounts owed by the other party, the Funds intend to set off, and the Funds’ right of setoff is enforceable by law.

As of December 31, 2019, the Funds hold financial instruments and derivative instruments that are eligible for offset in the statement of assets and liabilities and are subject to a master netting arrangement. The master netting arrangement allows the counterparty or the Funds to net any collateral held on behalf of the Funds or the counterparty or liabilities or payment obligations of the counterparty or the Funds against any liabilities or payment obligations of the Funds or the counterparty to each other. The Funds have not elected to offset assets and liabilities in the statement of assets and liabilities.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

The following tables provide disclosure regarding the potential effect of offsetting of recognized assets and liabilities presented in the statements of assets and liabilities had the Funds elected to offset:

GSA Trend Strategy Fund
Assets
Gross Amounts Not
Offset in the
Consolidated Statement
of Assets & Liabilities
Gross Amounts
		Offset in the	Net Amounts of Assets
	Gross Amounts	Consolidated	Presented in the
	of Recognized	Statement of Assets	Consolidated Statement
Description	Assets	& Liabilities	of Assets & Liabilities	Financial Instruments	Net Amount
Forward Contracts	$541,877	$—	$541,877	$(541,877)	$—
Total	$541,877	$—	$541,877	$(541,877)	$—

Liabilities
Gross Amounts Not
Offset in the
Consolidated Statement
of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented in
	Gross Amounts	Consolidated	the Consolidated
	of Recognized	Statement of Assets	Statement of Assets &
Description	Liabilities	& Liabilities	Liabilities	Financial Instruments	Net Amount
Forward Contracts	$1,009,391	$—	$1,009,391	$(541,877)	$467,514
Total	$1,009,391	$—	$1,009,391	$(541,877)	$467,514

Managed Futures Strategy Fund
Assets
Gross Amounts Not Offset
in the Consolidated
Statement of Assets &
Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented in
	Gross Amounts	Consolidated	the Consolidated
	of Recognized	Statement of Assets	Statement of Assets &
Description	Liabilities	& Liabilities	Liabilities	Financial Instruments	Net Amount
Forward Contracts	$925,340	$—	$925,340	$(925,340)	$—
Total	$925,340	$—	$925,340	$(925,340)	$—

Liabilities
Gross Amounts Not Offset
in the Consolidated
Statement of Assets &
Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented in
	Gross Amounts	Consolidated	the Consolidated
	of Recognized	Statement of Assets	Statement of Assets &
Description	Liabilities	& Liabilities	Liabilities	Financial Instruments	Net Amount
Forward Contracts	$1,539,486	$—	$1,539,486	$(925,340)	$614,146
Total	$1,539,486	$—	$1,539,486	$(925,340)	$614,146

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Altegris Advisors, L.L.C., serves as the Funds’ investment advisor (the “Advisor”). The Advisor delegates management of the Futures Evolution Strategy Fund’s Fixed Income strategy portfolio to DoubleLine Capital, L.P., who serves as that Fund’s sub-advisor. The Advisor delegates management of the GSA Trend Strategy Fund’s portfolio to GSA Capital Partners LLP who serves as that Fund’s sub-advisor. The Advisor delegates management of the Managed Futures Strategy Fund to Crabel Capital Management, LLC, GSA Capital Partners LLP and Millburn Ridgefield Corporation, who serve as the sub-advisors. The Advisor also delegates management of the Managed Futures Strategy Fund to Centurion Investment Management, LLC, Phase Capital LP, QMS Capital Management and Three Rock Capital Management, LLC but currently there are no assets allocated to these sub-advisors.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Altegris Futures Evolution Strategy Fund and the Altegris Managed Futures Strategy Fund pay the Advisor a fee computed and accrued daily and paid monthly, based on each respective Fund’s average daily net assets computed at the following annual rates: 1.50% on the first $1 billion, 1.40% on net assets greater than $1 billion and less than or equal to $1.5 billion, 1.30% on net assets greater than $1.5 billion and less than or equal to $2 billion, 1.20% on net assets greater than $2 billion and less than or equal to $2.5 billion, 1.10% on net assets greater than $2.5 billion and less than or equal to $3 billion and 1.00% on net assets greater than $3 billion. The Altegris GSA Trend Strategy Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net asset at an annual rate of 1.35% on the first $400 Million and 1.20% on assets over $400 Million. Pursuant to a sub-advisory agreement between the Advisor and each sub-advisor, the sub-advisors are entitled to receive, on a monthly basis, an annual sub-advisory fee on the fixed income portion of each Fund’s average daily net assets. The sub-advisors are paid by the Advisor not by the Funds. During the six months ended December 31, 2019, the Advisor earned the following in advisory fees:

ADVISORY FEES
Futures Evolution Strategy Fund	$3,867,932
GSA Trend Strategy Fund	196,950
Managed Futures Strategy Fund	498,078

Pursuant to a written agreement (the “Waiver Agreement”) the Advisor has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2020, to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses such as litigation expenses) will not exceed the amounts below (the “Expense Limitation”). The Board may terminate this expense reimbursement arrangement at any time upon 60 days’ notice to the Advisor.

	Class A	Class C	Class I	Class N	Class O
Futures Evolution Strategy Fund	1.94%	2.69%	1.69%	1.94%	NA
GSA Trend Strategy Fund	1.85%	NA	1.60%	1.85%	NA
Managed Futures Strategy Fund	1.90%	2.65%	1.65%	NA	1.90%

During the six months ended December 31, 2019, the Advisor waived the following amounts pursuant to the Waiver Agreement:

WAIVED FEES
Futures Evolution Strategy Fund	$580,376
GSA Trend Strategy Fund	71,568
Managed Futures Strategy Fund	149,586

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its respective Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective Expense Limitation. If a Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursement for the Fund shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). Cumulative expenses previously waived or reimbursed subject to the aforementioned conditions will expire as presented in the table below:

FUTURES EVOLUTION		GSA TREND STRATEGY		MANAGED FUTURES
STRATEGY FUND		FUND		STRATEGY FUND
Jun-20	305,925	Jun-20	$81,339	Jun-20	$287,366
Jun-21	369,004	Jun-21	269,806	Jun-21	365,961
Jun-22	840,952	Jun-22	214,920	Jun-22	347,680
	$1,515,881		$566,065		$1,001,007

On June 30, 2019, $143,860 and $174,316 of previously waived fees expired without recoupment by the Advisor for the Altegris Futures Evolution Strategy Fund and the Altegris Managed Futures Strategy Fund, respectively.

The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C, Class N, and Class O shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25%, 1.00%, 0.25%, and 0.25% of the average daily net assets attributable to Class A, Class C, Class N, and Class O shares, respectively. These fees are paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”) to provide compensation for ongoing distribution-related activities and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended December 31, 2019, pursuant to the Plans, the Funds incurred the following:

	12b-1 Fees
	Futures Evolution	GSA Trend	Managed Futures
	Strategy Fund	Strategy Fund	Strategy Fund
Class A	$26,195	$—	$45,516
Class C	78,768	N/A	24,462
Class N	124,708	35,375	N/A
Class O	N/A	N/A	605

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. During the six months ended December 31, 2019, the Distributor received underwriting commissions for sales of Class A and Class C shares, respectively. The amounts of underwriting commissions received from the Funds and retained by the Distributor are as follows:

	Received		Retained
	Class A	Class C	Class A	Class C
Futures Evolution Strategy Fund	$15,419	$4,390	$2,671	$—
GSA Trend Strategy Fund	—	N/A	—	N/A
Managed Futures Strategy Fund	481	1,875	64	—

The administration of Futures Evolution Limited (“FEL”) is performed by NAV Consulting (the “Administrator”). Pursuant to the terms of the Administration Agreement with FEL, the Administrator receives a recurring fee accrued on a weekly basis as a percentage of the net asset value of FEL before any management fees accrued. Prior to October 1,2019 Maples Fund Services (Cayman) Limited (“Maples”) was the administrator. Pursuant to the terms of the Administration Agreement with FEL, Maples received a recurring fee accrued on a twice a week basis as a percentage of the net asset value of FEL prior to subscriptions issued, and before any management fees accrued.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

The Funds are part of a series of Altegris Mutual Funds (“Family”) comprised of the Fund Altegris/AACA Real Estate Fund. The Family shares the minimum annual fees based on a percentage of the average net assets of each fund.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”): GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”): NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”): Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the respective Fund in which the short-term redemption fee occurs. For the six months ended December 31, 2019, redemption fees for the Funds were as follows:

	Futures Evolution	GSA Trend	Managed Futures
	Strategy Fund	Strategy Fund	Strategy Fund
Class A	$281	$—	$50
Class C	—	N/A	—
Class I	3,727	17	143
Class N	43	291	N/A
Class O	N/A	N/A	78

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	Depreciation
Futures Evolution Strategy Fund	$433,847,793	$11,480,315	$(9,768,450)	$1,711,865
GSA Trend Strategy Fund	10,758,535	1,517,423	(1,806,101)	(288,678)
Managed Futures Strategy Fund	—	926,435	(852,863)	73,572

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the following years was as follows:

For the period ended June 30, 2019
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Futures Evolution Strategy Fund	$31,519,039	$—	$—	$31,519,039
GSA Trend Strategy Fund	—	—	—	—
Managed Futures Strategy Fund	—	1,134,946	510,319	1,645,265

For the period ended June 30, 2018
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Futures Evolution Strategy Fund	$8,505,301	$—	$—	$8,505,301
GSA Trend Strategy Fund	—	—	—	—
Managed Futures Strategy Fund	—	—	—	—

As of June 30, 2019, the components of accumulated earnings/(deficit) on a tax basis was as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
Futures Evolution Fund	$255,567	$—	$(2,306,607)	$(17,203,919)	$3,365,593	$(15,889,366)
GSA Trend Strategy Fund	186,899	1,115,244	—	—	(51,873)	1,250,270
Managed Futures Strategy Fund	—	—	(450,160)	—	(59,045)	(509,205)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net realized gain (loss) from investments, and accumulated net investment income (loss) is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open forward foreign currency and futures contracts, and tax adjustments for defaulted bonds, bonds with perpetual maturities, and the Funds’ wholly owned subsidiary.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Managed Futures Strategy Fund below incurred and elected to defer such capital losses as follows:

Late Year
Fund	Losses
Managed Futures Strategy Fund	5,948

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds below incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Futures Evolution Strategy Fund	$2,306,607
GSA Trend Strategy Fund	444,212

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

At June 30, 2019, the Futures Evolution Strategy Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring		CLCF
Fund	Short-Term	Long-Term	Total	Utilized
Futures Evolution Strategy Fund	$10,980,648	$6,223,271	$17,203,919	$—

Permanent book and tax differences, primarily attributable to differences in book and tax treatment of net operating losses, Controlled Foreign Corporations and the options issued from Nomura, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2019 as follows:

	Paid In	Accumulated
Fund	Capital	Earnings (Losses)
Futures Evolution Strategy Fund	$(17,001,026)	$17,001,026
GSA Trend Strategy Fund	(5,506,606)	5,506,606
Managed Futures Strategy Fund	(5,285,412)	5,285,412

8.	NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The amendments have been adopted in these financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the consolidated financial statements, other than the following.

The Board has determined based on the recommendation of the investment adviser of Altegris GSA Trend Strategy Fund and Altegris Managed Futures Strategy Fund (each a “Fund”, collectively referred to as the “Funds”), that it is in the best interests of each Fund and its shareholders that each Fund cease operations. The Board has determined to close the Funds and redeem all outstanding shares on March 30, 2020. Effective at the close of business January 17, 2020, the Funds will not accept any purchases and will no longer pursue its stated investment objective.

Altegris Funds
EXPENSE EXAMPLES (Unaudited)
December 31, 2019

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning July 1, 2019 and ending December 31, 2019.

Actual Expenses

The “Actual Expenses” section of each table provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Futures Evolution Strategy Fund
	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense	Account Value	Value	Period *
Expenses	Ratio	7/1/2019	12/31/2019	7/1/19 – 12/31/19
Class A	1.94%	$1,000.00	$1,007.70	$9.79
Class C	2.69%	$1,000.00	$1,003.50	$13.55
Class I	1.69%	$1,000.00	$1,008.10	$8.53
Class N	1.94%	$1,000.00	$1,006.70	$9.79

Hypothetical	Annualized	Beginning	Ending Account	Expenses Paid During
(5% return before	Expense	Account Value	Value	Period *
expenses)	Ratio	7/1/2019	12/31/2019	7/1/19 – 12/31/19
Class A	1.94%	$1,000.00	$1,015.38	$9.83
Class C	2.69%	$1,000.00	$1,011.61	$13.60
Class I	1.69%	$1,000.00	$1,016.64	$8.57
Class N	1.94%	$1,000.00	$1,015.38	$9.83

Altegris Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
June 30, 2019

GSA Trend Strategy Fund
	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense	Account Value	Value	Period *
Expenses	Ratio	7/1/2019	12/31/2019	7/1/19 – 12/31/19
Class A	1.85%	$1,000.00	$1,006.10	$9.33
Class I	1.60%	$1,000.00	$1,004.80	$8.06
Class N	1.85%	$1,000.00	$1,002.90	$9.31

Hypothetical	Annualized	Beginning	Ending Account	Expenses Paid During
(5% return before	Expense	Account Value	Value	Period *
expenses)	Ratio	7/1/2019	12/31/2019	7/1/19 – 12/31/19
Class A	1.85%	$1,000.00	$1,015.84	$9.37
Class I	1.60%	$1,000.00	$1,017.09	$8.11
Class N	1.85%	$1,000.00	$1,015.84	$9.37

Managed Futures Strategy Fund
	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense	Account Value	Value	Period *
Expenses	Ratio	7/1/2019	12/31/2019	7/1/19 – 12/31/19
Class A	1.90%	$1,000.00	$1,030.20	$9.70
Class C	2.65%	$1,000.00	$1,025.70	$13.49
Class I	1.65%	$1,000.00	$1,031.50	$8.43
Class O	1.90%	$1,000.00	$1,030.40	$9.70

Hypothetical	Annualized	Beginning	Ending Account	Expenses Paid During
(5% return before	Expense	Account Value	Value	Period *
expenses)	Ratio	7/1/2019	12/31/2019	7/1/19 – 12/31/19
Class A	1.90%	$1,000.00	$1,015.58	$9.63
Class C	2.65%	$1,000.00	$1,011.81	$13.40
Class I	1.65%	$1,000.00	$1,016.84	$8.36
Class O	1.90%	$1,000.00	$1,015.58	$9.63

*	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR	ADMINISTRATOR
Altegris Advisors, L.L.C.	Gemini Fund Services, LLC
1200 Prospect Street, Suite 400	80 Arkay Drive, Suite 110
La Jolla, CA 92037	Hauppauge, New York 11788

INVESTMENT SUB-ADVISORS

Doubleline Capital LP	Crabel Capital Management, LLC
333 South Grand Ave. Suite 1800	200 Pequot Ave
Los Angeles, CA 90071	Southport, CT 06890

PhaseCapital LP	Centurion Investment Management, LLC
200 Clarendon Street, 25th Floor	610 W Germantown Pike
Boston, MA 02116	Plymouth Meeting, PA 19462

Millburn Ridgefield Corporation	GSA Capital Partners, LLP
411 West Putnam Avenue #305	Stratton House 5 Stratton Street
Greenwich, CT 06830	London W1J 8LA United Kingdom

QMS Capital Management LP	Three Rock Capital Management Limited
240 Leigh Farm Rd #450	149 Francis St, Merchants Quay
Durham, NC 27707	Dublin 8, D08 K030, Ireland

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altegris TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

www.altegris.com/mutualfunds

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 3/4/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 3/4/2020

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer/Principal Financial Officer

Date 3/4/2020